GOVERNOR FUNDS

                             AGGRESSIVE GROWTH FUND

                             ESTABLISHED GROWTH FUND

                          INTERMEDIATE TERM INCOME FUND

                            INTERNATIONAL EQUITY FUND

                       LIFESTYLE CONSERVATIVE GROWTH FUND

                              LIFESTYLE GROWTH FUND

                         LIFESTYLE MODERATE GROWTH FUND

                      LIMITED DURATION GOVERNMENT SECURITIES FUND

                        PENNSYLVANIA MUNICIPAL BOND FUND

                             PRIME MONEY MARKET FUND

                      U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43218

Dear Shareholder:

      The Board of Trustees of the Governor Funds ("Governor Board") is pleased to submit three separate shareholder proposals. The first proposal is to reorganize the above-listed series of the Governor Funds (each, a "Governor Fund") into a comparable mutual fund series of the Vision Group of Funds (each, a "Vision Fund"). The shareholders of each Governor Fund will vote separately on the proposal to reorganize their Fund. If approved by shareholders of a Governor Fund, the shareholders of that Governor Fund will receive shares of a comparable Vision Fund. Each Vision Fund is advised by Manufacturers and Traders Trust Company ("M&T Bank"). M&T Bank is the principal banking subsidiary of M&T Bank Corporation ("M&T Corp."), a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank had $5.5 billion in assets under management. M&T Bank has served as investment adviser to the Vision Group of Funds (and their predecessors) since their inception in 1988.

      This reorganization is being proposed in connection with the recent merger of Keystone Financial, Inc. ("Keystone") into M&T Corp., the corporate parent of M&T Bank, which took place on October 6, 2000. Prior to the merger of Keystone and M&T Corp., Keystone was the corporate parent of Martindale Andres & Company LLC ("Martindale"), the investment adviser to each Governor Fund. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, M&T Corp., M&T Bank, Keystone and Martindale proposed that each Governor Fund be reorganized into a comparable Vision Fund.

      The Governor Board considered various factors in reviewing this proposal on behalf of the shareholders of each Governor Fund, including, but not limited to, the following: First, the Governor Board considered the fact that the Vision Funds have investment objectives and policies identical or substantially similar to those of corresponding Governor Funds. Second, because the Vision Group of Funds' complex has a larger asset base, the Governor Board believes the reorganization may provide shareholders the benefit of economies of scale and increased diversification. Third, no shareholders of the Governor Funds will pay a sales charge to become a shareholder of the Vision Funds in connection with the reorganization, and the expenses of the reorganization will not be borne by the Governor Funds. Fourth, the reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization. The Governor Board also considered the quality of services that would be provided to the shareholders of the Governor Funds after the reorganization and that the expense ratios after proposed contractual and voluntary fee waivers of the Vision Funds are within industry norms. For these and other reasons, the Governor Board believes this reorganization is in the best interests of the shareholders of each Governor Fund. The Board of Trustees of the Vision Group of Funds ("Vision Board") considered the same factors and determined that the reorganization is in the best interest of the shareholders of each Vision Fund.

      If this proposal is approved by Governor Fund shareholders, each Vision Fund would acquire substantially all of the assets and liabilities of a Governor Fund that either has identical or substantially similar investment objectives, policies, and strategies, and Vision Fund shares would be distributed PRO RATA to you in complete liquidation of your Governor Fund. In order to exchange your Governor Fund shares for Vision Fund shares, the Governor Board submits for your approval a form of Agreement and Plan of Reorganization ("Plan") that relates to your Governor Fund. Vision Fund shareholder approval of this reorganization and the Plan is not required nor is it being sought.

      The second proposal requests approval of a new investment advisory agreement ("New Advisory Agreement") between the Governor Funds, on behalf of each Governor Fund, and Martindale, each Fund's current investment adviser. For each Governor Fund, it is anticipated that the New Advisory Agreement will be in effect from the date the shareholders of that Governor Fund approve the New Advisory Agreement until the date of the reorganization of that Fund (currently anticipated to occur on or about December 18, 2000). After the reorganization, each Vision Fund into which each Governor Fund is reorganized will be managed by M&T Bank, and Martindale will be the sub-adviser for the Vision Small Cap Stock Fund pursuant to a sub-advisory agreement between Martindale and M&T Bank.

      The third proposal requests approval by the International Equity Fund shareholders of a new sub-advisory agreement ("New Sub-Advisory Agreement") between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc. ("Brinson"), the current sub-adviser to the International Equity Fund. It is anticipated that this New Sub-Advisory Agreement will be in effect from the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement until the date of the reorganization of the International Equity Fund (currently anticipated to occur on or about December 18, 2000). Upon the reorganization, Brinson will continue to be the sub-adviser for the International Equity Fund pursuant to a new sub-advisory agreement between Brinson and M&T Bank.

      Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by telephone or by the Internet or by mail. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE GOVERNOR FUND, YOU WILL RECEIVE MORE THAN ONE PROSPECTUS/PROXY STATEMENT AND PROXY CARD AND WILL NEED TO VOTE THE SHARES YOU HOLD OF EACH FUND. Following this letter is a Q&A summarizing the proposed reorganization and information on how you vote your shares. Please read the entire Prospectus/Proxy Statement carefully before you vote.

      The Board believes that the proposed reorganization of each Governor Fund with a comparable Vision Fund and approval of the New Advisory Agreement for the Governor Funds and New Sub-Advisory Agreement for the International Equity Fund are in the best interests of the Governor Funds and their shareholders and unanimously recommends that you vote in favor of such proposals.

      Thank you for your prompt attention and participation.

                                   Sincerely,

                                    /S/ A. JAMES DURICA
                                    A. James Durica




                                    PRESIDENT

                                       ii

                     GOVERNOR FUNDS/VISION GROUP OF FUNDS

                                    PROXY Q&A

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE?

     The reorganization is being proposed in connection with the recent merger of Keystone Financial, Inc. ("Keystone") into M&T Bank Corporation ("M&T Corp."), which took place on October 6, 2000 ("Bank Merger"). Prior to the Bank Merger, Keystone was the corporate parent of Martindale Andres & Company LLC ("Martindale"), the investment adviser to each Governor Fund. M&T Corp. is the corporate parent of Manufacturers and Traders Trust Company ("M&T Bank"), the investment adviser to each series of the Vision Group of Funds.

     In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, M&T Corp., M&T Bank, Keystone and Martindale proposed that each Governor Fund be reorganized into a comparable Vision Fund.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

     The reorganization is currently anticipated to occur in mid-December, assuming shareholder and regulatory approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the corresponding Vision Fund.

WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE VISION FUNDS?

     Governor Fund shareholders are being asked to approve this reorganization through voting at the Special Meeting of Governor Fund Shareholders, which is scheduled to occur on December 13, 2000. YOUR VOTE IS VERY IMPORTANT. You have the flexibility to cast your vote either by phone, Internet or mail.

     Upon   approval  of  the   reorganization,   shareholders'   accounts  will
automatically be transferred to the corresponding Vision Fund.

WHAT WILL HAPPEN TO MY GOVERNOR FUND ACCOUNT?

     After the reorganization, shareholders will be assigned a new account at the Vision Group of Funds and then Governor Fund accounts will be closed. This process will occur automatically, with no action required by you.

WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS, TRANSFER OVER TO VISION FUNDS?

     Various types of account servicing features will transfer automatically to new Vision Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the Vision Group of Funds' diversified product line and shareholder services.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

     This reorganization is expected to be a TAX-FREE event. Generally, shareholders will not incur capital gains or losses on the conversion from Governor Fund shares into Vision Fund shares as a result of this reorganization.

     Shareholders will incur capital gains or losses if they sell their Governor Fund shares before the reorganization becomes effective or sell/exchange their Vision Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts are exempt from such tax consequences.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

Contact Governor Funds at 1-800-766-3960, or contact your sales representative.

WHERE CAN I GET MORE INFORMATION ABOUT THE VISION GROUP OF FUNDS?

     Contact Vision Funds at 1-800-836-2211. Additionally, we encourage you to contact your financial advisor.

WHAT OTHER PROPOSALS AM I BEING ASKED TO VOTE ON?

     As a result of the Bank Merger, the investment advisory agreement then in effect between the Governor Funds and Martindale automatically terminated in accordance with its terms and applicable law. Similarly, the investment sub-advisory agreement then in effect between Martindale and Brinson Partners, Inc. ("Brinson"), the sub-adviser to the International Equity Fund, also terminated. Shareholders are now being asked to approve a new investment advisory agreement with Martindale. In addition, shareholders of the International Equity Fund are being asked to approve a new investment sub-advisory agreement with Brinson. As to a particular Governor Fund, each new agreement would be in effect until the date of the reorganization of that Fund.

                                 GOVERNOR FUNDS

                             AGGRESSIVE GROWTH FUND

                             ESTABLISHED GROWTH FUND

                          INTERMEDIATE TERM INCOME FUND

                            INTERNATIONAL EQUITY FUND

                       LIFESTYLE CONSERVATIVE GROWTH FUND

                              LIFESTYLE GROWTH FUND

                         LIFESTYLE MODERATE GROWTH FUND

                   LIMITED DURATION GOVERNMENT SECURITIES FUND

                        PENNSYLVANIA MUNICIPAL BOND FUND

                             PRIME MONEY MARKET FUND

                   U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43218

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON DECEMBER 13, 2000

      A Special Meeting of Shareholders ("Special Meeting") of each series of the Governor Funds listed above (each a "Governor Fund") will be held on December 13, 2000, at 2:00 p.m., Eastern Time at the principal offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218, for the following purposes:

1. To approve a proposed Agreement and Plan of Reorganization ("Plan")1 between the Governor Funds, on behalf of each Governor Fund series, and the Vision Group of Funds, on behalf of certain Vision Fund series (each a "Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of a corresponding Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. (EACH GOVERNOR FUND TO VOTE SEPARATELY.)

2. To approve a new investment advisory agreement between the Governor Funds, on behalf of each Governor Fund series ("New Advisory Agreement"), and Martindale Andres & Company LLC ("Martindale"). (EACH GOVERNOR FUND TO VOTE SEPARATELY.)

3. To approve a new investment sub-advisory agreement between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc. (INTERNATIONAL EQUITY FUND SHAREHOLDERS ONLY WILL VOTE SEPARATELY.)

4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

      The attached Prospectus/Proxy Statement provides more information concerning the foregoing matters, including the transaction contemplated by the Plan. A Form of the Plan is attached as Exhibit A.

      Shareholders of record at the close of business on October 16, 2000 are entitled to notice of, and (except for the S Shares class of Prime Money Market
Fund) to vote at, the Special Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL, OR BY VOTING BY TELEPHONE OR THE INTERNET. YOUR VOTE IS IMPORTANT.



                                         By Order of the Board of Trustees,


                                         /s/  Michael P. Malloy
                                         Michael P. Malloy

Dated:  November 13, 2000                SECRETARY



TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                                TABLE OF CONTENTS

                                                                          Page
 COVER PAGE...............................................................COVER
PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.................3
    SUMMARY..................................................................3
        About the Proposed Reorganization....................................3
           COMPARATIVE FEE TABLES............................................4
        Comparison of Investment Objectives, Policies, Strategies and
        Principal Risks of the Governor Funds and Vision Funds..............30
        Comparison of Operations............................................57
           INVESTMENT ADVISORY AGREEMENTS...................................57
           SUB-ADVISORY AGREEMENTS..........................................59
           PORTFOLIO MANAGERS...............................................60
           ADMINISTRATIVE AND SHAREHOLDER SERVICES..........................63
           DISTRIBUTION SERVICES............................................64
           PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES.....................65
           DIVIDENDS AND OTHER DISTRIBUTIONS................................69
        Tax Consequences....................................................70
    INFORMATION ABOUT THE REORGANIZATION....................................70
        Merger Between Keystone and M&T Corp................................70
        Considerations by the Board of Trustees of the Governor Funds.......71
        Description of the Plan of Reorganization...........................73
        Description of Vision Fund Shares...................................74
        Federal Income Tax Consequences.....................................75
        Comparative Information on Shareholder Rights and Obligations.......75
           CAPITALIZATION...................................................76
    INFORMATION ABOUT THE VISION FUNDS AND THE GOVERNOR FUNDS...............79
        Vision Funds........................................................79
        Governor Funds......................................................80
PROPOSAL 2: APPROVAL OF A NEW ADVISORY AGREEMENT WITH MARTINDALE............80
    INTRODUCTION............................................................80
        Interim Advisory Agreement..........................................80
        New Advisory Agreement..............................................81
    BOARD CONSIDERATIONS....................................................82
    COMPARISON OF THE PREVIOUS ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT82
        Advisory Services...................................................82
        Sub-Advisers........................................................83
        Fees................................................................83
        Payment of Expenses.................................................83
        Brokerage...........................................................84
        Limitation of Liability.............................................84
        Continuance.........................................................85
        Termination.........................................................85
    ADDITIONAL INFORMATION REGARDING MARTINDALE.............................85
PROPOSAL 3: APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH BRINSON.............88
    INTRODUCTION............................................................88
        Interim Sub-Advisory Agreement......................................88
        New Sub-Advisory Agreement..........................................89
    BOARD CONSIDERATIONS....................................................90
    COMPARISON OF THE PREVIOUS AGREEMENT AND NEW ADVISORY AGREEMENT.........90
        Sub-Advisory Services...............................................91
        Fees................................................................91
        Payment of Expenses.................................................91
        Brokerage...........................................................91
        Limitation of Liability.............................................92
        Continuance.........................................................93
        Termination.........................................................93
    ADDITIONAL INFORMATION REGARDING BRINSON................................93
VOTING INFORMATION..........................................................94
    OUTSTANDING SHARES AND VOTING REQUIREMENTS..............................95
    OTHER MATTERS..........................................................104
    BOARD RECOMMENDATION...................................................105
EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT............................106
    FORM OF AGREEMENT AND PLAN OF REORGANIZATION...........................133
    VISION FUND PROSPECTUS....................................................





                           PROSPECTUS/PROXY STATEMENT

                                NOVEMBER 13, 2000



                          ACQUISITION OF THE ASSETS OF:

                               THE GOVERNOR FUNDS

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43218

                                 1-800-766-3960

                             BY AND IN EXCHANGE FOR

                              VISION GROUP OF FUNDS

                     VISION SMALL CAP STOCK FUND - CLASS A SHARES
                  VISION INTERMEDIATE TERM BOND FUND - CLASS A SHARES

                   VISION INTERNATIONAL EQUITY FUND - CLASS A SHARES
                      VISION LARGE CAP CORE FUND - CLASS A SHARES

              VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH - CLASS A SHARES

         VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH - CLASS A SHARES
           VISION MANAGED ALLOCATION FUND - MODERATE GROWTH - CLASS A SHARES

              VISION PENNSYLVANIA MUNICIPAL INCOME FUND - CLASS A SHARES
                     VISION INSTITUTIONAL PRIME MONEY MARKET FUND

                  VISION TREASURY MONEY MARKET FUND - CLASS A SHARES

                              5800 CORPORATE DRIVE

                            PITTSBURGH, PA 15237-7000

                                 1-800-341-7400

     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") related to your Governor Fund pursuant to which you would receive shares of one of the mutual fund series of the Vision Group of Funds listed above (each a "Vision Fund" and together the "Vision Funds") in exchange for the shares of the Governor Fund you currently own. Each Vision Fund and each Governor Fund is a portfolio of securities of an open-end management investment company. Each Vision Fund is advised by Manufacturers and Traders Trust Company ("M&T Bank"), the principal banking subsidiary of M&T Bank Corporation ("M&T Corp."). Each Governor Fund is advised by Martindale Andres & Company LLC ("Martindale"), which is also a subsidiary of M&T Corp. If the Plan is approved with respect to your Governor Fund, the Vision Fund will acquire all or substantially all of the assets and liabilities of the Governor Fund, which has either identical or substantially similar investment objectives and investment policies and strategies, and Vision Fund shares will be distributed PRO RATA by each Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. In accordance with the terms of the Plan, each Governor Fund shareholder will become the owner of the Vision Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Governor Fund. For the name of the Vision Fund into which your Governor Fund would be reorganized and, if applicable, the name of the class of shares that you would receive in the reorganization, please see "Summary - About the Proposed Reorganization." For a comparison of the investment objectives, policies, strategies and principal risks of the Governor Fund and the Vision Fund into which your Governor Fund would be reorganized, see "Summary - Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Governor Funds and the Vision Funds."2

                THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.


     Shareholders are also being asked to approve a new investment advisory agreement ("New Advisory Agreement") between the Governor Funds, on behalf of each Governor Fund, and Martindale ("New Advisory Agreement"), each Fund's current investment adviser, with substantially the same terms, conditions and fees as the previous advisory agreement between Martindale and the Governor Funds, on behalf of each Governor Fund. For each Governor Fund, the New Advisory Agreement will be in effect for the period of time between the date the shareholders of that Governor Fund approve the New Advisory Agreement until the date of the Reorganization of the Fund (currently anticipated to occur on or about December 18, 2000).

                THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY
                  RECOMMENDS APPROVAL OF THE NEW ADVISORY AGREEMENT.


     Shareholders of the International Equity Fund are being asked to approve a new investment sub-advisory agreement ("New Sub-Advisory Agreement") between Martindale and Brinson Partners, Inc. ("Brinson"), the current sub-adviser to the International Equity Fund, with substantially the same terms, conditions and fees as the previous investment sub-advisory agreement between Martindale and Brinson. The New Sub-Advisory Agreement will be in effect for the period of time between the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement until the date of the Reorganization of the International Equity Fund (currently anticipated to occur on or about December 18, 2000).

                THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.




     You should retain this Prospectus/Proxy Statement, dated November 13, 2000, for future reference. It sets forth concisely the information about each Vision Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Vision Fund into which your Governor Fund would be reorganized (dated November 8, 2000), which is incorporated herein by reference. Statements of Additional Information for each Vision Fund (one relating to the Vision Fund's Prospectus, which is dated November 8, 2000, and a second one relating to this Prospectus/Proxy Statement, which is dated November 13, 2000), all containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling The Vision Group of Funds at the address and telephone number shown above.



     Prospectuses dated October 30, 2000, and a Statement of Additional Information, dated October 30, 2000, relating to the Governor Funds, have been filed with the SEC and are incorporated herein by reference. The Annual Report to Shareholders of the Governor Funds, dated June 30, 2000, has also been filed with the SEC and is incorporated herein by reference. You may request a copy of the Prospectus and Statement of Additional Information relating to the Governor Funds without charge by writing or calling the Governor Funds at the address and telephone number shown above.

     This Prospectus/Proxy Statement will first be mailed to shareholders on or about November 14, 2000.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL 1:         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Vision Fund, the Prospectus and Statement of Additional Information of each Governor Fund, and the Plan. A Form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT THE PROPOSED REORGANIZATION

     The Board of Trustees of the Governor Funds, of which each Governor Fund is a series, has voted to recommend approval of the Plan to shareholders of each Fund. Under the Plan, each Vision Fund would acquire all or substantially all of the assets and liabilities of the corresponding Governor Fund in exchange for the Vision Fund's shares to be distributed PRO RATA by the Governor Fund to its shareholders in complete liquidation and dissolution of the Governor Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Governor Fund would become the owner of a Vision Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Governor Fund on the date of the Reorganization.

     As a condition to the Reorganization, each Vision Fund and corresponding Governor Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Vision Fund nor the Governor Fund nor the shareholders of the Governor Fund will recognize any gain or loss. The tax basis of the Vision Fund's shares received by Governor Fund shareholders would be the same as the tax basis of their shares in the Governor Fund. After the Reorganization is completed, each Governor Fund would be dissolved.

     The following chart shows the Vision Fund into which each Governor Fund would be reorganized if the Reorganization is approved, and, if applicable, the name of the class of shares of the Vision Fund you would receive in the Reorganization. The chart is arranged alphabetically according to the name of the Governor Fund.

-------------------------------------------------------------------------------
  Aggressive Growth Fund          would be       Vision Small Cap Stock Fund*
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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  Established Growth Fund         would be       Vision Large Cap Core Fund**
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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 Intermediate Term Income         would be         Vision Intermediate Term
           Fund               reorganized into            Bond Fund*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
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 International Equity Fund        would be        Vision International Equity
     (Investor Shares)        reorganized into               Fund*
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
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  Lifestyle Conservative          would be         Vision Managed Allocation
        Growth Fund           reorganized into    Fund - Conservative Growth*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
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   Lifestyle Growth Fund          would be         Vision Managed Allocation
     (Investor Shares)        reorganized into     Fund - Aggressive Growth*
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Lifestyle Moderate Growth        would be         Vision Managed Allocation
           Fund               reorganized into      Fund - Moderate Growth*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     Limited Duration             would be       Vision Institutional Limited
Government Securities Fund    reorganized into     Duration U.S. Government
     (Investor Shares)                                       Fund*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Pennsylvania Municipal          would be            Vision Pennsylvania
         Bond Fund            reorganized into      Municipal Income Fund*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Prime Money Market Fund         would be        Vision Institutional Prime
     (Investor Shares)        reorganized into        Money Market Fund*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 U.S. Treasury Obligations        would be       Vision Treasury Money Market
     Money Market Fund        reorganized into               Fund
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------

* THIS FUND HAS RECENTLY BEEN ORGANIZED FOR THE PURPOSE OF CONTINUING THE INVESTMENT OPERATIONS OF THE CORRESPONDING GOVERNOR FUND, AND HAS NO ASSETS OR PRIOR HISTORY OF INVESTMENT OPERATIONS.

** THIS FUND WAS ORGANIZED EARLIER THIS YEAR AND BECAME EFFECTIVE ON JUNE 30,
   2000, BUT IS NOT SCHEDULED TO COMMENCE OPERATIONS PRIOR TO THE
   REORGANIZATION.

COMPARATIVE FEE TABLES

     The Governor Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of a Governor Fund, you pay these expenses indirectly. The Vision Funds also incur expenses in their operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following tables compare the expenses paid by the Governor Funds with the expenses that you would incur indirectly as a shareholder of the Vision Fund into which your shares would be exchanged. The tables also include any shareholder fees which would be paid directly from your investment. YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE VISION FUND IN EXCHANGE FOR SHARES OF THE GOVERNOR FUND YOU CURRENTLY OWN IN THE REORGANIZATION. After taking into account the contractual fee waivers and expense limitations of the Vision Funds that will be in effect for a one-year period starting from the Closing of the Reorganization (as described under "Description of the Plan of Reorganization"), and the expiration on October 31, 2000, of the contractual fee waivers that were in effect for the Governor Funds, while there can be no assurances, the various fees and expense ratios to be incurred by a Vision Fund after the proposed Reorganization generally are expected to be lower than those currently incurred by the corresponding Governor Fund. The only exception is the Vision Pennsylvania Municipal Income Fund's annual operating expenses (which are expected to be higher by 0.03%).

     A comparison of fees is provided in the following tables. In the case of the Governor Funds, because the contractual fee waivers and reimbursements that had been in place with respect to the Governor Funds ended on October 31, 2000, those waivers and reimbursements are disclosed in the footnotes to the fee table instead of the body of the table. In the case of each Vision Fund, various contractual fee waivers and expense reimbursements will be in place for the one-year period starting from the Closing of the Reorganization. All of these contractual fee waivers and reimbursements are reflected in the body of the fee table instead of in the footnotes. The following comparative fee tables are arranged alphabetically according to the name of the Governor Fund.

     This table describes the fees and expenses of the Class A Shares of the VISION SMALL CAP STOCK FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR AGGRESSIVE GROWTH FUND for its most recent fiscal year end (June 30, 2000).



                                                                               VISION SMALL   GOVERNOR   VISION
                                                                               CAP STOCK FUND AGGRESSIVE PRO FORMA
                                                                               (CLASS A       GROWTH     ESTIMATED
                                                                               SHARES) 1      FUND       COMBINED
                                                                                              (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                        5.50%2        5.50%        5.50%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee...................................................  0.85%
1.00%............................................................  0.85%
Distribution (12b-1) Fee.........................................  0.25%3
None.............................................................  0.25%3
Shareholder Services Fee.........................................  0.25%4
None7............................................................  0.25%4
Other Expenses...................................................  0.28%5
0.40%7...........................................................  0.28%5
Total Annual Fund Operating Expenses.............................  1.63%
1.40%8...........................................................  1.63%
Total Waivers of Fund Expenses...................................  0.30%6
N/A8.............................................................  0.30%6
Total Annual Fund Operating Expenses (After Waivers).............  1.33%
1.40%............................................................  1.33%


     1 To date, the Vision Small Cap Stock Fund has had no operations.

     2 The Vision Small Cap Stock Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, holders of the Governor Aggressive Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Small Cap Stock Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Small Cap Stock Fund for another Vision mutual fund.

     3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Small Cap Stock Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     4 Pursuant to a contractual agreement with the Fund's administrator, the Vision Small Cap Stock Fund will pay and accrue the Shareholder Services Fee for Class A Shares in an amount equal to 0.20% of the Fund's average daily net assets for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. The Fund will not accrue or pay the remaining 0.05% of the Shareholder Services Fee for that time period.

     5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

     6 As stated in notes 3 and 4, the Vision Small Cap Stock Fund will not accrue or pay the Distribution (12b-1) Fee and will accrue or pay only a portion of the Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     7 Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Aggressive Growth Fund's distributor) and other financial institutions ("Servicing Organizations") under an Administration Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

     8 As stated in note 7, the Governor Aggressive Growth Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.34%
Total Actual Annual Fund Operating Expenses (After Waivers).............  1.06%


     This table describes the fees and expenses of the Class A Shares of the VISION LARGE CAP CORE FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR ESTABLISHED GROWTH FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION LARGE   GOVERNOR   VISION
                                                                               CAP CORE FUND  ESTABLISHEDPRO FORMA
                                                                               (CLASS A       GROWTH     ESTIMATED
                                                                               SHARES) 1      FUND       COMBINED
                                                                                              (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                        5.50%2         5.50%          5.50%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee............................................0.85%
0.75%.....................................................0.85%
Distribution (12b-1) Fee..................................0.25%3
None......................................................0.25%3
Shareholder Services Fee..................................0.25%4
None7.....................................................0.25%4
Other Expenses............................................0.22%5
0.38%7....................................................0.22%5
Total Annual Fund Operating Expenses......................1.57%   1.13%8
1.57%
Total Waiver of Fund Expenses.............................0.50%6  N/A
0.50%6
Total Annual Fund Operating Expenses (After Waivers) .....1.07%   1.13%8
1.07%

     1 Since its inception on June 20, 2000, the Vision Large Cap Core Fund has had no operations.

     2 The Vision Large Cap Core Fund Class A Shares typically have a maximum sales charge of 5.50%. However, shareholders of the Governor Established Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Large Cap Core Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange those shares of the Vision Large Cap Core Fund for another Vision mutual fund.

     3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Large Cap Core Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     4 Pursuant to a contractual agreement with the Fund's administrator, the Vision Large Cap Core Fund will not pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fees, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

     6 As stated in notes 3 and 4, the Vision Large Cap Core Fund will not accrue or pay the Distribution (12b-1) or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     7 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Established Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

     8 As stated in note 7, the Governor Established Growth Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.19%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.94%


This table describes the fees and expenses of the Class A Shares of the VISION INTERMEDIATE TERM BOND FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR INTERMEDIATE TERM INCOME FUND for its most recent fiscal year end (June 30, 2000).



                                                                              VISION          GOVERNOR   VISION
                                                                              INTERMEDIATE    INTERMEDIATPRO FORMA
                                                                              TERM BOND FUND  TERM       ESTIMATED
                                                                              (CLASS A        INCOME     COMBINED
                                                                              SHARES) 1       FUND
                                                                                              (INVESTOR
                                                                                              SHARES)


SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                        4.50%2          4.50%         4.50%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee....................................................  0.70%3
0.60%.............................................................  0.70%3
Distribution (12b-1) Fee..........................................  0.25%4
None..............................................................  0.25%4
Shareholder Services Fee..........................................  0.25%5
None8.............................................................  0.25%5
Other Expenses....................................................  0.24%6
0.29%8............................................................  0.24%6
Total Annual Fund Operating Expenses..............................  1.44%
0.89%9............................................................  1.44%
Total Waivers of Fund Expenses....................................  0.73%7
N/A9..............................................................  0.73%7
Total Annual Fund Operating Expenses (After Waivers)..............  0.71%
0.89%.............................................................  0.71%


     1 To date, the Vision Intermediate Term Bond Fund has had no operations.

     2 The Vision Intermediate Term Bond Fund's Class A Shares typically have a maximum sales charge of 4.50%. However, holders of the Governor Intermediate Term Income Fund's Investor Shares will not be charged a sales charge when receiving Vision Intermediate Term Bond Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision Intermediate Term Bond Fund for another Vision mutual fund.

     3 The Fund's adviser has agreed to contractually waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.47% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Intermediate Term Bond Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Intermediate Term Bond Fund will not pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

     7 As stated in notes 3, 4 and 5, the Vision Intermediate Term Bond Fund's adviser has agreed to contractually waive a portion of its Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Intermediate Term Income Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

     9 As stated in note 8, the Governor Intermediate Term Income Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.56%


This table describes the fees and expenses of the Class A Shares of the VISION INTERNATIONAL EQUITY FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR INTERNATIONAL EQUITY FUND for its most recent fiscal year end (June 30, 2000).


                                                                              VISION        GOVERNOR     VISION
                                                                              INTERNATIONAL INTERNATIONALPRO FORMA
                                                                              EQUITY FUND   EQUITY FUND  ESTIMATED
                                                                              (CLASS A      (INVESTOR    COMBINED
                                                                              SHARES) 1     SHARES)
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                        5.50%2      5.50%          5.50%2



                         ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee....................................................  1.00%3
1.25%.............................................................  1.00%3
Distribution (12b-1) Fee..........................................  0.25%4
None..............................................................  0.25%4
Shareholder Services Fee..........................................  0.25%
None7.............................................................  0.25%
Other Expenses....................................................  0.56%5
0.60%7............................................................  0.56%5
Total Annual Fund Operating Expenses..............................  2.06%
1.85%8............................................................  2.06%
Total Waivers of Fund Expenses....................................  0.35%6
N/A8..............................................................  0.35%6
Total Annual Fund Operating Expenses (After Waivers)..............  1.71%
1.85%.............................................................  1.71%


     1 To date, the Vision International Equity Fund has had no operations.

     2 The Vision International Equity Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, holders of the Governor International Equity Fund's Investor Shares will not be charged a sales charge when receiving their Vision International Equity Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision International Equity Fund for another Vision mutual fund.

     3 The Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.90% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     4 Pursuant to a contractual agreement with the Fund's distributor, the Vision International Equity Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

     6 As stated in notes 3 and 4, the Vision International Equity Fund's adviser has contractually agreed to waive a portion of the Fund's Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     7 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor International Equity Fund's distributor) and other financial institutions ("Servicing Organizations") under an Administration Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

     8 As stated in note 7, the Governor International Equity Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.88%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.97%


This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH, a new fund, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIFESTYLE CONSERVATIVE GROWTH FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION        GOVERNOR     VISION
                                                                               MANAGED       LIFESTYLE    PRO FORMA
                                                                               ALLOCATION    CONSERVATIVE ESTIMATED
                                                                               FUND -        GROWTH       COMBINED
                                                                               CONSERVATIVE  FUND
                                                                               GROWTH (CLASS (INVESTOR
                                                                               A SHARES) 1   SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                         5.00%2        4.50%     5.00%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee......................................................... 0.25%3
0.25%.................................................................. 0.25%3
Distribution (12b-1) Fee............................................... 0.25%4
0.50%8..................................................................0.25%4
Shareholder Services Fee............................................... 0.25%5
None9...................................................................0.25%5
Other Expenses......................................................... 38.07%6
24.81%9.................................................................38.07%6
Total Annual Fund Operating Expenses.................................... 38.82%
25.56%10................................................................38.82%10
Total Waivers and Reimbursements of Fund Expenses....................... 37.82%7
N/A10....................................................................37.82%7
Total Annual Fund Operating Expenses (After Waivers and Reimbursements).  1.00%
25.56%..................................................................  1.00%


     1 To date, the Vision Managed Allocation Fund - Conservative Growth has had no operations.

     2 The Vision Managed Allocation Fund - Conservative Growth Class A Shares typically have a maximum sales charge of 5.00%. However, shareholders of the Governor Lifestyle Conservative Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Managed Allocation Fund - Conservative Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Managed Allocation Fund - Conservative Growth for another Vision mutual fund.

     3 The Vision Managed Allocation Fund - Conservative Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.

     4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Conservative Growth will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     5 Pursuant to contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Conservative Growth does not expect to pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

     6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001. 7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Conservative Growth's adviser agreed to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     8 Long-term shareholders of the Governor Lifestyle Conservative Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees.

     9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Conservative Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the
Governor Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor Established Growth, Governor Aggressive Growth and Governor International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.

     10 The Governor Lifestyle Conservative Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.

Total Waivers of Fund Expenses..........................................  23.91%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements)
    1.65%

This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of Investor Shares of the GOVERNOR LIFESTYLE GROWTH FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION MANAGED GOVERNOR   VISION
                                                                               ALLOCATION     LIFESTYLE  PRO FORMA
                                                                               FUND -         GROWTH     ESTIMATED
                                                                               AGGRESSIVE     FUND       COMBINED
                                                                               GROWTH (CLASS  (INVESTOR
                                                                               A SHARES) 1    SHARES)
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                        5.00%2        4.50%         5.00%2

ANNUAL FUND OPERATING EXPENSES


                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee............................................................0.25%3
0.25%.....................................................................0.25%3
Distribution (12b-1) Fee..................................................0.25%4
0.50%8....................................................................0.25%4
Shareholder Services Fee..................................................0.25%5
None9.....................................................................0.25%5
Other Expenses............................................................7.91%6
8.78%9....................................................................7.91%6
Total Annual Fund Operating Expenses......................................8.66%
9.54%10...................................................................8.66%
Total Waivers and Reimbursements of Fund Expenses.........................7.66%7
N/A10.....................................................................7.66%7
Total Annual Fund Operating Expenses (After Waivers and Reimbursements)... 1.00%
9.54%..................................................................... 1.00%


     1 To date, the Vision Managed Allocation Fund - Aggressive Growth has had no operations.

     2 The Vision Managed Allocation Fund - Aggressive Growth Class A Shares typically have a maximum sales charge of 5.00%. However, Governor Lifestyle Growth Fund Investor Shares shareholders will not be charged a sales charge when receiving your Vision Managed Allocation Fund - Aggressive Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Fund for another Vision mutual fund.

     3 The Vision Managed Allocation Fund - Aggressive Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.

     4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Aggressive Growth will not pay or accrue Distribution (12b-1) Fees for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in this table.

     5 Pursuant to the contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Aggressive Growth does not expect to pay or accrue the Shareholder Services Fees for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fees, it would be able to pay up to 0.25% of its average daily net assets as noted in this table.

     6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

     7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Aggressive Growth's adviser agrees to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

     8 Long-term shareholders of the Governor Lifestyle Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees.

     9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the Governor
Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor Established Growth, Governor Aggressive Growth, and Governor
International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.

     10 The Governor Lifestyle Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.

Total Waivers of Fund Expenses..........................................  7.89%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements) 1.65%

This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - MODERATE GROWTH, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIFESTYLE MODERATE GROWTH FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION MANAGED GOVERNOR   VISION
                                                                               ALLOCATION     LIFESTYLE  PRO FORMA
                                                                               FUND -         MODERATE   ESTIMATED
                                                                               MODERATE       GROWTH     COMBINED
                                                                               GROWTH (CLASS  FUND
                                                                               A SHARES) 1    (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                      5.00%2           4.50%        5.00%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee.........................................................  0.25%3
0.25%..................................................................  0.25%3
Distribution (12b-1) Fee...............................................  0.25%4
0.50%8.................................................................  0.25%4
Shareholder Services Fee...............................................  0.25%5
None9..................................................................  0.25%5
Other Expenses.........................................................  8.40%6
7.10%9.................................................................  8.40%6
Total Annual Fund Operating Expenses...................................  9.15%
7.86%10................................................................  9.15%
Total Waivers and Reimbursements of Fund Expenses......................  8.15%7
N/A10..................................................................  8.15%7
Total Annual Fund Operating Expenses (After Waivers and Reimbursements)  1.00%
7.86%..................................................................  1.00%

1 To date, the Vision Managed Allocation Fund - Moderate Growth has had no operations.

2 The Vision Managed Allocation Fund - Moderate Growth Class A Shares typically have a maximum sales charge of 5.00%. However, Governor Lifestyle Moderate Growth Fund shareholders will not be charged a sales charge when receiving Vision Managed Allocation Fund - Moderate Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Fund for another Vision mutual fund.

3 The Vision Managed Allocation Fund - Moderate Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Moderate Growth will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to the contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Moderate Growth does not expect to pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table. 6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Moderate Growth's adviser agreed to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Long-term shareholders of the Governor Lifestyle Moderate Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees. 9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Moderate Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the
Governor Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor Established Growth, Governor Aggressive Growth, and Governor International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds. 10 The Governor Lifestyle Moderate Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.

Total Waivers of Fund Expenses..........................................  6.21%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements) 1.65%

This table describes the fees and expenses of VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIMITED DURATION GOVERNMENT SECURITIES FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION        GOVERNOR    VISION
                                                                               INSTITUTIONAL LIMITED     PRO FORMA
                                                                               LIMITED       DURATION    ESTIMATED
                                                                               DURATION U.S. GOVERNMENT  COMBINED
                                                                               GOVERNMENT    SECURITIES
                                                                               FUND1         FUND
                                                                                             (INVESTOR
                                                                                             SHARES)

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                             3.00%2      3.00%             3.00%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee.................................................  0.60%3
0.60%..........................................................  0.60%3
Distribution (12b-1) Fee.......................................  0.25%4
None...........................................................  0.25%4
Shareholder Services Fee.......................................  0.25%5
None8..........................................................  0.25%5
Other Expenses.................................................  0.36%6
0.34%8.........................................................  0.36%6
Total Annual Fund Operating Expenses...........................  1.46%
0.94%9.........................................................  1.46%
Total Waivers of Fund Expenses.................................  0.70%7
N/A9...........................................................  0.70%7
Total Annual Fund Operating Expenses (After Waivers)...........  0.76%
0.94%..........................................................  0.76%

1 To date, the Vision Institutional Limited Duration U.S. Government Fund has had no operations.

2 The Vision Institutional Limited Duration U.S. Government Fund's Shares typically have a maximum sales charge of 3.00%. However, shareholders of the Governor Limited Duration Government Securities Fund's Investor Shares will not be charged a sales charge when receiving Vision Institutional Limited Duration U.S. Government Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Institutional Limited Duration U.S. Government Fund for another Vision mutual fund.

3 The Vision Institutional Limited Duration U.S. Government Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.40% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4 Pursuant to a contractual agreement with the Fund's distributor, The Vision Institutional Limited Duration U.S. Government Fund will not pay or accrue the Distribution (12b-1) Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Institutional Limited Duration U.S. Government Fund will not pay or accrue the Shareholder Services Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Institutional Limited Duration U.S. Government Fund's adviser has contractually agreed to waive a portion of the Fund's Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Limited Duration Government Securities Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

9 As stated in note 8, the Governor Limited Duration Government Securities Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.61%


This table describes the fees and expenses of the Class A Shares of the VISION PENNSYLVANIA MUNICIPAL INCOME FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR PENNSYLVANIA MUNICIPAL BOND FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION       GOVERNOR     VISION
                                                                               PENNSYLVANIA PENNSYLVANIA PRO FORMA
                                                                               MUNICIPAL    MUNICIPAL    ESTIMATED
                                                                               INCOME FUND  BOND FUND    COMBINED
                                                                               (CLASS A     (INVESTOR
                                                                               SHARES) 1    SHARES)

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                             4.50%2       4.50%       4.50%2

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee.....................................................  0.70%3
0.60%..............................................................  0.70%3
Distribution (12b-1) Fee...........................................  0.25%4
None...............................................................  0.25%4
Shareholder Services Fee...........................................  0.25%5
None8..............................................................  0.25%5
Other Expenses.....................................................  0.32%6
0.33%8.............................................................  0.32%6
Total Annual Fund Operating Expenses...............................  1.52%
0.93%9.............................................................  1.52%7
Total Waivers of Fund Expenses.....................................  0.56%7
N/A9...............................................................  0.56%7
Total Annual Fund Operating Expenses (After Waivers)...............  0.96%
0.93%..............................................................  0.96%

1  To date, the Vision Pennsylvania Municipal Income Fund has had no operations.

2 The Vision Pennsylvania Municipal Income Fund's Class A Shares typically have a maximum sales charge of 4.50%. However, holders of the Governor Pennsylvania Municipal Bond Fund Fund's Investor Shares will not be charged a sales charge when receiving Vision Pennsylvania Municipal Income Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision Pennsylvania Municipal Income Fund for another Vision mutual fund.

3 The Vision Pennsylvania Municipal Income Fund's adviser has contractually agreed to waive a portion of the Management Fee. Pursuant to a contractual agreement with the Fund's adviser, the Management Fee paid by the Fund (after the waiver) will not exceed 0.64% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Pennsylvania Municipal Income Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the fee table.

5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Pennsylvania Municipal Income Fund will not pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Pennsylvania Municipal Income Fund's adviser has agreed to contractually waive a portion of its Management Fee and the Fund will not accrue or pay Distribution (12b-1) Fees or Shareholder Services Fees pursuant to contractual agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Pennsylvania Municipal Bond Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

9 As stated in note 8, the Governor Pennsylvania Municipal Bond Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.34%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.59%




This table describes the fees and expenses of VISION INSTITUTIONAL PRIME MONEY MARKET FUND, a new series, as well as PRO FORMA fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR PRIME MONEY MARKET FUND for its most recent fiscal year end (June 30, 2000).


                                                           VISION         GOVERNOR   VISION
                                                           INSTITUTIONAL  PRIME      PRO FORMA
                                                           PRIME MONEY    MONEY      ESTIMATED
                                                           MARKET FUND1   MARKET     COMBINED

                                                                          FUND
                                                                          (INVESTOR
                                                                          SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)               None             None         None


ANNUAL FUND OPERATING EXPENSES


EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee....................................................  0.50%2
0.40%.............................................................  0.50%2
Distribution (12b-1) Fee..........................................  0.25%3
None..............................................................  0.25%3
Shareholder Services Fee .........................................  0.25%4
None7.............................................................  0.25%4
Other Expenses....................................................  0.23%5
0.30%7............................................................  0.23%5
Total Annual Fund Operating Expenses..............................  1.23%
0.70%8............................................................  1.23%
Total Waivers of Fund Expenses....................................  0.80%6
N/A8..............................................................  0.80%6
Total Annual Fund Operating Expenses (After Waivers)..............  0.43%
0.70%.............................................................  0.43%

1 To date, the Vision Institutional Prime Money Market Fund has had no operations.

2 The Vision Institutional Prime Money Market Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.20% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Institutional Prime Money Market Fund will not pay or accrue the Distribution (12b-1) Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution (12b-1) Fee, it would be able to pay up to 0.25% of the Fund's average daily net assets as noted in the table.

4 Pursuant to a contractual agreement with the Fund's administrator, the Vision Institutional Prime Money Market Fund will not pay or accrue the Shareholder Services Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of the Fund's average daily net assets as noted in the table.

5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

6 As stated in notes 2, 3 and 4, the Vision Institutional Prime Money Market Fund's adviser has contractually agreed to waive a portion of its Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

7 Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Prime Money Market Fund's distributor) and other financial organizations ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

8 As stated in note 7, the Governor Prime Money Market Funds' adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.23%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.47%


This table describes the fees and expenses of the Class A Shares of the VISION TREASURY MONEY MARKET FUND for its most recent fiscal year end (April 30, 2000). It also reflects the expected fee structure on a PRO FORMA basis after giving effect to the Reorganization for the current fiscal year ending April 30, 2001, as well as the fees and expenses of the Investor Shares of the GOVERNOR U.S. TREASURY OBLIGATIONS MONEY MARKET FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION         GOVERNOR      VISION
                                                                               TREASURY MONEY U.S.          PRO FORMA
                                                                               MARKET FUND    TREASURY      ESTIMATED
                                                                               (CLASS A       OBLIGATIONS   COMBINED
                                                                               SHARES)        MONEY
                                                                                              MARKET
                                                                                              FUND
                                                                                              (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

     Maximum  Sales  Charge  (Load)  Imposed on Purchases
     (as a  percentage  of offering price)                                      None          None       None

ANNUAL FUND OPERATING EXPENSES

     EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee...................................................  0.50%1
0.40%............................................................  0.50%6
Distribution (12b-1) Fee.........................................    None
None.............................................................    None
Shareholder Services Fee.........................................  0.25%2
None4............................................................  0.25%7
Other Expenses...................................................   0.16%
0.55%4...........................................................   0.16%
Total Annual Fund Operating Expenses.............................  0.91%3
0.95%5...........................................................   0.91%
Total Waivers of Fund Expenses...................................     N/A
N/A..............................................................  0.34%8
Total Annual Fund Operating Expenses (After Waivers).............     N/A
N/A..............................................................   0.57%


1 The Vision Treasury Money Market Fund's adviser voluntarily waived a portion of the Management Fee. The Fund's adviser can terminate this voluntary waiver at any time. The Management Fee paid by the Fund (after voluntary waiver) was 0.42% for the fiscal year ended April 30, 2000.

2 The Vision Treasury Money Market Fund did not pay or accrue the Shareholder Services Fee for Class A Shares during the fiscal year ended April 30, 2000. If the Fund were accruing or paying the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

3 As stated in notes 1 and 2, the Vision Treasury Money Market Fund's adviser voluntarily waived a portion of the Management Fee and the Fund did not pay or accrue the Shareholder Services Fee for Class A shares during the Fund's most recently completed fiscal year. These adjustments are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses..........................................  0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.58%

4 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses, including the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor U.S. Treasury Obligations Money Market Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

5 As stated in note 4, the Governor U.S. Treasury Obligations Money Market Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................  0.26%
Total Actual Annual Fund Operating Expenses (After Waivers).............  0.69%

6 As stated in note 1, the Vision Treasury Money Market Fund's adviser for the Fund's fiscal year ended April 30, 2000, voluntarily waived a portion of the Management Fee to which it was otherwise entitled. The Fund's adviser may terminate such waiver at any time. In addition, the Fund's adviser has contractually agreed to waive a portion of its Management Fee for a one-year period starting from the Closing of the Reorganization (which is anticipated to occur on or about December 18, 2000) so that the Management Fee paid will not exceed 0.41%.

7 As stated in note 2, the Vision Treasury Money Market Fund did not accrue or pay Shareholder Services Fees during its last fiscal year. The Board of Trustees has been informed that if the Reorganization is effected no accrual or payment of these fees will be made for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 As stated in notes 6 and 7, the Vision Treasury Money Market Fund's adviser, for the Fund's fiscal year ended April 30, 2000, voluntarily waived a portion of the Fund's Management Fee. In addition, the Board of Trustees has been informed that if the Reorganization is effected, the Fund's adviser has contractually agreed to waive a portion of its Management Fee, and no accrual or payment of the Shareholder Services Fee will be made for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.


EXAMPLES

     The following Examples are intended to help you compare the cost of investing in the Governor Fund whose shares you currently own with the cost of investing in the Vision Fund into which your Governor Fund will be reorganized if the proposed Reorganization is approved. The Example for each separate Vision and Governor Fund assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Pro Forma Combined Example assumes that you invest $10,000 in the Vision Fund after the Reorganization with the Governor Fund. Each Example assumes that your investment has a 5% return each year.

     The Example for each Vision Fund (except the Vision  Treasury  Money Market
Fund) and each Pro Forma Combined Example assumes operating expenses to be AFTER WAIVERS AND REIMBURSEMENTS as presented in the preceding Fee Tables. As described in the notes to the Fee Tables, pursuant to contractual commitments, a portion of the operating expenses of each such Vision Fund will be waived or reimbursed during the one-year period starting from the Closing of the applicable Reorganization (which is anticipated to occur on or about December 18, 2000), and such waiver or reimbursement will cease and not be extended beyond the one-year period. The calculations in the Examples of the expenses for each of the 1, 3, 5 and 10 year periods shown reflect those waivers and
reimbursements   during  the   one-year   period   after  the   Closing  of  the
Reorganization. For the periods after the first year, in the calculations for the 3, 5 and 10 year expenses, the calculations assume operating expenses BEFORE WAIVERS AND REIMBURSEMENTS as reflected in the Fee Tables. The Example for the Vision Treasury Money Market Fund, which is subject to voluntary fee waivers, assumes operating expenses BEFORE WAIVERS AND REIMBURSEMENTS.

     The Example for each Governor Fund assumes operating expenses to be BEFORE WAIVERS AND REIMBURSEMENTS as shown in the preceding Fee Tables. The adviser and administrators to each Governor Fund were contractually committed to waive a portion of their fees and reimburse certain expenses only through October 31, 2000, and not thereafter. The adviser to the Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund and Lifestyle Growth Fund has voluntarily (but not contractually) agreed to extend such waivers and reimbursements after October 31, 2000 and those voluntary waivers and reimbursements are not reflected in the Examples.

                                           1 year    3       5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Small Cap Stock Fund...........     $678      $990     $1,343    $2,337
Governor Aggressive Growth Fund.......     $674      $958     $1,263    $2,128
PRO FORMA Combined....................     $678      $990     $1,343    $2,337
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Large Cap Core Fund............     $653      $941     $1,283    $2,247
Governor Established Growth Fund......     $653      $883     $1,132    $1,844
PRO FORMA Combined....................     $653      $941     $1,283    $2,247
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Intermediate Term Bond Fund....     $519      $771     $1,091    $1,996
Governor Intermediate Term Income Fund     $526      $710     $910      $1,487
PRO FORMA Combined....................     $519      $771     $1,091    $1,996
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision International Equity Fund......     $714      $1,107   $1,547    $2,764
Governor International Equity Fund....     $699      $1,073   $1,470    $2,577
PRO FORMA Combined....................     $714      $1,107   $1,547    $2,764
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Managed Allocation Fund -
   Conservative Growth................     $597      $4,866   $8,025    $10,174
Governor Lifestyle Conservative Growth
   Fund...............................     $2,017    $5,456   $7,625    $10,163
PRO FORMA Combined....................     $597      $4,866   $8,025    $10,174
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Managed Allocation - Aggressive

   Growth.............................     $597      $1,826   $3,433    $6,965
Governor Lifestyle Growth Fund........     $1,100    $2,806   $4,361    $7,673
PRO FORMA Combined....................     $597      $1,826   $3,433    $6,965
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Managed Allocation Fund-Moderate

   Growth.............................     $597      $1,887   $3,566    $7,190
Governor Lifestyle Moderate Growth Fund    $998      $2,444   $3,808    $6,894
PRO FORMA Combined....................     $597      $1,887   $3,566    $7,190
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Institutional Limited Duration

U.S.

   Government Fund....................     $375      $637     $966      $1,896
Governor Limited Duration Government
   Securities Fund....................     $382      $580     $794      $1,410
PRO FORMA Combined....................     $375      $637     $966      $1,896
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Pennsylvania Municipal Income       $544      $822     $1,157    $2,105
Fund..................................
Governor Pennsylvania Municipal Bond       $530      $722     $931      $1,532
Fund..................................
PRO FORMA Combined....................     $544      $822     $1,157    $2,105
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Institutional Prime Money Market

   Fund...............................     $44       $258     $547      $1,370
Governor Prime Money Market Fund......     $64       $216     $382      $863
PRO FORMA Combined....................     $44       $258     $547      $1,370
                                           1 year    3        5 years   10 years
                                                     years

                                           --------  -------  --------  -------

Vision Treasury Money Market Fund.....     $93       $290     $504      $1,120
Governor U.S. Treasury Obligations
Money
   Market Fund........................     $88       $294     $517      $1,158
PRO FORMA Combined....................     $81       $255     $469      $1,087

     COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE GOVERNOR FUNDS AND VISION FUNDS

     This section contains tables comparing the investment objectives, policies, strategies and the principal risks of investing in each Governor Fund and each Vision Fund into which each Governor Fund would be reorganized. The tables are arranged alphabetically according to the name of the Governor Fund. The differences between the Funds are reflected in italics. One difference between the funds, which is not noted in the tables, is that the investment objective for each Governor Fund is non-fundamental while the investment objective for each Vision Fund is fundamental. This means that the investment objectives for the Visions Funds, unlike those of the Governor Funds, may not be changed without shareholder approval.

     In addition to the policies and strategies set forth below, each Vision Fund and each Governor Fund is subject to certain additional investment policies and limitations, which are described in their respective Statements of Additional Information. The Prospectus and Statement of Additional Information of each Vision Fund and the Prospectus and Statement of Additional Information of each Governor Fund, all of which are incorporated herein by reference thereto, together set forth in full the investment objectives, policies, strategies and limitations of each Vision Fund and each Governor Fund.

-------------------------------------------------------------------------------
GOVERNOR AGGRESSIVE GROWTH FUND          VISION SMALL CAP STOCK FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide growth of capital.            To provide growth of capital.

     The Aggressive Growth Fund's principal PRINCIPAL INVESTMENTS: investments and investment policies and strategies are substantially similar to The Vision Small Cap Stock Fund will those of the Vision Small Cap Stock invest substantially all, but under Fund. THE DIFFERENCE BETWEEN THE FUNDS normal market conditions no less than IS THE SIZE OF THE COMPANIES (AT THE 65%, of its total assets in common TIME OF INVESTMENT ) IN WHICH EACH FUND stocks and securities convertible into INVESTS. THE AGGRESSIVE GROWTH FUND common stocks of companies with market PRINCIPALLY INVESTS IN SMALL TO MID-CAP capitalizations (market price per COMPANIES, THOSE WITH MARKET share of a company's stock multiplied CAPITALIZATIONS (MARKET PRICE PER SHARE by the total number of outstanding OF A COMPANY'S STOCK MULTIPLIED BY THE shares) at the time of purchase under TOTAL NUMBER OF OUTSTANDING SHARES) $2 billion. The Fund intends to RANGING BETWEEN $100 MILLION AND $5 invest 90% or more of its assets in BILLION. THE VISION SMALL CAP STOCK common stocks and securities FUND PRINCIPALLY INVESTS IN SMALL CAP convertible into common stocks under COMPANIES, THOSE WITH MARKET normal market conditions. The balance CAPITALIZATIONS UNDER $2 BILLION. of the portfolio may be invested in common stocks and securities
                                         convertible into common stocks not
                                         meeting these market capitalization
                                         parameters. Stocks purchased by the
                                         Fund generally will be traded on
                                         established U.S. markets and exchanges,
                                         although the Fund may invest in
                                         restricted or privately placed
                                         securities.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund attempts to invest primarily
                                         in small-capitalization companies
                                         (although the Fund will invest to a
                                         lesser extent in mid-capitalization
                                         stocks) that its Sub-Adviser believes
                                         have demonstrated one or more of the
                                         following characteristics: strong
                                         growth, solid management, innovative
                                         products, and a steady revenue and
                                         earnings history. In addition, the
                                         Sub-Adviser attempts to invest in
                                         companies that are selling at earnings
                                         multiples that the Sub-Adviser believes
                                         to be less than their expected
                                         long-term growth rate. The Sub-Adviser
                                         emphasizes company specific factors
                                         rather than industry factors when
                                         deciding to buy or sell securities. The
                                         Fund's sector weightings may be
                                         overweighted or underweighted relative
                                         to its peers and benchmarks.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
Aggressive Growth Fund are               principal risks:
substantially the same as those of the
Vision Small Cap Stock Fund.  THE        |X|...STOCK MARKET RISK. The value of
VISION SMALL CAP STOCK FUND WILL,              equity securities in the Fund's
HOWEVER, HAVE GREATER EXPOSURE TO              portfolio will rise and fall,
SMALLER COMPANIES RISK BECAUSE IT MAY          sometimes drastically, as a
INVEST TO A GREATER EXTENT IN SMALL            result of factors affecting
CAP, AS OPPOSED TO MID-CAP, COMPANIES.         individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH. Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks. Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks. This means they
                                               depend more on price changes for
                                               returns and may be more adversely
                                               affected in a down market
                                               compared to value stocks that pay
                                               higher dividends.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
GOVERNOR ESTABLISHED GROWTH FUND         VISION LARGE CAP CORE FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide growth of capital with some   To provide long-term capital
current income                           appreciation.  Current income is a
as a secondary objective.                secondary, non-fundamental investment
                                         consideration.
THIS STATED SECONDARY OBJECTIVE OF SOME

CURRENT INCOME DIFFERS FROM THE VISION

LARGE CAP CORE FUND SINCE CURRENT

INCOME IS A SECONDARY INVESTMENT

CONSIDERATION.

PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Established Growth Fund will invest The Vision Large Cap Core Fund pursues substantially all, but under normal its investment objective by investing market conditions no less than 65%, of primarily in a diversified portfolio its total assets in common stocks and of equity securities that are securities convertible into common considered "large cap." Large stocks of companies with market capitalization companies have a market capitalizations (market price per share capitalization (market price per share of a company's stock multiplied by the of a company's stock multiplied by the total number of outstanding shares) at total number of outstanding shares) of the time of purchase of at least $1 $10 billion or more at the time of billion. Securities convertible into investing. The Fund may also invest, common stocks include convertible to a lesser extent, in mid-cap or bonds, convertible preferred stock, small-cap companies, which are options and rights. The Established generally companies with market Growth Fund intends to invest 90% or capitalizations under $10 billion and more of its assets in common stocks $1 billion, respectively. The Fund under normal market conditions. Stocks invests primarily in common stocks, purchased for the Established Growth but may also invest in preferred Fund generally will be traded on stocks. While the Fund looks for established U.S. markets and exchanges. large-cap equity securities that are expected to produce growth or capital
THEREFORE, THERE ARE TWO DIFFERENCES IN appreciation, the Fund will also THE PRINCIPAL INVESTMENTS OF THE consider to a lesser extent whether ESTABLISHED GROWTH FUND AND THE VISION the securities offer the opportunity LARGE CAP CORE FUND. FIRST, THE for current income. ESTABLISHED GROWTH FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS THAN THE LARGE CAP CORE FUND IN COMPANIES THAT, AT THE TIME OF PURCHASE, HAVE CAPITALIZATIONS OF BETWEEN $1 BILLION AND $10 BILLION. SECOND, THE ESTABLISHED GROWTH FUND MAY INVEST TO A GREATER EXTENT IN CONVERTIBLE SECURITIES THAN THE LARGE CAP CORE FUND. WHILE THE LARGE CAP CORE FUND IS PERMITTED TO INVEST IN SUCH SECURITIES, CONVERTIBLE SECURITIES ARE NOT ONE OF THAT FUND'S PRINCIPAL INVESTMENTS. INSTEAD, THE LARGE CAP CORE FUND MAY INVEST IN PREFERRED STOCKS TO A GREATER EXTENT THAN THE ESTABLISHED GROWTH FUND. AS A PRACTICAL MATTER, THE GREATEST PORTION OF EACH FUND'S PORTFOLIO IS EXPECTED TO BE INVESTED IN COMMON STOCKS. INVESTMENT STYLE AND STRATEGIES: INVESTMENT STYLE AND STRATEGIES:

The Established Growth Fund's The Fund, as a whole, has the overall investment style is substantially portfolio characteristics that define similar to that of the Vision Large Cap it as "large cap core," which is an Core Fund, but THE ESTABLISHED GROWTH investment style that has elements of FUND MAY NOT ENGAGE IN VALUE INVESTING both growth and value investing. TO THE SAME EXTENT AS THE VISION LARGE CAP CORE FUND. The Fund's manager uses a strategy of

                                         "Risk Controlled, Thematic, GARP
The Adviser selects investments based (Growth at a Reasonable Price)." This on a number of factors related to strategy attempts to control portfolio historical and projected earnings and risk by using investments that are price/earnings relationships, as well larger components of the Standard & as company growth and asset value, Poor's 500 Index; identify major macro consistency of earnings growth and forces (themes and trends) that will earnings quality. The Established influence the economic environment; Growth Fund's investments are based and buy stocks that are at attractive upon the Adviser's assessment of a valuations relative to their peers. company's expected performance through The Adviser has the option of pursuing a business and market cycle that a growth-based or a value-based normally translates into a three- to strategy as market conditions dictate. five-year investment horizon. In an effort to reduce market volatility, the Growth stocks, in general, tend to be Established Growth Fund tries to keep highly valued relative to their its investments diversified among all current earnings. These companies may of the major economic sectors. include those that the market is willing to pay more for because they
                                         are recognized leaders or well-known
                                         household names with the potential for
                                         powerful, consistent earnings growth
                                         and that may be worth more in the
                                         future.

                                         When looking for value stocks, the
                                         Adviser will attempt to identify
                                         investments that, for whatever reason,
                                         are currently out of favor and selling
                                         at a discount to their fair market
                                         value as defined by the Adviser's
                                         disciplines. These value companies'
                                         stock prices do not appear to reflect
                                         their underlying value as measured by
                                         assets, earnings, cash flow, business
                                         franchises, or other quantitative or
                                         qualitative measurements.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

     The principal risks of investing in the The Fund is subject to the following Established Growth Fund are principal risks: substantially similar to those of the Vision Large Cap Core Fund. THE |X| STOCK MARKET RISK. The value of ESTABLISHED GROWTH FUND MAY, HOWEVER, equity securities in the Fund's BE SUBJECT TO A GREATER EXTENT TO THE portfolio will rise and fall, RISKS ASSOCIATED WITH INVESTMENTS IN sometimes drastically, as a SMALLER COMPANIES. STOCKS ISSUED BY result of factors affecting COMPANIES WITH SMALLER MARKET individual companies or CAPITALIZATIONS TEND TO CARRY GREATER industries or the securities RISK AND EXHIBIT GREATER PRICE market as a whole. VOLATILITY THAN LARGER CAPITALIZATION STOCKS BECAUSE THEIR BUSINESSES MAY NOT |X| RISKS RELATED TO INVESTING FOR BE WELL-ESTABLISHED. SMALLER COMPANIES GROWTH. Growth stock prices GENERALLY HAVE LIMITED PRODUCT LINES, reflect projections of future MARKETS AND FINANCIAL RESOURCES AND MAY earnings or revenues and can, BE DEPENDENT ON ONE-PERSON MANAGEMENT. therefore, fall dramatically if THESE SECURITIES MAY ALSO HAVE LIMITED the company fails to meet those MARKETABILITY AND, AS A RESULT, MAY BE projections. Growth stocks also DIFFICULT TO SELL. IN ADDITION, THE may be more expensive relative RISKS ASSOCIATED WITH VALUE INVESTING to their earnings or assets ARE NOT LIKELY TO BE AS PROMINENT WHEN compared to value or other INVESTING IN THE ESTABLISHED GROWTH stocks. FUND AS COMPARED TO THE VISION LARGE CAP CORE FUND. Due to their relatively high valuations, growth stocks are
                                               typically more volatile than
                                               value stocks. Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks. This means they
                                               depend more on price changes for
                                               returns and may be more adversely
                                               affected in a down market
                                               compared to value stocks that pay
                                               higher dividends.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE. Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks. Further value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

INVESTMENT RESTRICTIONS:

     The Established Growth Fund and the Vision Large Cap Core Fund have each adopted as fundamental policies certain investment restrictions, which are substantially similar, except as noted below. Fundamental investment restrictions may not be changed without shareholder vote. (Each Fund also has certain additional non-fundamental investment restrictions, which are described in each Fund's Statement of Additional Information.)

o THE FUNDS' POLICIES WITH RESPECT TO LENDING DIFFER BECAUSE THE VISION FUND CAN INVEST IN LOANS, SUCH AS ASSIGNMENTS AND PARTICIPATION INTERESTS.
     HOWEVER, THE VISION FUND IS NOT LIKELY TO INVEST IN LOANS TO ANY SIGNIFICANT EXTENT GIVEN ITS INVESTMENT EMPHASIS ON EQUITY SECURITIES.

o THE FUNDS' POLICIES WITH RESPECT TO CONCENTRATION ARE SUBSTANTIALLY SIMILAR EXCEPT THAT THE GOVERNOR FUND EXCLUDES CERTAIN INVESTMENTS FROM THE CALCULATION FOR PURPOSES OF CONCENTRATION AS A MATTER OF FUNDAMENTAL POLICY WHILE THE VISION FUND DOES SO AS A MATTER OF NON-FUNDAMENTAL POLICY.

o THE VISION FUND'S POLICY WITH RESPECT TO PURCHASING SECURITIES ON MARGIN IS NON-FUNDAMENTAL, WHICH MEANS IT MAY BE CHANGED WITHOUT SHAREHOLDER VOTE.

o WHILE NEITHER FUND CAN PURCHASE OR SELL REAL ESTATE, EACH CAN INVEST IN MARKETABLE SECURITIES OF COMPANIES ENGAGED IN SUCH ACTIVITIES AND SECURITIES SECURED BY REAL ESTATE INTERESTS THEREON. THE VISION FUND'S POLICY EXPRESSLY PERMITS THAT FUND TO EXERCISE ITS RIGHTS UNDER AGREEMENTS RELATING TO SUCH SECURITIES, INCLUDING THE RIGHT TO ENFORCE SECURITY INTEREST AND TO HOLD REAL ESTATE ACQUIRED BY REASON OF SUCH ENFORCEMENT UNTIL THAT REAL ESTATE CAN BE LIQUIDATED.

o NEITHER FUND MAY UNDERWRITE SECURITIES ISSUED BY OTHER PERSONS, EXCEPT THAT THE GOVERNOR FUND MAY DO SO TO THE EXTENT THAT IT MAY BE DEEMED TO BE AN UNDERWRITER UNDER CERTAIN SECURITIES LAWS IN THE DISPOSITION OF "RESTRICTED SECURITIES" AND THE VISION FUND MAY ENGAGE IN TRANSACTIONS THAT INVOLVE THE ACQUISITION, DISPOSITION OR RESALE OF ITS PORTFOLIO SECURITIES UNDER CIRCUMSTANCES WHERE IT MAY BE CONSIDERED TO BE AN UNDERWRITER UNDER THE SECURITIES ACT OF 1933.

o WHILE THE VISION FUND, LIKE THE GOVERNOR FUND, CANNOT PURCHASE OR SELL COMMODITIES OR COMMODITIES CONTRACTS, IT CAN PURCHASE SECURITIES OF COMPANIES THAT DEAL IN COMMODITIES.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR INTERMEDIATE TERM INCOME FUND   VISION INTERMEDIATE TERM BOND FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income with           To provide current income with
long-term growth of capital as a         long-term growth of capital as a
secondary objective.                     secondary objective.

     The Intermediate Term Income Fund's PRINCIPAL INVESTMENTS: principal investments and investment policies and strategies are The Vision Intermediate Term Bond Fund substantially the same as to those of normally invests substantially all, the Vision Intermediate Term Bond but under normal market conditions no Fund. THE VISION INTERMEDIATE TERM less than 65%, of its total assets in BOND FUND, UNLIKE THE INTERMEDIATE TERM investment grade fixed income INCOME FUND, ALSO MAY INVEST IN securities. These include bonds, NON-INVESTMENT GRADE FIXED INCOME debentures, notes, mortgage-backed and SECURITIES. asset-backed securities, state, municipal or industrial revenue bonds,
                                         variable and floating rate securities,
                                         variable master demand notes,
                                         obligations issued or supported as to
                                         principal and interest by the U.S.
                                         Government or its agencies or
                                         instrumentalities ("Government
                                         Obligations"), and debt securities
                                         convertible into, or exchangeable for,
                                         common stocks. The balance of the
                                         Fund's portfolio may be invested in
                                         securities of other investment
                                         companies, preferred stocks and, for
                                         cash management purposes, certain
                                         short-term obligations.

                                         The Fund will have a dollar-weighted
                                         average maturity of 3 to 10 years.
                                         Dollar-weighted average maturity gives
                                         you the average time until all debt
                                         securities in a fund come due or
                                         mature. It is calculated by averaging
                                         the time to maturity of all debt
                                         securities held by the Fund with each
                                         maturity "weighted" according to the
                                         percentage of assets it represents.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Adviser selects securities based on
                                         current yield, maturity, yield to
                                         maturity, anticipated changes in
                                         interest rates, and the overall credit
                                         quality of the investment.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:
The principal risks of investing in the
Intermediate Term Income Fund are        The Fund is subject to the following
substantially the same as those of the   principal risks:
Vision Intermediate Term Bond Fund.
BECAUSE THE VISION INTERMEDIATE TERM     |X|   CREDIT RISK.  It is possible
BOND FUND MAY, UNLIKE THE INTERMEDIATE         that an issuer will default on a
TERM INCOME FUND, INVEST IN                    security by failing to pay
NON-INVESTMENT GRADE DEBT SECURITIES,          interest or principal when due.
IT MAY BE EXPOSED TO GREATER CREDIT            If an issuer defaults, the Fund
RISK.                                          will lose money.  Changes in an
                                               issuer's financial strength or in
                                               a securities credit rating may
                                               affect a security's value and
                                               thus, impact the Fund's
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value.  The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   PORTFOLIO TURNOVER.  The Fund is
                                               actively managed and, in some
                                               cases, in response to market
                                               conditions, the Fund's portfolio
                                               turnover will exceed 100%.  A
                                               higher rate of portfolio
                                               turnover increases costs and
                                               expenses, which must be borne by
                                               the Fund and its shareholders.
                                               High portfolio turnover also may
                                               result in the realization of
                                               substantial net short-term
                                               capital gains, which are taxable
                                               when distributed to shareholders.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
GOVERNOR INTERNATIONAL EQUITY FUND       VISION INTERNATIONAL EQUITY FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide long-term capital             To provide long-term capital
appreciation, primarily through a        appreciation, primarily through a
diversified portfolio of non-U.S.        diversified portfolio of non-U.S.
equity securities.                       equity securities.

The International Equity Fund's          PRINCIPAL INVESTMENTS:
principal investments and investment
policies and strategies are identical    The Vision International Equity Fund
to those of the Vision International     will invest substantially all, but
Equity Fund.                             under normal market conditions in no
                                         event less than 65%, of its total
                                         assets in equity or convertible
                                         securities in at least eight countries
                                         other than the United States. Although
                                         it may invest anywhere in the world,
                                         the Fund invests primarily in the
                                         equity markets listed in the Morgan
                                         Stanley Capital International Europe,
                                         Australasia, Far East ("MSCI EAFE")
                                         Index(R), the benchmark against which
                                         the Fund measures its performance. The
                                         Fund may also invest in forward foreign
                                         currency contracts to achieve
                                         allocation strategies.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The International Equity Fund
                                         Sub-Adviser's investment perspective
                                         for the Fund is to invest in the equity
                                         securities of non-U.S. markets and
                                         companies that are believed to be
                                         undervalued, in relation to the
                                         issuer's assets, cash flow, earnings
                                         and revenues, based upon internal
                                         research and proprietary valuation
                                         systems. These processes utilized by
                                         the Fund's Sub-Adviser incorporate
                                         internal analysts' considerations of
                                         company management, competitive
                                         advantage, and each company's core
                                         competencies, to determine a stock's
                                         fundamental value, which is then
                                         compared to the stock's current market
                                         price. In allocating assets within the
                                         portfolio, the Sub-Adviser considers
                                         the relative attractiveness of asset
                                         classes, the individual international
                                         equity markets, industries across and
                                         within those markets, other common risk
                                         factors within those markets and
                                         individual international companies.
                                         Because the relative performance of
                                         foreign currencies is an important
                                         factor in the Fund's performance, the
                                         Sub-Adviser may attempt to manage the
                                         Fund's exposure to various currencies
                                         to take advantage of different yield,
                                         risk and return characteristics.

                                         As a general matter, the Fund will
                                         invest in securities contained in the
                                         EAFE Index, although the Fund may
                                         substitute securities in an equivalent
                                         index when it believes that such
                                         securities more accurately reflect the
                                         relevant international market. The
                                         Sub-Adviser also may attempt to enhance
                                         long-term risk and return performance
                                         of the Fund relative to its benchmark
                                         by deviating from the normal benchmark
                                         mix of country allocation and
                                         currencies in reaction to discrepancies
                                         between current market prices and
                                         fundamental values.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
International Equity Fund are the same   principal risks:
as those of the Vision International
Equity Fund.                             |X|   STOCK MARKET RISK.  The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Foreign securities pose
                                               additional risks because foreign
                                               economic or political conditions
                                               may be less favorable than those
                                               of the United States.
                                               Securities in foreign markets
                                               may also be subject to taxation
                                               policies that reduce returns for
                                               U.S. investors.

                                               Foreign companies may not provide
                                               information (including financial
                                               statements) as frequently or to
                                               as great an extent as companies
                                               in the United States. Foreign
                                               companies may also receive less
                                               coverage than United States
                                               companies by market analysts and
                                               the financial press. In addition,
                                               foreign countries may lack
                                               uniform accounting, auditing and
                                               financial reporting standards or
                                               regulatory requirements
                                               comparable to those applicable to
                                               U.S. companies. These factors may
                                               prevent the Fund and its
                                               Sub-Adviser from obtaining
                                               information concerning foreign
                                               companies that is as frequent,
                                               extensive and reliable as the
                                               information available concerning
                                               companies in the United States.

                                               Foreign countries may have
                                               restrictions on foreign ownership
                                               of securities or may impose
                                               exchange controls, capital flow
                                               restrictions or repatriation
                                               restrictions, which could
                                               adversely affect the liquidity of
                                               the Fund's investments.

                                               The risks associated with forward
                                               foreign currency contracts
                                               include movement in the value of
                                               the foreign currency relative to
                                               the U.S. dollar and the ability
                                               of the counterparty to perform.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Sub-Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks. Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIFESTYLE CONSERVATIVE GROWTH   VISION MANAGED ALLOCATION FUND -
FUND                                     CONSERVATIVE GROWTH

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation and      To provide capital appreciation and
income.                                  income.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Conservative Growth The Vision Managed Allocation Fund - Fund's principal investments are Conservative Growth seeks to achieve substantially similar to those of the its objective by investing in a Vision Managed Allocation Fund - combination of Vision Funds managed by Conservative Growth. the Adviser (the "Underlying Funds").

                                         The Fund currently plans to generally
                                         invest the largest proportion of its
                                         assets in Underlying Funds that invest
                                         primarily in investment grade fixed
                                         income securities of various
                                         maturities. The Fund's remaining assets
                                         may be invested in shares of Underlying
                                         Funds that invest primarily in equity
                                         securities and in money market
                                         instruments.

INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Conservative Growth Fund The Fund currently plans to invest in 's investment policies and strategies shares of the following Underlying are similar to those of the Vision Funds within the percentage ranges Managed Allocation Fund - Conservative indicated:

Growth Fund except that the Lifestyle

Conservative Growth Fund generally                               Investment
invests in shares of the following       Range                   (Percentage of
Governor Funds within the percentage     the
ranges indicated:                        ASSET CLASS             FUND'S STOCK)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          5-50%
                      Investment Range Institutional Prime

                        (Percentage of Money Market Fund

the                                      Treasury Money Market
ASSET CLASS             FUND'S              Fund
-----------             -------
STOCK)                                   FIXED INCOME FUNDS          35-70%
--------------
MONEY MARKET FUNDS         0-30%         Institutional Limited Duration
Prime Money Market Fund                     U.S. Government Fund
U.S. Treasury Obligations                Intermediate Term Bond Fund
    Money Market Fund                    U.S. Government Securities Fund
FIXED INCOME FUNDS        30-60%
Limited Duration Government              EQUITY FUNDS

   Securities Fund                       Large Cap Growth Fund
Intermediate Term Income Fund            Small Cap Stock Fund        5-35%
EQUITY FUNDS              10-40%         International Equity Fund
Established Growth Fund                  Mid Cap Stock Fund
Aggressive Growth Fund                   Large Cap Core Fund
International Equity Fund                Large Cap Value Fund

                                         The Adviser makes allocation decisions
                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds. Moreover, the
                                         Underlying Funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund may
                                         all be changed from time to time
                                         without shareholder approval.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

     The principal risks of investing in the The Vision Managed  Allocation Fund
- Lifestyle Conservative Growth are Conservative Growth is subject to substantially similar to those of the those risks associated with Vision Managed Allocation Fund - investments in the Underlying Funds in Conservative Growth. To the extent which the Fund actually invests. The there are differences in the actual Fund is subject to the following risks of investments in these Funds, it principal risks: is primarily a result of the different allocations each Fund makes in the |X| CREDIT RISK. It is possible that underlying funds. an issuer will default on a security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money. Changes in an
                                               issuer's financial strength or in
                                               a securities credit rating may
                                               affect a security's value and
                                               thus, impact the Fund's
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value. In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK. An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   STOCK MARKET RISK.  The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks. Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks. Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks. This means they
                                               depend more on price changes for
                                               returns and may be more adversely
                                               affected in a down market
                                               compared to value stocks that pay
                                               higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

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GOVERNOR LIFESTYLE GROWTH FUND           VISION MANAGED ALLOCATION FUND -
                                         AGGRESSIVE GROWTH

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation.         To provide capital appreciation.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Growth Fund's principal Like the other Managed Allocation investments are substantially similar Funds, the Vision Managed Allocation to those of the Vision Managed Fund - Aggressive Growth seeks to Allocation Fund - Aggressive Growth. achieve its objective by investing in a combination of Vision Funds managed
                                         by the Adviser (the "Underlying
                                         Funds"). The Fund currently plans
                                         generally to invest 70% to 100% of its
                                         assets in Underlying Funds that invest
                                         primarily in equity securities. The
                                         Fund's remaining assets may be invested
                                         in shares of Underlying Funds that
                                         invest primarily in fixed income
                                         securities and money market
                                         instruments.

INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Growth Fund's investment   The Fund currently plans to invest in
policies and strategies are              shares of the following Underlying
substantially similar to those of the    Funds within the percentage ranges
Vision Managed Allocation Fund -         indicated:
Aggressive Growth except that the
Lifestyle Growth Fund generally                                  Investment
invests in shares of the following       Range                   (Percentage of
Governor Funds within the percentage     the
ranges indicated:                        ASSET CLASS             FUND'S STOCK)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          0-20%
                      Investment Range Institutional Prime

                        (Percentage of Money Market Fund

the                                      Treasury Money Market
ASSET CLASS             FUND'S              Fund
-----------             -------
STOCK)                                   FIXED INCOME FUNDS           0-30%
--------------
MONEY MARKET FUNDS         0-10%         Institutional Limited Duration
Prime Money Market Fund                     U.S. Government Fund
U.S. Treasury Obligations                Intermediate Term Bond Fund
    Money Market Fund                    U.S. Government Securities Fund
FIXED INCOME FUNDS        10-40%         EQUITY FUNDS                70-100%
Limited Duration Government              Large Cap Growth Fund
   Securities Fund                       Small Cap Stock Fund

Intermediate Term Income Fund            International Equity Fund

EQUITY FUNDS              50-80%         Mid Cap Stock Fund
Established Growth Fund                  Large Cap Core Fund
Aggressive Growth Fund                   Large Cap Value Fund
International Equity Fund

                                         The Adviser makes allocation decisions
                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds. Moreover, the
                                         underlying funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund may
                                         all be changed from time to time
                                         without shareholder approval.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the The Fund is subject to those risks Lifestyle Growth Fund are substantially associated with investments in the similar to those of the Vision Managed Underlying Funds in which the Fund Allocation Fund - Aggressive Growth. actually invests. The Fund is subject To the extent there are differences in to the following principal risks: the actual risks of investments in these Funds, it is primarily a result |X| STOCK MARKET RISK. The value of of the different allocations each Fund equity securities in the Fund's makes in the underlying funds. portfolio will rise and fall, sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.
                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks. Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks. Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks. This means they
                                               depend more on price changes for
                                               returns and may be more adversely
                                               affected in a down market
                                               compared to value stocks that pay
                                               higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIFESTYLE MODERATE GROWTH FUND  VISION MANAGED ALLOCATION FUND -
                                         MODERATE GROWTH
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation and,     To provide capital appreciation and,
secondarily, income.                     secondarily, income.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Moderate Growth Fund's The Vision Managed Allocation Fund -- principal investments are substantially Moderate Growth seeks to achieve its similar to the Vision Managed objective by investing in a Allocation Fund - Moderate Growth. combination of Vision Funds managed by the Adviser (the "Underlying Funds").
                                         The Fund generally invests at least 55%
                                         of its assets in Underlying Funds that
                                         invest primarily in either equity
                                         securities or fixed income securities.
                                         The Fund's remaining assets may be
                                         invested in shares of Underlying Funds
                                         that invest primarily in money market
                                         instruments.

INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Moderate Growth Fund's     The Fund currently plans to invest in
investment policies and strategies are   shares of the following Underlying
substantially similar to those of the    Funds within the percentage ranges
Vision Managed Allocation Fund -         indicated:
Moderate Growth except that the
Lifestyle Moderate Growth Fund                                   Investment
generally invests in shares of the       Range                   (Percentage of
following Governor Funds within the      the
percentage ranges indicated:             ASSET CLASS             FUND'S STOCK)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          5-45%
                   Investment Range Institutional Prime Money

                        (Percentage of      Market Fund

the                                      Treasury Money Market Fund
ASSET CLASS             FUND'S           FIXED INCOME FUNDS          15-50%
-----------             -------
STOCK)                                   Institutional Limited Duration
--------------
MONEY MARKET FUNDS         0-20%            U.S. Government Fund
Prime Money Market Fund                  Intermediate Term Bond Fund
U.S. Treasury Obligations                U.S. Government Securities Fund
    Money Market Fund                    EQUITY FUNDS                40-70%
FIXED INCOME FUNDS        20-50%         Large Cap Growth Fund
Limited Duration Government              Small Cap Stock Fund
   Securities Fund                       International Equity Fund

Intermediate Term Income Fund            Mid Cap Stock Fund
EQUITY FUNDS              30-60%         Large Cap Core Fund
Established Growth Fund                  Large Cap Value Fund
Aggressive Growth Fund
International Equity Fund                The Adviser makes allocation decisions

                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds. Moreover, the
                                         Underlying Funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund may
                                         all be changed from time to time
                                         without shareholder approval.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the The Fund is subject to those risks Lifestyle Moderate Growth Fund are associated with investments in the substantially similar to those of the Underlying Funds in which the Fund Vision Managed Allocation Fund - actually invests. The Fund is subject Moderate Growth. To the extent there to the following principal risks: are differences in the actual risks of investments in these Funds, it is |X| CREDIT RISK. It is possible that primarily a result of the different an issuer will default on a allocations each Fund makes in the security by failing to pay underlying funds. interest and principal when due. If an issuer defaults, the
                                               Fund will lose money. Changes in
                                               an issuer's financial strength or
                                               in a securities credit rating may
                                               affect a security's value and
                                               thus, impact the Fund's
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price. If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.
                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   STOCK MARKET RISK. The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.
                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks. Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks. Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks. This means they
                                               depend more on price changes for
                                               returns and may be more adversely
                                               affected in a down market
                                               compared to value stocks that pay
                                               higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIMITED DURATION GOVERNMENT     VISION INSTITUTIONAL LIMITED DURATION
SECURITIES FUND                          U.S. GOVERNMENT FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income, with          To provide current income, with
preservation of capital as a secondary   preservation of capital as a secondary
objective.                               objective.

The Limited Duration Government          PRINCIPAL INVESTMENTS:
Securities Fund's principal investments
and investment policies and strategies   The Vision Institutional Limited
are substantially similar to those in    Duration U.S. Government Fund normally
the Vision Institutional Limited         invests substantially all, but under
Duration U.S. Government Fund.           normal market conditions no less than
                                         65%, of its total assets in obligations
                                         issued or supported as to principal and
                                         interest by the U.S. Government or its
                                         agencies and instrumentalities
                                         including mortgage-backed securities,
                                         asset-backed securities, variable and
                                         floating rate securities, and zero
                                         coupon securities, and in repurchase
                                         agreements backed by such securities.

                                         The Fund expects to maintain a duration
                                         of less than three years under normal
                                         market conditions but has no limit as
                                         to the maturity of any one security
                                         that it may purchase. "Duration" is the
                                         average time it takes to receive
                                         expected cash flows (discounted to
                                         their present value) on a particular
                                         fixed-income instrument or a portfolio
                                         of instruments.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The shares of the Fund are not
Limited Duration Government Securities   deposits or obligations of  the
Fund are the same as those of the        Adviser, are not endorsed or
Vision Institutional Limited Duration    guaranteed by the Adviser and are not
U.S. Government Fund.                    insured or guaranteed by the U.S.
                                         government, the Federal Deposit
                                         Insurance Corporation, the Federal
                                         Reserve Board, or any other government
                                         agency.

                                         The Vision Institutional Limited
                                         Duration U.S. Government Fund is
                                         subject to the following principal
                                         risks:

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CREDIT RISK.  It is possible
                                               that an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a security's credit rating
                                               may affect a security's value
                                               and, thus, impact Fund
                                               performance.

                                         |X|   CALL RISK. An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   PORTFOLIO TURNOVER. The Fund is
                                               actively managed and, in some
                                               cases, in response to market
                                               conditions, the Fund's portfolio
                                               turnover will exceed 100%.  A
                                               higher rate of portfolio
                                               turnover increases costs and
                                               expenses, which must be borne by
                                               the Fund and its shareholders.
                                               High portfolio turnover also may
                                               result in the realization of
                                               substantial net short-term
                                               capital gains, which are taxable
                                               when distributed to shareholders.
-------------------------------------------------------------------------------

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GOVERNOR PENNSYLVANIA MUNICIPAL BOND     VISION PENNSYLVANIA MUNICIPAL INCOME
FUND                                     FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide income exempt from both To provide income exempt from both Federal and Pennsylvania state income federal and Pennsylvania state income taxes, and preservation of capital. taxes, and preservation of capital.

The Pennsylvania Municipal Bond Fund's   PRINCIPAL INVESTMENTS:
principal investments and investment
policies and strategies are identical    The Vision Pennsylvania Municipal
to those of the Vision Pennsylvania      Income Fund primarily invests in
Municipal Income Fund.                   municipal securities issued by
                                         Pennsylvania and its local governments
                                         ("Pennsylvania Municipal Securities"),
                                         and in debt obligations issued by the
                                         government of Puerto Rico and other
                                         governmental entities whose debt
                                         obligations provide interest income
                                         exempt from Federal and Pennsylvania
                                         state income taxes. Municipal
                                         securities are issued by state and
                                         local governments to raise money to
                                         finance public works, to repay
                                         outstanding obligations, to raise funds
                                         for general operating expenses and to
                                         make loans to other public
                                         institutions.

                                         During normal market conditions, the
                                         Fund normally will invest at least:

                                         o     65% of its total assets in
                                               Pennsylvania Municipal
                                               Securities, and

                                         o     as a matter of fundamental
                                               policy, 80% of its net assets in
                                               securities paying interest that
                                               is exempt from federal income
                                               tax but may be subject to the
                                               federal alternative minimum tax
                                               when received by certain
                                               shareholders.

                                         The Fund invests in investment grade
                                         municipal securities. Investment grade
                                         bonds are those of medium credit
                                         quality or better, as determined by a
                                         national rating agency such as Standard
                                         & Poor's Ratings Group (bonds rated BBB
                                         or higher) and Moody's Investors
                                         Service, Inc. (bonds rated Baa or
                                         higher). The higher the credit rating,
                                         the less likely it is that the bond
                                         issuer will default on its principal
                                         and interest payments.

                                         The Fund expects that the
                                         dollar-weighted average maturity of its
                                         investments will be 3 to 10 years.
                                         Dollar-weighted average maturity gives
                                         you the average time until all debt
                                         obligations, including municipal
                                         securities, in a fund come due or
                                         mature. It is calculated by averaging
                                         the time to maturity of all debt
                                         obligations held by a fund with each
                                         maturity "weighted" according to the
                                         percentage of assets that it
                                         represents. Within this range, the
                                         Fund's Adviser may vary the average
                                         maturity substantially in anticipation
                                         of a change in the interest rate
                                         environment. There is no limit as to
                                         the maturity of any individual
                                         security.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund is nondiversified, which means
                                         that it may invest a greater portion of
                                         its assets in the municipal securities
                                         of one issuer than a diversified fund.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
Pennsylvania Municipal Bond Fund are     principal risks:
the same as those of the Vision
Pennsylvania Municipal Income Fund.      |X|   CREDIT RISK. It is possible that
                                               an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money. Changes in an
                                               issuer's financial strength or in
                                               a security's credit rating may
                                               affect a security's value and,
                                               thus, impact Fund performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   TAX RISK.  The failure of a
                                               municipal security to meet
                                               certain legal requirements may
                                               cause the interest received and
                                               distributed by the Fund to
                                               shareholders to be taxable.
                                               Changes or proposed changes in
                                               federal tax laws may cause the
                                               prices of municipal securities
                                               to fall.

                                         |X|   NON-DIVERSIFICATION RISK.
                                               Because the Fund is
                                               non-diversified, a change in
                                               value of any one investment held
                                               by the Fund may affect the
                                               overall value of the Fund more
                                               than it would affect a
                                               diversified fund.  Because the
                                               Fund invests in municipal
                                               securities, it has the risk that
                                               special factors may adversely
                                               affect the value of municipal
                                               securities, such as political or
                                               legislative changes or
                                               uncertainties related to the tax
                                               status of municipal securities.

                                         |X|   PENNSYLVANIA RISK.  Since the
                                               Fund invests primarily in
                                               Pennsylvania municipal
                                               securities, factors adversely
                                               affecting that commonwealth,
                                               such as economic or political
                                               conditions, could have a more
                                               significant effect on the Fund's
                                               net asset value.

                                               Pennsylvania's economy
                                               historically has been dependent
                                               upon heavy industry, but has
                                               diversified recently into various
                                               services, particularly into
                                               medical and health services,
                                               education and financial services.
                                               Agricultural industries continue
                                               to be an important part of the
                                               economy, including not only the
                                               production of diversified food
                                               and livestock products, but
                                               substantial economic activity in
                                               agribusiness and food-related
                                               industries. Service industries
                                               currently employ the greatest
                                               share of nonagricultural workers,
                                               followed by the categories of
                                               trade and manufacturing. Future
                                               economic difficulties in any of
                                               these industries could have an
                                               adverse impact on the finances of
                                               the Commonwealth or its
                                               municipalities, and could
                                               adversely affect the market value
                                               of the Pennsylvania Exempt
                                               Securities in the Pennsylvania
                                               Municipal Income Fund or the
                                               ability of the respective
                                               obligors to make payments of
                                               interest and principal due on
                                               such Securities.

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GOVERNOR PRIME MONEY MARKET FUND         VISION INSTITUTIONAL PRIME MONEY
                                         MARKET FUND

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INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income with           To provide current income with
liquidity and stability of principal.    liquidity and stability of principal.

The Prime Money Market Fund's principal  PRINCIPAL INVESTMENTS:
investments and investment policies and
strategies are substantially the same    The Vision Institutional Prime Money
as those of the Vision Institutional     Market Fund is a "money market fund"
Prime Money Market Fund.                 that seeks to maintain a stable net
                                         asset value of $1.00 per share. The
                                         Fund pursues its objective by
                                         maintaining a portfolio of
                                         high-quality, U.S. dollar-denominated
                                         money market instruments. The Fund
                                         invests primarily in bank certificates
                                         of deposit, bankers' acceptances, prime
                                         commercial paper, corporate
                                         obligations, municipal obligations,
                                         asset-backed securities, securities
                                         issued or guaranteed by the U.S.
                                         government or its agencies and
                                         repurchase agreements backed by such
                                         obligations. The Fund may also invest
                                         in certain U.S. dollar denominated
                                         foreign securities. As a money market
                                         fund, the Fund must meet the
                                         requirements of the Securities and
                                         Exchange Commission's Rule 2a-7. This
                                         Rule imposes requirements on the
                                         investment quality, maturity, and
                                         diversification of the Fund's
                                         investments. Under Rule 2a-7, the
                                         Fund's investments must have a
                                         remaining maturity (as defined under
                                         the Rule) of no more than 397 days and
                                         its investments must maintain a
                                         dollar-weighted average portfolio
                                         maturity that does not exceed 90 days.
                                         The Fund will only buy a money market
                                         instrument if it or its issuer or
                                         guarantor has short-term ratings in the
                                         two highest categories from at least
                                         two nationally recognized statistical
                                         rating organizations, such as Standard
                                         & Poor's Ratings Group or Moody's
                                         Investors Service, Inc., or only one
                                         such rating if only one organization
                                         has rated the instrument. If the money
                                         market instrument is not rated, the
                                         Adviser must determine that it is of
                                         comparable quality to eligible rated
                                         instruments.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund buys and sells securities
                                         based on its objective of seeking
                                         income with liquidity and stability of
                                         principal. The Fund will attempt to
                                         increase its yield by trading to take
                                         advantage of short-term market
                                         variations. The Fund's Adviser
                                         evaluates investments based on credit
                                         analysis and the Adviser's interest
                                         rate outlook.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The shares of the Fund are not
Prime Money Market Fund are              deposits or obligations of the
substantially the same as those of the   Adviser, are not endorsed or
Vision Institutional Prime Money Market  guaranteed by it and are not insured
Fund.                                    or guaranteed by the U.S. government,
                                         the Federal Deposit Insurance
                                         Corporation, the Federal Reserve Board
                                         or any other government agency.

                                         The Fund is subject to the following
                                         principal risks:

                                         |X|   MARKET RISK.  The Fund expects
                                               to maintain a net asset value of
                                               $1.00 per share, but there is no
                                               assurance that the Fund will be
                                               able to do so on a continuous
                                               basis.  The Fund's performance
                                               per share will change daily
                                               based on many factors, including
                                               fluctuations in interest rates,
                                               the quality of the instruments
                                               in the Fund's investment
                                               portfolio, national, and
                                               international economic
                                               conditions and general market
                                               conditions.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.
                                         |X|   CREDIT RISK.  Credit risk is the
                                               possibility that an issuer will
                                               default on a security by failing
                                               to pay interest or principal
                                               when due.  If an issuer
                                               defaults, the Fund will lose
                                               money.  Changes in an issuer's
                                               financial strength or in a
                                               security's credit rating may
                                               affect a security's value and
                                               thus impact the Fund's
                                               performance.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price. If the
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.


                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.
                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR U.S. TREASURY OBLIGATIONS       VISION TREASURY MONEY MARKET FUND
MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To seek current income with liquidity    To seek current income with liquidity
and stability of principal.              and stability of principal.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The U.S. Treasury Obligations Money The Fund pursues its goal by investing Market Fund is a "money market fund" in a diversified portfolio of direct that seeks to maintain a stable net obligations of the U.S. Treasury such asset value of $1.00 per share. The as Treasury bills and notes, and Fund invests primarily (at least 65% of repurchase agreements secured by these its total assets) in securities issued obligations. These obligations are by the U.S. Treasury, such as bills, high-quality, short-term investments notes and bonds, and repurchase that generally mature and come due for agreements backed by such securities. repayment by the issuer in 397 days or In addition, the Fund may invest in less.

     securities of money market mutual funds and when-issued or delayed delivery As a money market fund that seeks to securities. The Fund also may invest maintain a stable net asset value of in issues of U.S. Government agencies $1.00 per share, the Fund must meet and instrumentalities established under the requirements of the Securities and the authority of an Act of Congress, Exchange Commission's Rule 2a-7. This including obligations supported by the Rule imposes requirements on the "full faith and credit" of the United investment quality, maturity, and States (e.g., obligations guaranteed by diversification of the Fund's the Export-Import Bank of the United investments. Under Rule 2a-7, the States, and Private Export Funding Fund's investments must have a Corporation, among others) and remaining maturity (as defined under repurchase agreements with respect to the Rule) of no more than 397 days and these types of obligations. its investments must maintain an dollar-weighted average portfolio As a money market fund, the U.S. maturity that does not exceed 90 Treasury Obligations Money Market Fund, days. like the Vision Treasury Money Market Fund, must meet the requirements of the Securities and Exchange Commission's Rule 2a-7.

INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

     The U.S. Treasury Obligations Money The Fund will only buy a money market Market Fund buys and sells securities instrument if it or its issuer or based on its objective of seeking guarantor has short-term ratings in current income with liquidity and the two highest categories from at stability of principal. The U.S. least two nationally recognized Treasury Obligations Money Market Fund statistical rating organizations, such will attempt to increase its yield by as Standard & Poor's Ratings Group or trading to take advantage of short-term Moody's Investors Service, Inc., or market variations. The U.S. Treasury only one such rating if only one Obligations Money Market Fund's Advisor organization has rated the evaluates investments based on credit instrument. Or, if the money market analysis and the Advisor's interest instrument is not rated, the Adviser rate outlook. must determine that it is of comparable quality to eligible rated ALTHOUGH THE INVESTMENT STYLES AND instruments. STRATEGIES ARE DESCRIBED DIFFERENTLY FOR THESE FUNDS, THE FUNDS INVEST IN THE SAME TYPES OF SECURITIES WITH REGARD TO QUALITY AND MATURITY AND ARE MANAGED SIMILARLY.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The U.S. Treasury Obligations Money      The shares of the Fund are not
Market Fund is subject to substantially  deposits or obligations of the
similar principal risks as the Vision    Adviser, are not endorsed or
Treasury Money Market Fund.              guaranteed by it and are not insured
                                         or guaranteed by the U.S. government,
                                         the Federal Deposit Insurance
                                         Corporation, the Federal Reserve Board
                                         or any other government agency.

                                         The Vision Treasury Money Market Fund
                                         is subject to the following principal
                                         risks:

                                         |X|   MARKET RISK.  The Fund expects
                                               to maintain a net asset value of
                                               $1.00 per share, but there is no
                                               assurance that the Fund will be
                                               able to do so on a continuous
                                               basis.  The Fund's performance
                                               per share will change daily
                                               based on many factors, including
                                               fluctuation in interest rates,
                                               the quality of the instruments
                                               in the Fund's investment
                                               portfolio, national, and
                                               international economic
                                               conditions and general market
                                               conditions.

                                         |X|   INTEREST RATE RISK. When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value. In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CREDIT RISK.  It is possible
                                               that an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a security's credit rating
                                               may affect a security's value
                                               and thus impact the Fund's
                                               performance.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If the
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.
INVESTMENT RESTRICTIONS:

     The Governor U.S. Treasury Obligations Money Market Fund and the Vision Treasury Money Market Fund have each adopted as fundamental policies certain investment restrictions, which are substantially similar, except as noted below. Fundamental investment restrictions may not be changed without shareholder vote. (Each Fund also has certain additional non-fundamental investment restrictions, which are described in each Fund's Statement of Additional Information.)

o THE FUNDS' POLICIES WITH RESPECT TO CONCENTRATION ARE SUBSTANTIALLY SIMILAR EXCEPT THAT THE GOVERNOR FUND EXCLUDES CERTAIN INVESTMENTS FROM THE CALCULATION FOR PURPOSES OF CONCENTRATION AS A MATTER OF FUNDAMENTAL POLICY WHILE THE VISION FUND DOES SO AS A MATTER OF NON-FUNDAMENTAL POLICY.

o BOTH FUNDS MAY BORROW MONEY TO THE EXTENT PERMITTED BY THE INVESTMENT COMPANY ACT OF 1940, BUT THE GOVERNOR FUND, UNLIKE THE VISION FUND, MAY NOT ACQUIRE ANY PORTFOLIO SECURITIES WHILE BORROWINGS EXCEED 5% OF ITS TOTAL ASSETS.

o THE FUNDS' POLICIES WITH RESPECT TO LENDING DIFFER BECAUSE THE VISION FUND CAN INVEST IN LOANS, INCLUDING ASSIGNMENTS AND PARTICIPATION INTERESTS.

o NEITHER FUND MAY UNDERWRITE SECURITIES ISSUED BY OTHER PERSONS, EXCEPT THAT THE GOVERNOR FUND MAY DO SO TO THE EXTENT THAT IT MAY BE DEEMED TO BE AN UNDERWRITER UNDER CERTAIN SECURITIES LAWS IN THE DISPOSITION OF "RESTRICTED SECURITIES" AND THE VISION FUND MAY ENGAGE IN TRANSACTIONS THAT INVOLVE THE ACQUISITION, DISPOSITION OR RESALE OF ITS PORTFOLIO SECURITIES UNDER CIRCUMSTANCES WHERE IT MAY BE CONSIDERED TO BE AN UNDERWRITER UNDER THE SECURITIES ACT OF 1933.

o UNLIKE THE GOVERNOR FUND'S POLICY, WHICH IS FUNDAMENTAL, THE VISION FUND'S POLICY WITH RESPECT TO PURCHASING SECURITIES ON MARGIN IS NON-FUNDAMENTAL, WHICH MEANS IT MAY BE CHANGED WITHOUT SHAREHOLDER VOTE.

o WHILE NEITHER FUND CAN PURCHASE OR SELL REAL ESTATE, EACH CAN INVEST IN MARKETABLE SECURITIES OF COMPANIES ENGAGED IN SUCH ACTIVITIES AND SECURITIES SECURED BY REAL ESTATE INTERESTS THEREON. THE VISION FUND'S POLICY EXPRESSLY PERMITS THAT FUND TO EXERCISE ITS RIGHTS UNDER AGREEMENTS RELATING TO SUCH SECURITIES, INCLUDING THE RIGHT TO ENFORCE SECURITY INTEREST AND TO HOLD REAL ESTATE ACQUIRED BY REASON OF SUCH ENFORCEMENT UNTIL THAT REAL ESTATE CAN BE LIQUIDATED.

o WHILE THE VISION FUND, LIKE THE GOVERNOR FUND, CANNOT PURCHASE OR SELL COMMODITIES OR COMMODITIES CONTRACTS, IT CAN PURCHASE SECURITIES OF COMPANIES THAT DEAL IN COMMODITIES.

-------------------------------------------------------------------------------


COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

     The Vision Group of Funds is governed by its Board of Trustees. This Board selects and oversees the investment activities of the investment adviser to each Vision Fund. M&T Bank serves as investment adviser to all of the Vision Funds pursuant to an investment advisory agreement. M&T Bank manages each Vision Fund's assets, including buying and selling portfolio securities. The address of M&T Bank and M&T Corp. is One M&T Plaza, Buffalo, NY 14203.

     M&T Bank is the principal banking subsidiary of M&T Corp., a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank had $5.5 billion in assets under management. M&T Bank has served as investment adviser to the Vision Group of Funds and its predecessor since their inception in 1988. As of June 30, 2000, M&T Bank managed $2.3 billion in net assets of mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Vision Funds to hold or acquire the securities of issuers that are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities. M&T Bank has entered into sub-advisory agreements with respect to the daily management of the Vision Small Cap Stock Fund and Vision International Equity Fund. Those sub-advisory agreements are described below under "Sub-Advisory Agreements."

     The Governor Funds is governed by its Board of Trustees. This Board selects each Governor Fund's investment adviser and oversees the adviser's investment activities. Martindale currently serves as investment adviser to each Governor Fund pursuant to an interim investment advisory agreement, as further described in Proposal 2. Martindale manages each Governor Fund's assets (other than those of the International Equity Fund), including buying and selling portfolio securities, and maintains each Fund's records relating to such purchases and sales. The address of Martindale is Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428. Martindale is a subsidiary of M&T Corp. Prior to the merger between Keystone and M&T Corp., Martindale was a wholly-owned subsidiary of Keystone. Martindale was organized in 1989 and was acquired by Keystone in December 1995.

     The chart below sets forth the annual rate of investment advisory fees for both the Governor Funds and the Vision Funds pursuant to their respective currently effective investment advisory agreements. For the Vision Funds, the chart below also sets forth the rate of advisory fee after giving effect to the contractual advisory fee waiver by M&T Bank for certain of the Vision Funds. Consistent with Rule 15a-4 under the Investment Company Act of 1940, as amended ("1940 Act"), the actual amount of the investment advisory fee to be paid to Martindale pursuant to the currently effective interim investment advisory agreement between the Governor Funds, on behalf of each Governor Fund, and Martindale, is subject to shareholder approval of a new investment advisory agreement as further described in Proposal 2.

-----------------------------------------------------------------------------
     GOVERNOR FUND       ADVISORY FEE        VISION FUND       ADVISORY FEE
                                                                  AS A
                                                                PERCENTAGE

                             AS A                                OF VISION
                          PERCENTAGE                           FUND AVERAGE
                          OF GOVERNOR                            DAILY NET

                         FUND AVERAGE                             ASSETS
                           DAILY NET                           (BEFORE/AFTER

                            ASSETS                             ANY WAIVERS)*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Aggressive Growth Fund       1.00%     Vision Small Cap Stock      .85%
                                      Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Established Growth Fund      .75%      Vision Large Cap Core       .85%
                                      Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Intermediate Term            .60%      Vision Intermediate       .70%/.47%
Income Fund                            Term Bond Fund
-----------------------------------------------------------------------------
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International Equity         1.25%     Vision International     1.00%/.90%
Fund                                   Equity Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Conservative       .25%      Vision Managed            .25%/.00%
Growth Fund                            Allocation Fund -
                                       Conservative Growth

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Growth Fund        .25%      Vision Managed            .25%/.00%
                                       Allocation Fund -
                                       Aggressive Growth
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Moderate           .25%      Vision Managed            .25%/.00%
Growth Fund                            Allocation Fund -
                                       Moderate Growth

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Limited Duration             .60%      Vision Institutional      .60%/.40%
Government Securities                  Limited Duration U.S.
Fund                                   Government Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Pennsylvania Municipal       .60%      Vision Pennsylvania       .70%/.64%
Bond Fund                              Municipal Income Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Money Market Fund      .40%      Vision Institutional      .50%/.20%
                                       Prime Money Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
U.S. Treasury                .40%      Vision Treasury Money     .50%/.41%
Obligations Money                      Market Fund
Market Fund
-----------------------------------------------------------------------------

     * M&T Bank has agreed contractually to waive some or all of its investment advisory fees on certain of the Vision Funds for a one-year period starting from the Closing of the Reorganization, which is expected to occur on or about December 18, 2000. Prior to November 1, 2000, the Governor Funds were subject to contractual fee waivers. See "Summary - Comparative Fee Tables" for information on applicable investment advisory fee waivers and reimbursements.

SUB-ADVISORY AGREEMENTS

      VISION FUNDS

     M&T Bank has delegated daily management of the Vision Small Cap Stock Fund to Martindale, pursuant to a sub-advisory agreement. For its services under the sub-advisory agreement, Martindale receives an allocable portion of the advisory fee M&T Bank receives from the Vision Small Cap Stock Fund. The allocation is based on the amount of securities which Martindale manages for the Fund and is paid by M&T Bank out of the fees it receives. The sub-advisory fee paid to Martindale is not an additional Fund expense. Martindale is paid by M&T Bank as follows: 0.50% on the first $50 million of the Fund's average daily net assets; 0.40% on the next $50 million of the Fund's average daily net assets; 0.30% on the next $100 million of the Fund's average daily net assets; and 0.20% on the Fund's average daily net assets over $200 million. Martindale also serves as the investment adviser to the Aggressive Growth Fund of the Governor Funds as described above.

     M&T Bank has delegated daily management of the Vision International Equity Fund to Brinson, 209 South LaSalle Street, Chicago, Illinois 60604, pursuant to a sub-advisory agreement. Brinson is a wholly-owned subsidiary of UBS AG and was organized in 1989. The address of UBS AG is P.O. Box CH-8098, Zurich, Switzerland.

     For its services under the sub-advisory agreement, Brinson receives an allocable portion of the advisory fee M&T Bank receives from the Vision International Equity Fund. The allocation is based on the amount of securities which Brinson manages for the Fund and is paid by M&T Bank out of the fees it receives. The sub-advisory fee paid to Brinson is not an additional Fund expense. Brinson is paid by M&T Bank as follows: 0.40% on the first $50 million of the Fund's average daily net assets; 0.35% on the next $150 million of the Fund's average daily net assets; and 0.30% on the Fund's average daily net assets over $200 million.

     Brinson also serves as sub-adviser to the International Equity Fund of the Governor Funds as further described below.

      GOVERNOR FUNDS

     Brinson serves as sub-adviser to the International Equity Fund pursuant to an interim sub-advisory agreement as further described in Proposal 3. Subject to the supervision of the Board of Trustees of the Governor Funds and Martindale, Brinson manages the International Equity Fund and makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales. The annual rate of sub-advisory fee payable to Brinson by Martindale for managing the International Equity Fund pursuant to the interim sub-advisory agreement is as follows: 0.40% on the first $50 million of the Fund's average daily net assets; 0.35% on the next $150 million of the Fund's average daily net assets; and 0.30% on the Fund's average daily net assets in excess of $200 million. Consistent with Rule 15a-4 under the 1940 Act, the actual amount of the sub-advisory fee to be paid to Brinson pursuant to the currently effective interim sub-advisory agreement with Martindale is subject to approval by the shareholders of the International Equity Fund of a new investment sub-advisory agreement as further described in Proposal 3.

PORTFOLIO MANAGERS

      VISION FUNDS

     William C. Martindale, Jr. is responsible for the day-to-day management of the VISION SMALL CAP STOCK FUND's portfolio and has over 25 years of equity investment experience. Mr. Martindale managed the predecessor collective investment fund and common trust fund to the Aggressive Growth Fund of the Governor Funds since July 1, 1994. Mr. Martindale co-founded Martindale in 1989 and serves as its Chief Investment Officer. Prior to 1989, Mr. Martindale served in various investment-related capacities with Dean Witter Reynolds. Mr. Martindale also is responsible for the day-to-day management of the Aggressive Growth Fund of the Governor Funds.

     The VISION INTERMEDIATE TERM BOND FUND's portfolio is co-managed by Colleen
M. Marsh and Robert J. Truesdell. Ms. Marsh joined M&T Bank in October, 2000 as a Vice President in connection with M&T Corp.'s acquisition of Keystone. Additionally, Ms. Marsh is a senior portfolio manager in the fixed income division of Martindale. She has over 12 years of experience managing fixed income portfolios and funds for clients. She spent the first 10 years of her investment management career with Keystone, and managed the Intermediate Term Income Fund (a predecessor collective investment fund to the Intermediate Term Income Fund of the Governor Funds) for Keystone over this time period. Ms. Marsh is responsible for the day-to-day management of the Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund of the Governor Funds.

     In addition to co-managing the Vision Intermediate Term Bond Fund's portfolio, Mr. Truesdell also co-manages the VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND's portfolio with Mark Tompkins. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo. Mr. Tompkins is Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income secuirties for trust accounts. Prior to joining M&T Bank in August, 1998, Mr. Tompkins spent over four years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus Investment Management, he was responsible for managing fixed income investments for various portfolios, including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo. Mr. Tompkins is co-manager of Vision Pennsylvania Municipal Income Fund's portfolio.

     The VISION PENNSYLVANIA MUNICIPAL INCOME FUND's portfolio is co-managed by Ms. Marsh and Mr. Tompkins. Ms. Marsh is primarily responsible for the day-to-day management of the Pennsylvania Municipal Bond Fund of the Governor Funds.

     The Vision Managed Allocation Fund - Conservative Growth, Vision Managed Allocation Fund - Moderate Growth and Vision Managed Allocation Fund -
Aggressive Growth (collectively, the "Vision Managed Allocation Funds") portfolios are co-managed by Thomas R. Pierce and Mark Stevenson. Mr. Pierce is a Vice President with M&T Bank. He joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading beginning in 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago. Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale since 1990, and for the past five years has managed retirement plan and personal trust assets for Martindale's clients. Mr. Stevenson is primarily responsible for the day-to-day management of the Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund and Lifestyle Growth Fund of the Governor Funds (collectively, the "Lifestyle Funds").

     The Global Equity Committee of Brinson is responsible for the day-to-day management of the VISION INTERNATIONAL EQUITY FUND's portfolio. The Global Equity Committee is chaired by Thomas Madsen, CFA, Managing Director. Mr. Madsen joined Brinson on February 1, 2000. Prior to that, he was Managing Director with J.P. Morgan Investment Management Inc., and held several senior management positions there since 1979, including Research Analyst, Portfolio Manager, and head of Equity, which included research and equity trading worldwide. He received both his BBA in Finance and Marketing and MS in Finance from the University of Wisconsin. He has over 20 years experience in the investment industry. The Global Equity Committee of Brinson also is responsible for the day-to-day management of the International Equity Fund of the Governor Funds.

     The VISION LARGE CAP CORE FUND is managed by William F. Dwyer. Mr. Dwyer joined M&T Investment Group in January 2000 as Senior Vice President and Chief Investment Officer. He has more than 32 years of investment experience. Most recently, Mr. Dwyer served as Chief Investment Officer of Citizen's Financial Group in Rhode Island for six years. Mr. Dwyer holds a Bachelor of Arts Degree from St. Michael's College in Vermont. He earned his MBA from Western New England College in Springfield, Massachusetts and is a Certified Financial Analyst.

     Kim Rogers is primarily responsible for the day-to-day management of the VISION TREASURY MONEY MARKET FUND and VISION INSTITUTIONAL PRIME MONEY MARKET FUND. Ms. Rogers is an Assistant Vice President and a Portfolio Manager in the M&T Capital Advisors Group. Ms. Rogers is responsible for credit analysis and the trading of money market instruments for the Vision Money Market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993. Prior to coming to M&T, she was an analyst with Capital Research and Management Co. in Los Angeles, California, and was responsible for researching and monitoring commercial paper credits in compliance with the SEC's Rule 2a-7 Amendments. Ms. Rogers has a B.A. degree from Smith College, Northhampton, Massachusetts. She is a member and former director of the Bond Club of Buffalo.

      GOVERNOR FUNDS

     Mr. Martindale is responsible for the day-to-day management of the AGGRESSIVE GROWTH FUND's portfolio and the ESTABLISHED GROWTH FUND's portfolio. Mr. Martindale's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

     Ms. Marsh is primarily responsible for the day-to-day management of the INTERMEDIATE TERM INCOME FUND's portfolio and Pennsylvania Municipal Bond Fund's portfolio. Ms. Marsh's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

     Mr. Stevenson is primarily responsible for the day-to-day management of each Lifestyle Funds' portfolio. Mr. Stevenson's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

     James H. Somers is primarily responsible for the day-to-day management of the Limited Duration Government Securities Fund's portfolio. Mr. Somers joined Martindale as a portfolio manager in September, 1995. From 1991 to September, 1995, Mr. Somers was president and owner of his own money management firm. Prior thereto and for five years, he was a Vice President at Kidder Peabody & Company in New York.

     The Global Equity Committee of Brinson is responsible for the day-to-day management of the INTERNATIONAL EQUITY FUND's portfolio. The business experience of the co-chairmen of the Global Equity Committee during the past five years is described above. See "Portfolio Managers - Vision Funds."

ADMINISTRATIVE AND SHAREHOLDER SERVICES

     M&T Bank and Federated Services Company ("FSC") serve as co-administrators of the Vision Group of Funds and provide certain administrative, personnel and services necessary to operate the Funds. FSC provides transfer agency services through its subsidiary, Federated Shareholder Services Company ("FSSC"), a registered transfer agent. FSC and FSSC are indirect wholly-owned subsidiaries of Federated Investors, Inc. The address of FSC and FSSC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. For the services it provides to the Vision Group of Funds as co-administrator, M&T Bank is entitled to receive an annual fee of 0.04% on the first $5 billion of average aggregate daily net assets of the Funds and 0.015% on the average aggregate daily net assets in excess of $5 billion. For its services as co-administrator, FSC is entitled to receive an annual fee of 0.06% on the first $2 billion of average aggregate daily net assets of the Vision Group of Funds; 0.03% on the next $3 billion of average aggregate daily net assets of the Funds; and 0.015% on the average aggregate daily net assets in excess of $5 billion. FSC is entitled to receive an annual fee of 0.03% on the average aggregate daily net assets of the Vision Group of Funds for providing transfer agency and dividend disbursing services to the Vision Funds through FSSC.

     State Street Bank and Trust Company ("State Street"), P.O. Box 8609, Boston, Massachusetts 02266-8609, provides certain financial administration and fund accounting services to the Vision Group of Funds and is entitled to receive an annual fee of 0.045% based on the average aggregate daily net assets of the Vision Group of Funds. State Street serves as custodian of the securities and cash of each of the Vision Funds.

     The Vision Funds have adopted a Shareholder Services Plan on behalf of each class of shares, which is administered by FAS. M&T Bank acts as shareholder servicing agent for the Vision Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of shares, and distributing prospectuses and other information. Except for the Vision International Equity Fund and Vision Small Cap Stock Fund, no Vision Fund will pay or accrue shareholder servicing fees on Class A Shares or on shares of the Vision Institutional Limited Duration U.S. Government Fund or the Vision Institutional Prime Money Market Fund for a one-year period beginning on the date of the Reorganization, which is expected to occur on or about December 18, 2000, pursuant to contractual agreements with FAS and M&T Bank. In the case of the Vision Small Cap Stock Fund, there will be a contractual waiver of the shareholder services fee down to 0.20% of average daily net assets from the maximum of 0.25% of average daily net assets for this same period. Absent such waivers, the maximum shareholder services fee payable on the Class A shares or the shares of the Vision Institutional Limited Duration U.S. Government Fund and the Vision Institutional Prime Money Market Fund is 0.25% of average daily net assets.

     BISYS Fund Services Ohio, Inc. and Martindale serve as administrators (the "Administrators") to the Governor Funds pursuant to a Management and
Administration Agreement (the "Administration Agreement"). The Administrators assist in supervising all operations of the Governor Funds (other than those performed by Martindale and Brinson under their respective advisory and sub-advisory agreements, by The Bank of New York under the custody agreement, by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement and by BISYS Fund Services Limited Partnership ("BISYS") under the Distribution Agreement). Under the Administration Agreement, the Administrators provide services such as compliance services, financial reporting and tax reporting services. The annual fees payable for such services are as follows: 0.15% of each Governor Fund's (except for the Lifestyle Funds) average daily net assets. There are no fees payable to the Administrators from the Lifestyle Funds under the Administration Agreement. The address of BISYS Fund Services Ohio, Inc. is 3435 Stelzer Road, Columbus, Ohio 43218-3035.

     BISYS Fund Services, Inc. ("BFS") provides certain fund accounting services to each of the Governor Funds pursuant to a Fund Accounting Agreement. Under the Fund Accounting Agreement, BFS maintains the accounting books and records for the Governor Funds and provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services. BFS receives a fee from the Governor Funds for such services for all series of the Governor Funds computed at an annual rate of three one-hundredths of one percent (.03%) (.04% for the International Equity Fund) of the Governor Funds' average daily net assets up to $2 billion and .02% (.03% for the International Equity
Fund) of the Governor Funds' average daily net assets of $2 billion or more, subject to a minimum annual fee of $30,000 ($40,000 for the International Equity Fund and $35,000 for the Pennsylvania Municipal Bond Fund).

     BFS also serves as transfer agent and dividend disbursing agent for the Governor Funds pursuant to a Transfer Agency Agreement. Pursuant to the Transfer Agency Agreement, BFS, among other things, performs the following services in connection with the Governor Funds' shareholders of record: maintenance of shareholder records for each of the Governor Funds' shareholders of record; receiving and processing purchase, exchange and redemption orders; processing dividend payments and reinvestments; and assistance in mailing proxy solicitation materials and shareholder reports. For such services, BFS receives a fee based on the number of shareholders of record. For the fiscal year ended June 30, 2000, BFS received a fee of $298,024 for these services.

     The Bank of New York, 100 Church Street, New York, New York 10286, serves as custodian of the securities and other assets of the Governor Funds.

DISTRIBUTION SERVICES

     Federated Securities Corp. (the "Distributor"), a subsidiary of Federated Investors, Inc., is the principal distributor for shares of the Vision Funds and offers shares of the Vision Funds on a continuous, best-efforts basis under a Distributor's Contract. Shares of the Vision Funds are sold at the net asset value ("NAV") next determined after the purchase order is received, plus any applicable sales charges. You may purchase shares of the Vision Funds through M&T Bank, M&T Securities, Inc. or through a broker-dealer, investment professional or financial institution that has an agreement with the Distributor (an "Authorized Dealer"). The Distributor markets the shares of the Vision Funds to institutions or individuals, directly or through an Authorized Dealer. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to Authorized Dealers. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to Authorized Dealers for marketing and servicing shares of the Vision Funds.

     Each Vision Fund (other than the Vision Treasury Money Market Fund) has adopted a Rule 12b-1 Plan under the 1940 Act, which allows it to pay up to 0.25% of each Fund's average daily net assets in marketing fees to the Distributor (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers) for the sale and distribution of the Vision Funds' Class A Shares and the shares of the Vision Institutional Limited Duration U.S. Government Fund and the Vision Institutional Prime Money Market Fund. The Distributor may voluntarily waive or reduce its fees. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. Pursuant to a contractual agreement with the Distributor, the Vision Funds will not pay or accrue Rule 12b-1 fees on Class A Shares or the shares of the Vision Institutional Limited Duration U.S. Government Fund or the Vision Institutional Prime Money Market Fund for a one-year period beginning on the date of the Reorganization, which is expected to occur on or about December 18, 2000.

     BISYS serves as agent for each Governor Fund in the distribution of its shares pursuant to a Distribution Agreement. Shares of the Governor Funds are sold on a continuous basis by BISYS. Shares of the Governor Funds are sold at NAV next determined after an order is received, plus any applicable sales charges. The address of BISYS is 3435 Stelzer Road, Columbus, Ohio 43218-3035.

     The Governor Funds has adopted an Administrative Services Plan pursuant to which each Governor Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include Martindale, Brinson, M&T Bank and its banking affiliates or their correspondent entities, and BISYS, which agree to provide certain ministerial, recordkeeping, and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of the Governor Funds. In consideration for such services, a Service Organization receives a fee from each Governor Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of shares of that Governor Fund owned beneficially or of record by such Service Organization's customers or account holders for whom the Service Organization provides such services.

     The Governor Funds has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act only with respect to the Lifestyle Funds and pursuant to which each Lifestyle Fund is authorized to reimburse BISYS. Rule 12b-1 fees compensate BISYS and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Lifestyle Funds and/or providing shareholder services. Amounts paid to BISYS under the Governor Funds' Rule 12b-1 Plan may be used by BISYS to cover expenses that are related to (i) the distribution of shares of the Lifestyle Funds, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Lifestyle Funds, (iii) payments to institutions for selling shares of the Lifestyle Funds, and (iv) sub-transfer agency services, subaccounting services or administrative services related to the sale of the shares of the Lifestyle Funds. Under the Rule 12b-1 Plan, each Lifestyle Fund may reimburse BISYS at an annual rate of up to 0.50% of the average daily net assets of each Lifestyle Fund's shares. BISYS may delegate some or all of these functions to another organization. The other Governor Funds do not pay Rule 12b-1 fees.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The transfer agent and dividend disbursing agent for each of the Vision Funds is FSSC. BFS acts as the transfer agent and dividend disbursing agent of the Governor Funds. Procedures for the purchase, exchange and redemption of each Vision Fund's shares differ somewhat from the procedures applicable to the purchase, exchange and redemption of the shares of the Governor Funds. Reference is made to the Prospectuses of the Vision Funds, and the Prospectuses of the Governor Funds for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Vision Fund and Governor Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the Vision Fund shares and the Governor Fund shares.

     Purchases of shares of the Vision Funds may be made through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer, directly from the Fund or through an exchange from another Vision Fund. Accounts through an Authorized Dealer may be subject to higher or lower minimum investment requirements and may be subject to a transaction fee.

     The maximum front-end sales charge that you will pay is 5.50% on an investment in the Class A Shares of the Vision Large Cap Core Fund, Vision Small Cap Stock Fund and Vision International Equity Fund; 5.00% on an investment in the Class A Shares of the Vision Managed Allocation Funds; 4.50% on an investment in the Class A Shares of the Vision Intermediate Term Bond Fund and Vision Pennsylvania Municipal Income Fund; and 3.00% on an investment in the Vision Institutional Limited Duration U.S. Government Fund. The Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund have no front-end sales charge. However, Governor Fund shareholders will not be charged these sales charges in connection with the Reorganization. Shares of the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund are for institutional investors that are not natural persons (e.g., corporations, financial institutions, etc.) and that invest on their own behalf. The current Governor Fund shareholders will continue to be permitted to make subsequent investments in the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund. The following chart shows the minimum initial investment amounts for each Vision
Fund:


-----------------------------------------------------------------------------------
                                 INITIAL   SUBSEQUENT RETIREMENT RETIREMENT SYSTEMATIC

                                                                          INVESTMENT

                                                               PLAN       PLAN
                                                     PLAN      SUBSEQUENT SUBSEQUENT

                                 INVESTMENT INVESTMENT INVESTMENT INVESTMENTI NVESTMENT
                                  MINIMUM   MINIMUM   MINIMUM   MINIMUM   MINIMUM

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
VISION FUNDS (other than Vision    $500       $25      $250       $25       $25
Institutional Limited Duration
U.S. Government Fund and Vision
Institutional Prime Money

Market Fund)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
VISION INSTITUTIONAL PRIME       $1,000,000Any       Not        Not        Not
MONEY MARKET FUND*                          Amount   Applicable Applicable Applicable+
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
VISION INSTITUTIONAL LIMITED     $100,000   $1,000   Not        Not        $1,000+
DURATION U.S. GOVERNMENT FUND*                       Applicable Applicable+
-----------------------------------------------------------------------------------


* AN ACCOUNT MAY BE OPENED WITH A SMALLER AMOUNT AS LONG AS THE MINIMUM IS REACHED WITHIN 90 DAYS.

+ CURRENT GOVERNOR FUND SHAREHOLDERS WHO HAVE RETIREMENT PLANS OR SYSTEMATIC INVESTMENT PLANS IN THE U.S. TREASURY OBLIGATIONS MONEY MARKET FUND AND LIMITED DURATION GOVERNMENT SECURITIES FUND WILL CONTINUE TO BE PERMITTED TO MAKE SUBSEQUENT INVESTMENTS OF $25 OR MORE IN THE CORRESPONDING VISION FUND PURSUANT TO SUCH PLANS AFTER THE REORGANIZATION.

      The minimum initial and subsequent investment amounts in each Vision Fund may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Vision Group of Funds.

      Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum account balance required.

     Purchases of shares of the Governor Funds may be made through BISYS or through banks, brokers and other investment representatives (which may charge additional fees and may require higher minimum investments or may impose other limitations on buying and selling shares), or directly by wire or check once an account has been established. The maximum front-end sales charge that you will pay is 5.50% on an investment in Investor Shares of the Established Growth Fund, Aggressive Growth Fund and International Equity Fund; 4.50% on an investment in Investor Shares of the Lifestyle Funds, Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund; and 3.00% on an investment in Investor Shares of the Limited Duration Government Securities Fund. The Investor Shares of the U.S. Treasury Obligations Money Market Fund and Prime Money Market Fund do not charge a front-end sales charge. The minimum initial investment to establish an account with each Governor Fund is $1,000 for both non-retirement accounts and retirement accounts (IRAs) ($250 for employees of Martindale, M&T Bank or their affiliates), and $250 for an Automatic Investment Plan Account. Once you have met the account minimum, subsequent purchases can be made for as little as $25. The minimum investment amount is reduced for employees of Martindale or any of its affiliates.

     If your account falls below $1,000 ($250 if you are an employee of Martindale or one of its affiliates), a Governor Fund may ask you to increase your balance. If it is still below $1,000 (or $250) after 60 days, the Governor Fund may close your account and send you the proceeds.

     Each Governor Fund and each Vision Fund reserves the right to reject any purchase request.

     Certain investors and transactions in the Vision Funds and the Governor Funds may be subject to reduced or waived sales charges. For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectuses and SAIs of the Vision Funds and the Prospectuses and SAI of the Governor Funds, which are incorporated by reference herein. A copy of the prospectus of the Vision Fund into which your Governor Fund will be reorganized is included herewith.

     The purchase price of each of the shares of the Vision Funds is based on NAV, plus any applicable sales charges. However, Governor Fund shareholders will not be charged these sales charges in connection with the Reorganization.

     The purchase price of each of the shares of the Governor Funds is based on NAV, plus any applicable sales charges. Except in limited circumstances, the NAV per share for each Vision Fund (other than the Vision U.S. Treasury Money Market Fund and Vision Institutional Prime Money Market Fund) and each Governor Fund is calculated as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. The NAV for the Governor Prime Money Market Fund and Governor U.S. Treasury Obligations Money Market Fund is determined at 12 noon (Eastern Time) and the close of regular trading on the NYSE on each day on which the NYSE is open for trading and any other day (other than a day on which no shares of that Fund are tendered for redemption and no order to purchase any shares of that Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's NAV might be materially affected.

     The NAV per share for the Vision U.S. Treasury Money Market Fund is calculated at 12 noon (Eastern Time), 3:00 p.m. (Eastern Time) and 4:00 p.m. (Eastern Time) on each day on which the NYSE is open for business. The NAV per share for the Vision Institutional Prime Money Market Fund is calculated at 3:00 p.m. (Eastern Time) on each day on which the NYSE is open for business.

     Payment for shares of a Vision Fund may be made by check, federal funds wire, by debiting an account at M&T Bank or any of its affiliate banks, or through a depository institution that is an Automated Clearing House (ACH) member or a retirement account (for all Vision Funds except the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund).

     Purchase orders for the Vision Treasury Money Market Fund must be received by 11:00 a.m. (Eastern time) to receive that day's dividend, and purchase orders for the Vision Institutional Prime Money Market Fund must be received by 3:00 p.m. (Eastern time) to begin earning dividends the next day. For settlement of an order to occur for the Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund, payment must be received by wire by 3:00 p.m. (Eastern time) that same day. Purchase orders for all other Vision Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through ACH must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

     Vision Fund purchase orders by mail using a check as payment are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received, and shares will be eligible to receive interest and/or dividends when the Fund receives the payment. Shares of the Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund purchased by check begin earning dividends on the day after the check is converted into federal funds.

     Governor Fund purchase orders are priced at the next NAV calculated after your order is received in good order and accepted by the Governor Fund, less any applicable sales charges, on any day that the NYSE is open for business.

     Shares of one Vision Fund may be exchanged for the same share class of another Vision Fund at the NAV next determined after the Fund's receipt of the exchange in proper form. If you exchange from a Vision Fund that has no sales charge to a Vision Fund that imposes a sales charge, you will be subject to the sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of the Governor Funds may be exchanged for shares of another Governor Fund, usually without paying a sales charge, if you satisfy the minimum investment requirements for the Fund into which you are exchanging. When exchanging from a Governor Fund that has no sales charge or a lower sales charge to a Governor Fund with a higher sales charge, you will pay the difference.

     Redemptions of Vision Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. Vision Fund shares are redeemed at their NAV next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

     Redemptions of Governor Fund shares may be made by telephone or by mailing a written request to the Fund or through your financial adviser or broker. Governor Fund shares are redeemed at their NAV next determined after the redemption request is received by the Fund, its transfer agent or your investment representative in proper form. Normally, you will receive your proceeds within a week after your request is received. When redeeming by phone, you may have the proceeds mailed or wired to your bank account, if you indicated this option on your account application, or sent to your U.S. bank account by an ACH. If you call by 4:00 p.m. Eastern Time, proceeds will normally be wired to your bank on the next business day after your redemption request. Proceeds sent by ACH transfer will be credited within eight days.

     You may request checks to redeem shares of the Vision Treasury Money Market Fund. Your account will continue to receive the daily dividend declared on the shares being redeemed until the check is presented for payment. The ability to redeem shares by check may not be available when establishing an account through an Authorized Dealer. The ability to redeem shares by check is not available to Vision Institutional Prime Money Market Fund accounts or any of the other Vision Funds participating in the Reorganization.

     Shareholders of the Prime Money Market Fund and U.S. Treasury Obligations Money Market Fund may redeem shares by writing checks on their account (in any amount not less than $500) to make payments to any person or business. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $1,000 per Fund and may not close your account by writing a check.

DIVIDENDS AND OTHER DISTRIBUTIONS

     The following chart compares when each Governor Fund and each Vision Fund declares and pays dividends, if any. All of the Governor Funds and Vision Funds declare and pay capital gain distributions, if any, at least annually.

-------------------------------------------------------------------------------
     GOVERNOR FUND         DIVIDENDS          VISION FUND         DIVIDENDS
                          DISTRIBUTION                           DISTRIBUTION

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND   declares and   VISION SMALL CAP STOCK  declares and
                         pays quarterly FUND                    pays quarterly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ESTABLISHED GROWTH FUND  declares and   VISION LARGE CAP CORE   declares and
                         pays quarterly FUND                    pays quarterly

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INTERMEDIATE TERM        declares and   VISION INTERMEDIATE     declares and
INCOME FUND              pays monthly   TERM BOND FUND          pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY     declares and   VISION INTERNATIONAL    declares and
FUND                     pays annually  EQUITY FUND             pays annually
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE   declares and   VISION MANAGED          declares and
GROWTH FUND              pays quarterly ALLOCATION FUND -       pays quarterly
                                        CONSERVATIVE GROWTH

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE MODERATE       declares and   VISION MANAGED          declares and
GROWTH FUND              pays quarterly ALLOCATION FUND -       pays quarterly
                                        MODERATE GROWTH

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE GROWTH FUND    declares and   VISION MANAGED          declares and
                         pays quarterly ALLOCATION FUND -       pays quarterly
                                        AGGRESSIVE GROWTH

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIMITED DURATION         declares and   VISION INSTITUTIONAL    declares and
GOVERNMENT SECURITIES    pays monthly   LIMITED DURATION U.S.   pays monthly
FUND                                    GOVERNMENT FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL   declares and   VISION PENNSYLVANIA     declares and
BOND FUND                pays monthly   MUNICIPAL INCOME FUND   pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRIME MONEY MARKET FUND  declares       VISION INSTITUTIONAL    declares
                         daily and      PRIME MONEY MARKET FUND daily and
                         pays monthly                           pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. TREASURY            declares       VISION TREASURY MONEY   declares
OBLIGATIONS MONEY        daily and      MARKET FUND             daily and
MARKET FUND              pays monthly                           pays monthly
-------------------------------------------------------------------------------

      With respect to both the Vision Funds and the Governor Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

     As a condition to the Reorganization, each Vision Fund and each Governor Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Vision Fund nor the Governor Fund nor the shareholders of either fund will recognize any gain or loss in connection with the Reorganization. The tax basis of the Vision Fund shares received by the Governor Fund shareholders will be the same as the tax basis of their shares in the Governor Fund.

INFORMATION ABOUT THE REORGANIZATION

MERGER BETWEEN KEYSTONE AND M&T CORP.

     On October 6, 2000, Keystone merged into M&T Corp., the corporate parent of M&T Bank ("Bank Merger"). Prior to this Bank Merger, Martindale, the investment adviser to the Governor Funds, was a wholly-owned subsidiary of Keystone. The reorganization described in this Prospectus/Proxy Statement is being proposed in connection with the Bank Merger. The Reorganization has been proposed by M&T Corp. and M&T Bank as a means of combining each Governor Fund with a fund managed by M&T Bank with comparable investment objectives, policies and restrictions. The Reorganization has also been proposed to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products sponsored by the same organization. The existence of separate fund groups and duplicative funds in the family of funds sponsored by M&T could impede the ability of such funds to attract sufficient assets in the future to enjoy reduced expenses per share from economies of scale.

      M&T Bank is the principal banking subsidiary of M&T Corp. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank managed $2.3 billion in net assets of mutual funds.

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS

      The Board of Trustees of the Governor Funds believes that the proposed Reorganization is in the best interests of the Governor Fund shareholders.

     The Board of Trustees of the Governor Funds met on August 3, 2000, September 14, 2000, and October 27, 2000 to receive information regarding M&T Bank and the Vision Funds, to discuss this information and to consider the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the Board of Trustees of the Governor Funds, including the trustees who are not "interested persons," as that term is defined in the 1940 Act ("Independent Trustees"), approved the Plan and recommended its approval by the shareholders of the Governor Funds. In approving the Plan, the Board determined that participation in the Reorganization is in the best interests of each Governor Fund and that the interests of the shareholders of each Governor Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

     o Substantial similarities exist between the investment objectives, policies, and strategies of the Governor Funds and their corresponding Vision Funds. Thus, the Reorganization will enable Governor Fund shareholders to continue their current investment programs without substantial disruption. Certain of the Vision Funds have recently been organized for the purpose of continuing the investment operations of the corresponding Governor Funds, and have no prior operating history.

     o    Governor  Fund  shareholders  will not pay a sales  charge  to  become
          shareholders   of  the   Vision   Funds   in   connection   with   the
          Reorganization.

     o Governor Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

     o Expenses of the Reorganization will not be borne by any of the Governor Funds or the Vision Funds.

     o Because the proposed Reorganization will be effected on the basis of the relative net asset values of the Vision Funds and their corresponding Governor Funds, shareholders of the Governor Funds will not experience any dilution in the value of their investments as a result of the Reorganization.

     o The expense ratios after fee waivers (both contractual and voluntary) of the Vision Funds are within industry norms. The Board considered the existing contractual fee waivers and expense limitations in place for the Governor Funds, and their expiration on October 31, 2000. The Board also considered the contractual fee waivers and expense limitations that will be in place for the Vision Funds for a one-year period starting from the Closing of the Reorganization, and that this is a condition to the Reorganization. The Board compared the expense ratios of the Governor Funds and the Vision Funds before and after any and all contractual and voluntary fee waivers and expense limitations. See "Summary - Comparative Fee Tables" elsewhere herein. The Board considered these factors in conjunction with the economies of scale that may result from the proposed Reorganization, the pressures in the marketplace on Vision Funds as well as other mutual fund companies to maintain expense ratios at competitive levels, and other anticipated benefits of the proposed transactions to the Governor Fund shareholders.

     o The sale of assets of the Governor Funds to the Vision Funds might enable the combined entity to obtain certain economies of scale with attendant savings in cost for the Governor Funds.

     o M&T Bank has experience in managing registered investment companies and has developed capabilities and resources that could benefit the shareholders of the Governor Funds.

     o The portfolio managers and investment personnel who are responsible for managing the Vision Funds are well-trained and experienced. In addition, certain of the portfolio managers of the Governor Funds co-manage the corresponding Vision Fund.

     o The availability of high-quality fund administration and shareholder services.

     o As shareholders of the Vision Funds, the Reorganization would provide shareholders with exchange privileges with respect to the same share class of the other series of the Vision Funds, each with different investment objectives and policies and, therefore, would provide the Governor Funds with a broader array of investment options.

     o It may be detrimental for the Governor Funds to compete for the same investor assets with the Vision Funds, each of which is advised by a subsidiary of M&T Corp.

      The Board of Trustees of the Governor Funds did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

      In approving the Plan, the Board also considered the provisions of Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that, in connection with the sale of any interest in any investment adviser that results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the Governor Funds, or an affiliated person of such investment adviser, may receive any amount or benefit if: (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor investment adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the date on which the transaction occurs, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly from: (i) any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above.

      For a period of three years after the Bank Merger, the Vision Group of Funds will use its best efforts to ensure that at least 75% of the members of the Board of Trustees of the Vision Group of Funds are not "interested persons" of M&T Bank or Martindale within the meaning of the 1940 Act; the Vision Group of Funds will meet this requirement following the Reorganization. The Board is not aware of any circumstances arising from the Reorganization that will result in an "unfair burden" being imposed on the shareholders of the Governor Funds. In addition, the Board has requested and received a written representation from M&T Bank that no "unfair burden" will be imposed on the Governor Funds as a result of the Reorganization.

      The Board of Trustees of the Vision Group of Funds (including a majority of the Independent Trustees) met on August 8 and 11, 2000, and approved the Plan on August 11, 2000. The Board unanimously concluded that consummation of the Reorganization is in the best interests of the Vision Funds and the shareholders of the Vision Funds and that the interests of the Vision Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

      The Plan provides that your Governor Fund will transfer all or substantially all of its assets and liabilities to a corresponding Vision Fund in exchange solely for the Vision Fund's shares to be distributed PRO RATA by the Governor Fund to its shareholders in complete liquidation of the Governor Fund currently anticipated to occur on or about December 18, 2000 ("Closing"). The value of each Governor Fund's net assets to be acquired by the corresponding Vision Fund shall be the value of such net assets computed as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on the business day preceding the Closing ("Closing Date"). Governor Fund shareholders will become shareholders of the corresponding Vision Fund as of the Closing, and will be entitled to the Vision Fund's next dividend distribution thereafter.

      On or before the Closing Date, each Governor Fund and the Vision Treasury Money Market Fund will declare and pay a dividend or dividends, which, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

      The stock transfer books of each Governor Fund will be permanently closed as of 4:00 p.m. Eastern time on the Closing Date and only requests for redemption of shares of a Governor Fund received in proper form prior to 4:00 p.m. Eastern time on the Closing Date will be accepted by the Governor Fund. Redemption requests relating to the Governor Fund thereafter shall be deemed to be redemption requests for shares of the Vision Fund to be distributed to the former shareholders of the Governor Fund. Any redemptions that you make either before or after the Closing Date may result in a tax liability to you. Please consult your tax advisor.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the respective Governor Fund shareholders, receipt of an order from the SEC exempting the transactions contemplated by the Plan from Section 17(a) of the 1940 Act, and receipt of an opinion in form and substance reasonably satisfactory to the Governor Funds and the Vision Funds, as described under the caption "Federal Income Tax Consequences" below.

      Unless applicable law shall require a shareholder vote, the Plan may be amended without shareholder approval by mutual agreement in writing of the Governor Funds and the Vision Funds. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Governor Fund shareholders prior to the Closing by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

      In the event that the shareholders of a Governor Fund do not approve the Plan relating to that Governor Fund, the assets and liabilities of that Governor Fund will not be transferred at the Closing and the obligations of the Governor Fund under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of a particular Governor Fund, the Board of Trustees of the Governor Funds will consider other alternatives for that Governor Fund, including dissolution and liquidation of such Fund.

      The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the Governor Funds or the Vision Funds, and will be borne by M&T Bank.

      The foregoing description of the Plan entered into between the Vision Funds and the Governor Funds does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, the Form of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF VISION FUND SHARES

      Full and fractional shares of the Vision Funds will be issued without the imposition of a sales charge or other fee to the Governor Fund shareholders in accordance with the procedures described above. Shares of the Vision Funds to be issued to Governor Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Like the Governor Funds, the Vision Funds do not issue share certificates. For additional information about shares of the Vision Fund, reference is hereby made to the Prospectus of the Vision Fund into which your Governor Fund will be reorganized, which is being provided herewith.

FEDERAL INCOME TAX CONSEQUENCES

      As a condition to each Reorganization, the participating Vision Fund and Governor Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, and on the basis of certain assumptions and representations received from the Governor Funds and the Vision Funds, for federal income tax purposes, shareholders of each Governor Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Governor Fund for shares of the Vision Fund and neither the Vision Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Governor Fund.

      You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Governor Funds nor the Vision Funds will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the participating Governor Fund, followed by the taxable liquidation thereof.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganizations in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganizations, because this discussion only relates to the federal income tax consequences.

      The Vision Funds expect to retain most of the securities acquired in connection with each Reorganization and do not anticipate that taxable sales involving significant amounts of securities will have to be made before or after the Reorganizations to effect a realignment with the policies and investment practices of the applicable Vision Funds.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

      While the Vision Group of Funds and the Governor Funds are different entities, and thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of a Vision Fund to be distributed to shareholders of a corresponding Governor Fund will have the same legal characteristics as the shares of the Governor Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

      The Vision Group of Funds and the Governor Funds are each organized as a Delaware business trust and governed by an Agreement and Declaration of Trust. Under its Agreement and Declaration of Trust, the Vision Group of Funds has an unlimited number of authorized shares of beneficial interest with no par value. The Governor Funds, pursuant to its Agreement and Declaration of Trust, has an unlimited number of authorized shares of beneficial interest with each share having a par value of $.0001 per share. The Boards of Trustees of the Vision Group of Funds and of the Governor Funds (the "Boards") may, without shareholder approval, divide the authorized shares of the Vision Group of Funds and the Governor Funds into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. The Vision Group of Funds currently consists of eighteen series. With respect to its eighteen series, the Vision Group of Funds offers two classes of shares for six of its series (designated Class A Shares and Class B Shares) and one class of shares for twelve of its series (designated Class A Shares, except for Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund, which do not have a class designation). The Governor Funds currently offers one class of shares, the Investor Shares, for its eleven series. The Prime Money Market Fund of the Governor Funds has two classes of shares, Investor Shares and S Shares (the S Shares will be liquidated on or about December 1, 2000). The Vision Group of Funds and each series of the Vision Group of Funds, as well as the Governor Funds and each series of the Governor Funds, will continue indefinitely until terminated.

      With respect to a series of shares of the Vision Group of Funds and the Governor Funds, shares of the same class have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of the Vision Group of Funds or the Governor Funds will be voted in the aggregate without differentiation between separate series or classes except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) a Board determines that the matter should be voted on separately by individual series or classes.

      Delaware law does not require the Vision Group of Funds or the Governor Funds to hold annual meetings of shareholders, and generally, the Vision Group of Funds and the Governor Funds will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing a majority or more of the Governor Funds' (or its respective series') outstanding shares entitled to vote may call meetings of the Governor Funds (or its series) for the purpose of taking action upon any matter as to which the vote or authority of shareholders is permitted or required, including, in the case of a meeting of the Governor Funds, the purpose of voting on the removal of one or more Trustees. The Vision Group of Funds' Agreement and Declaration of Trust does not contain any statement concerning the ability of shareholders to call meetings (although federal law may, under certain circumstances, accord shareholders such a right).

      Like the Governor Funds, there are no conversion or preemptive rights in connection with shares of the Vision Group of Funds. When issued, all shares will be fully paid and non-assessable. With respect to a series of shares, a shareholder of a class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to the class of shares owned by the shareholder and, upon redeeming shares, will receive the portion of the series' net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

CAPITALIZATION

      The following table sets forth, as of August 31, 2000: (i) the unaudited capitalization of the Investor Shares of the Governor Fund, (ii) the unaudited capitalization of the Vision Fund, and (iii) the pro forma unaudited capitalization of the Vision Fund as adjusted to give effect to the proposed Reorganization. The capitalization of the Vision Fund is likely to be different when the Reorganization is consummated because of purchases and sales of Vision Fund shares and market action.


                                  VISION SMALL      AGGRESSIVE            VISION
                                                                        PRO FORMA
                                 CAP STOCK FUND    GROWTH FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $158,321,084      $158,321,084
Net Asset Value Per Share        $0*              $12.65            $12.65*
Shares Outstanding......         0                12,515,793.549    12,515,793.549


                                                                          VISION

                                  VISION LARGE     ESTABLISHED          PRO FORMA

                                 CAP CORE FUND     GROWTH FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $288,375,796      $288,375,796
Net Asset Value Per Share        $0*              $14.55            $14.55*
Shares Outstanding......         0                19,817,974.271    19,817,974.271


                                     VISION        INTERMEDIATE           VISION

                                  INTERMEDIATE     TERM INCOME          PRO FORMA

                                 TERM BOND FUND        FUND              COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $244,761,343      $244,761,343
Net Asset Value Per Share        $0*              $9.26             $9.26*
Shares Outstanding......         0                26,426,907.362    26,426,907.362


                                     VISION                               VISION

                                 INTERNATIONAL    INTERNATIONAL         PRO FORMA

                                  EQUITY FUND      EQUITY FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $38,094,264       $38,094,264
Net Asset Value Per Share        $0*              $9.70             $9.70*
Shares Outstanding......         0                3,928,832.761     3,928,832.761


                                     VISION
                                    MANAGED

                                   ALLOCATION

                                     FUND -         LIFESTYLE             VISION

                                  CONSERVATIVE     CONSERVATIVE         PRO FORMA

                                     GROWTH        GROWTH FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $300,809          $300,809
Net Asset Value Per Share        $0*              $10.63            $10.63*
Shares Outstanding......         0                28,290.564        28,290.564


                                     VISION
                                    MANAGED

                                   ALLOCATION

                                     FUND -                               VISION

                                   AGGRESSIVE       LIFESTYLE           PRO FORMA

                                     GROWTH        GROWTH FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $1,545,702        $1,545,702
Net Asset Value Per Share        $0*              $11.86            $11.86*
Shares Outstanding......         0                130,311.179       130,311.179


                                     VISION
                                    MANAGED

                                   ALLOCATION

                                     FUND -         LIFESTYLE             VISION

                                    MODERATE         MODERATE           PRO FORMA

                                     GROWTH        GROWTH FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $1,341,685        $1,341,685
Net Asset Value Per Share        $0*              $11.41            $11.41*
Shares Outstanding......         0                117,588.736       117,588.736


                                     VISION
                                 INSTITUTIONAL       LIMITED

                                    LIMITED          DURATION
                                 DURATION U.S.      GOVERNMENT            VISION

                                   GOVERNMENT       SECURITIES          PRO FORMA

                                      FUND             FUND              COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $71,942,199       $71,942,199
Net Asset Value Per Share        $0*              $9.72             $9.72*
Shares Outstanding......         0                7,404,640.780     7,404,640.780


                                     VISION

                                  PENNSYLVANIA     PENNSYLVANIA           VISION

                                   MUNICIPAL        MUNICIPAL           PRO FORMA

                                  INCOME FUND       BOND FUND            COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $92,410,224       $92,410,224
Net Asset Value Per Share        $0*              $9.90             $9.90*
Shares Outstanding......         0                9,337,645.984     9,337,645.984


                                     VISION

                                 INSTITUTIONAL                            VISION

                                  PRIME MONEY      PRIME MONEY          PRO FORMA

                                  MARKET FUND      MARKET FUND           COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $278,177,386      $278,177,386
Net Asset Value Per Share        $1.00            $1.00             $1.00
Shares Outstanding......         0                278,168,900.56    278,168,900.56


                                     VISION       U.S. TREASURY
                                    TREASURY       OBLIGATIONS            VISION

                                  MONEY MARKET     MONEY MARKET         PRO FORMA

                                      FUND             FUND              COMBINED

                                 ---------------  ---------------   -------------------

Net Assets..............         $675,001,592     $15,993,916       $690,995,508
Net Asset Value Per Share        $1.00*           $1.00             $1.00*
Shares Outstanding......         674,986,617      15,994,535.010    690,981,152.010


--------------------

*  NET ASSET VALUE OF CLASS A SHARES.

INFORMATION ABOUT THE VISION FUNDS AND THE GOVERNOR FUNDS

VISION FUNDS



     Information about each Vision Fund is contained in the Vision Fund's current Prospectuses, each of which is incorporated herein by reference. A copy of the current Prospectus of the Vision Fund for which your Governor Fund shares will be exchanged is included herewith. Additional information about each Vision Fund is included in that Fund's Statement of Additional Information, and the Statement of Additional Information dated November 13, 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting the Vision Funds at 1-800-836-2211 or by writing the Vision Group of Funds at One M&T Plaza, Buffalo, New York 14203. The Vision Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act. In accordance with the 1934 and 1940 Acts, the Vision Funds file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Vision Funds can be obtained by calling or writing the Vision Funds, and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding the Vision Funds, you may also send an e-mail to the SEC at pulicinfo@sec.gov.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Vision Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Vision Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

GOVERNOR FUNDS

     Information about the Governor Funds is contained in each Governor Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated November 13, 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Governor Funds by calling 1-800-766-3960, or by writing the Governor Funds at c/o BISYS, P.O. Box 182707, Columbus, Ohio 43218-2707. The Governor Funds are subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Governor Funds can be obtained by calling or writing the Governor Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Governor Funds, you may also send an e-mail to the SEC at PUBLICINFO@SEC.GOV.



PROPOSAL 2:         APPROVAL OF A NEW ADVISORY AGREEMENT WITH MARTINDALE

INTRODUCTION

     At the Special Meeting, you also will be asked to approve a New Advisory Agreement for your Governor Fund, which is being submitted in connection with the Bank Merger between Keystone and M&T Corp. on October 6, 2000. As a result of the Bank Merger, the investment advisory agreement with Martindale then in effect ("Previous Advisory Agreement") automatically terminated in accordance with its terms and as required by the 1940 Act. As discussed below, since the termination of the Previous Advisory Agreement, Martindale has been providing investment advisory services under the terms of an interim investment advisory agreement.

INTERIM ADVISORY AGREEMENT

     To assure the continued supervision of the investments of the Governor Funds after the Bank Merger and the resulting termination of the Previous Advisory Agreement, the Board of Trustees (including a majority of the Independent Trustees) of the Governor Funds approved an interim investment advisory agreement for each Governor Fund with Martindale pursuant to Rule 15a-4 under the 1940 Act ("Interim Advisory Agreement") at an in-person meeting of the Board of Trustees of the Governor Funds held on September 14, 2000. As required by Rule 15a-4, the terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Previous Advisory Agreement, including the rate of investment advisory fee, except for its dates of effectiveness and termination and escrow provisions and other terms envisioned by Rule 15a-4. Since the date of the Bank Merger, Martindale has provided investment advisory services to the Governor Funds under the Interim Advisory Agreement.

     The Interim Advisory Agreement became effective on the date of the Bank Merger (October 6, 2000) ("Interim Advisory Agreement Effective Date") and will terminate the earlier of 150 days from the Interim Advisory Agreement Effective Date or upon shareholder approval of a new investment advisory agreement. The Interim Advisory Agreement also provides that the Board of Trustees of the Governor Funds or, as to a particular Governor Fund, a majority of that Governor Fund's outstanding voting securities, as that term is defined in the 1940 Act, may terminate the Interim Advisory Agreement on 10 calendar days' written notice to Martindale. The Interim Advisory Agreement terminates in the event of an assignment as that term is defined in the 1940 Act.

     Pursuant to the terms of the Interim Advisory Agreement, the maximum amount of compensation payable to Martindale during this interim period is no greater than that which would have been payable to Martindale under the Previous Advisory Agreement. The compensation to be paid to Martindale under the Interim Advisory Agreement is being held in an interest-bearing escrow account with State Street.

     In accordance with the provisions of Rule 15a-4, the Interim Agreement also provides that, if the shareholders of a Governor Fund approve a new investment advisory agreement with Martindale no later than 150 days from the Interim
Advisory Agreement Effective Date, Martindale is entitled to the compensation held in the interest-bearing escrow account (including interest earned) with respect to that Fund. If the shareholders of a Governor Fund do not approve a new investment advisory agreement with Martindale within that time period, the Interim Advisory Agreement provides that Martindale is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by Martindale in performing its duties under the Interim Advisory Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account).

NEW ADVISORY AGREEMENT

     At the September 14, 2000 meeting, the Board also approved a New Advisory Agreement with Martindale. The New Advisory Agreement is identical in all material respects to the Previous Advisory Agreement, including the rate of investment advisory fee, except for its effective and termination dates. Specifically, the New Advisory Agreement provides for the Agreement to become effective, as to a Governor Fund, on the date the shareholders of that Governor Fund approve the New Advisory Agreement. As to each Governor Fund, if approved by shareholders, the New Advisory Agreement would remain in effect until the earlier of June 30, 2001, or until the Closing of the Reorganization (currently anticipated to occur on or about December 18, 2000), unless otherwise terminated.

     As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Advisory Agreement is necessary in order for Martindale to receive the amount of the investment advisory fee it would have otherwise received under the Previous Advisory Agreement for managing each Governor Fund under the Interim Advisory Agreement from the date the Previous Advisory Agreement terminated until the New Advisory Agreement is approved by shareholders. The rate of investment advisory fee under both the Interim
Advisory Agreement and New Advisory Agreement is identical to the rate of advisory fee under the Previous Advisory Agreement. As to each Governor Fund, approval of the New Advisory Agreement would also permit Martindale to continue to serve as investment adviser until consummation of the Reorganization of that Fund.

     If shareholders of a Governor Fund do not approve the New Advisory Agreement, Martindale will be entitled to receive the lesser of the total amount held in the interest-bearing escrow account (plus interest earned) or any costs it incurred in performing the Interim Advisory Agreement prior to its termination (plus interest earned on that amount while in the interest-bearing escrow account), on behalf of that Governor Fund. Such amount will be released to Martindale from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the relevant Governor Fund.

     As to a particular Governor Fund, if shareholders do not approve the New Advisory Agreement, the Board of Trustees of the Governor Funds will take appropriate action with respect to that Fund's investment advisory arrangements.

BOARD CONSIDERATIONS

     In determining whether to approve the Interim Advisory Agreement and New Advisory Agreement with Martindale, the Board of Trustees, including a majority of the Independent Trustees, of the Governor Funds, determined that the scope and quality of services to be provided under both the Interim Advisory Agreement and the New Advisory Agreement were at least equivalent to those provided under the Previous Advisory Agreement. In addition, the Board was advised that it was not anticipated that there would be changes in the personnel who provide the portfolio management services to the Governor Funds during the terms of both the Interim Advisory Agreement and the New Advisory Agreement. The Board considered the fact that there were no material differences between the terms and conditions of the Interim Advisory Agreement and New Advisory Agreement and the Previous Advisory Agreement, other than the dates of effectiveness and termination provisions and, with respect to the Interim Advisory Agreement, the escrow provisions and other terms required by Rule 15a-4. The Board of Trustees of the Governor Funds also considered both the Interim Advisory Agreement and New Advisory Agreement as part of its overall approval of the Plan. The Board considered, among other things, the factors set forth above under "Information About the Reorganization - Considerations by the Board of Trustees of the Governor Funds."

     Based upon the considerations set forth above, the Trustees have determined that the New Advisory Agreement is in the best interest of each Governor Fund and its shareholders. The Board believes that the Governor Funds will receive investment advisory services under the New Advisory Agreement equivalent to those that they received under the Previous Advisory Agreement, and at the same fee and expense levels.

COMPARISON OF THE PREVIOUS ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT

ADVISORY SERVICES

     The advisory services to be provided by Martindale under the New Advisory Agreement are identical to those provided by Martindale under the Previous Advisory Agreement. Under the Previous Advisory Agreement and New Advisory Agreement, Martindale is to provide a continuous investment program for each of the Governor Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds, subject to the supervision of the Board of Trustees of the Governor Funds. Under both the Previous Advisory Agreement and New Advisory Agreement, Martindale is to determine from time to time what securities and other investments are to be purchased, retained or sold with respect to the Governor Funds and is to implement such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as it may select. Martindale is to provide the services under both the Previous Advisory Agreement and New Advisory Agreement in accordance with each Governor Fund's investment objectives, policies and restrictions, as stated in the current prospectus of the Governor Funds and resolutions of the Board of Trustees of the Governor Funds.

     Under both the Previous Advisory Agreement and New Advisory Agreement, Martindale is to maintain all books and records with respect to the securities transactions of the Governor Funds and is to furnish the Board of Trustees such periodic and special reports as the Board may request. The Previous Advisory Agreement and the New Advisory Agreement also provide that, in making investment recommendations for the Governor Funds, Martindale's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the account of the Governor Funds are customers of Martindale or of its parents, subsidiaries or affiliates. In dealing with such customers, Martindale and its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Governor Funds.

SUB-ADVISERS

     Both the Previous Advisory Agreement and New Advisory Agreement provide that Martindale may from time to time employ or associate with itself such person or persons as Martindale believes to be fitted to assist it in the performance of the Agreement (each a "Sub-Adviser"); provided, however, that the compensation of such persons or persons shall be paid by Martindale and that Martindale shall be as fully responsible to the Governor Funds for the acts and omissions of any such person as it is for its own acts and omissions; and provided further, that the retention of any Sub-Adviser shall be approved as may be required by the 1940 Act. In the event that any Sub-Adviser appointed hereunder is terminated, Martindale may provide investment advisory services pursuant to the relevant Agreement to the Governor Funds without further shareholder approval.

FEES

     The rate of investment advisory fees payable under the New Advisory Agreement by each Governor Fund is equal to the rate for such Fund payable under the Previous Advisory Agreement. See "Comparison of Operations - Investment Advisory Agreements" in Proposal 1 for a recital of those fees.

PAYMENT OF EXPENSES

     Under both the Previous Advisory Agreement and the New Advisory Agreement, Martindale is to pay all expenses incurred by it in connection with its activities under the relevant Agreement, other than the cost of securities (including brokerage commissions, if any) purchased for the Governor Funds.

BROKERAGE

     Under the Previous Advisory Agreement, Martindale agreed to place orders pursuant to its investment determinations for the Governor Funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, Martindale was to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, Martindale was required to consider all factors it deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, Martindale was permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Governor Funds and/or other accounts over which Martindale exercised investment discretion. Subject to the review of the Board of Trustees from time to time with respect to the extent and continuation of the policy, Martindale was authorized to pay a broker or dealer who provided such brokerage and research services a commission for effecting a securities transaction for any of the Governor Funds that was in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Martindale determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Martindale with respect to the accounts as to which it exercised investment discretion.

     In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, Martindale was permitted to consider the sale of shares of the Governor Funds. Except as otherwise permitted by applicable laws, rules and regulations, in no instance were portfolio securities to be purchased from or sold to BISYS, Martindale or any affiliated person of the Governor Funds, BISYS or Martindale. In executing portfolio transactions for any Governor Fund, Martindale was permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other Governor Funds and its other clients where such aggregation was not inconsistent with the policies set forth in the Governor Funds' registration statement. In such event, Martindale was to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Governor Funds and such other clients.

     The New Advisory Agreement contains identical provisions.

LIMITATION OF LIABILITY

     The Previous Advisory Agreement provided that Martindale shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Governor Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Martindale in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

     The New Advisory Agreement contains an identical provision.

CONTINUANCE

     As to a particular Governor Fund, if approved by shareholders at the Special Meeting, the New Advisory Agreement would continue until June 30, 2001, unless terminated. The New Advisory Agreement may be continued from year to year thereafter as to a particular Governor Fund by a majority vote of the Board of Trustees of the Governor Funds, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of that Fund. The New Advisory Agreement provides that, with respect to a particular Governor Fund, it will immediately terminate upon consummation of the Reorganization of that Governor Fund.

TERMINATION

     The Previous Advisory Agreement provided that it may be terminated as to a particular Governor Fund at any time on 60 days' written notice to the other party, without the payment of any penalty, by the Governor Funds (by vote of the Board of Trustees of the Governor Funds or by vote of a majority of the outstanding voting securities of such Governor Fund) or by Martindale. The Previous Advisory Agreement also provided that it would immediately terminate in the event of its assignment.

     The New Advisory Agreement contains identical termination provisions and, in addition, provides that, as to a particular Governor Fund, it will immediately terminate upon consummation of the Reorganization of that Governor Fund.

     The Previous Advisory Agreement was dated November 16, 1998, and continuance of the Previous Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, with respect to each Governor Fund, on May 4, 2000. BISYS, as the initial shareholder of each Governor Fund, approved the Previous Advisory Agreement for each Governor Fund prior to the Fund's commencement of operations on February 1, 1999.

ADDITIONAL INFORMATION REGARDING MARTINDALE

     Prior to May 31, 2000, Governors Group Advisors, Inc. ("Governors Group"), a wholly-owned subsidiary of Keystone, served as the investment adviser to each Governor Fund and Martindale (formerly Martindale Andres & Company, Inc.) served as the sub-adviser to each Governor Fund, except the International Equity Fund. On May 31, 2000, Governors Group was reorganized into Martindale, with no resulting change of actual control or management. The reorganization of Governors Group resulted in Martindale assuming all of the obligations and responsibilities of Governors Group under the Previous Advisory Agreement with each Governor Fund and, with respect to the International Equity Fund, under the investment sub-advisory agreement with Brinson.

     Listed below is the name and principal occupation of the principal executive officer and each director of Martindale. The address of the principal executive officer and each director is the offices of Martindale at Four Falls Corporate Center, Suite 2000, West Conshohocken, Pennsylvania 19428.

          NAME                      TITLE             PRINCIPAL OCCUPATION

William F. Dwyer          President, Chief          Director, President and
                          Executive Officer and     Chief Executive Officer
                          Director                  of Martindale; and Chief
                                                    Investment Officer of
                                                    M&T Bank

Mark J. Czarnecki         Director                  Director and Chairman of
                                                    the Board of Directors
                                                    of Martindale; and
                                                    Division Head of
                                                    Investment Area of M&T
                                                    Bank

William C. Martindale,    Director                  Director and Vice
Jr.                                                 Chairman of the Board of
                                                    Directors of Martindale

Janice T. Lessman         Director                  Director of Martindale;
                                                    and Senior Pennsylvania
                                                    Account Servicing Head
                                                    of the Trust and
                                                    Investment Division of
                                                    M&T Bank

Alan R. Teraji            Director                  Director of Martindale;
                                                    and Senior Manager of
                                                    Institutional Services
                                                    of the Investment Group
                                                    of M&T Bank


      For the fiscal year ended June 30, 2000, Martindale earned and voluntarily waived the amounts indicated below with respect to the sub-advisory services it provided to the Governor Funds pursuant to its sub-advisory agreement with Governors Group and the investment advisory services it provided pursuant to the Previous Advisory Agreement:

--------------------------------------------------------------------------------
                                                     FISCAL YEAR ENDED

GOVERNOR FUND                                          JUNE 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aggressive Growth Fund                           $1,191,144          $357,342
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Established Growth Fund                           1,669,608           333,924
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate Term Income Fund                     1,710,672           855,336
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                 0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                      230               148
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Growth Fund                                   728               538
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                          848               575
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Limited Duration Government Securities Fund         345,946           172,973
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                    600,219           300,110
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Money Market Fund                           1,191,581           595,791
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund          83,746            41,873
--------------------------------------------------------------------------------

      For the fiscal period from July 1, 1999 through May 30, 2000, Governors Group, the investment adviser to the Governor Funds prior to May 31, 2000, earned and voluntarily waived the amounts indicated below with respect to its investment advisory services:

--------------------------------------------------------------------------------
GOVERNOR FUND                                        FISCAL PERIOD FROM
                                             JULY 1, 1999 THROUGH MAY 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aggressive Growth Fund                             $177,848           $53,354
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Established Growth Fund                             297,799            59,560
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate Term Income Fund                             0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                 0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                      337               174
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Growth Fund                                   909               529
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                        1,201               654
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Limited Duration Government Securities Fund               0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                          0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Money Market Fund                                   0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund               0                 0
--------------------------------------------------------------------------------


     For the fiscal year ended June 30, 2000, Martindale earned and voluntarily waived the amounts indicated below with respect to the co-administrative services it provided (together with BISYS, whose fees are not included in the table below) to the Governor Funds pursuant to the Administration Agreement.

--------------------------------------------------------------------------------
GOVERNOR FUND                                        FISCAL YEAR ENDED
                                                       JUNE 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aggressive Growth Fund                              $26,785            $6,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Established Growth Fund                              51,324            11,976
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate Term Income Fund                        55,783            13,016
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                             8,250             1,925
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                        0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Growth Fund                                     0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                            0                 0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Limited Duration Government Securities Fund          11,281             2,632
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                     19,573             4,567
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Money Market Fund                              58,284            13,600
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund           4,096               956
--------------------------------------------------------------------------------

PROPOSAL 3:         APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH BRINSON
                    (INTERNATIONAL EQUITY FUND SHAREHOLDERS ONLY)

INTRODUCTION

     At the Special Meeting, shareholders of the International Equity Fund will be asked to approve a New Sub-Advisory Agreement with Brinson, which is being submitted in connection with the Bank Merger between Keystone and M&T Corp. on October 6, 2000. Consummation of the Bank Merger caused a change in the ownership of Martindale, which automatically terminated the Previous Advisory Agreement then in effect between Martindale and the Governor Funds in accordance with its terms and as required by the 1940 Act. In turn, the investment sub-advisory agreement then in effect between Martindale and Brinson, relating to the management of the International Equity Fund ("Previous Sub-Advisory Agreement"), automatically terminated in accordance with its terms. There has been no change in ownership of Brinson. As discussed below, since the termination of the Previous Sub-Advisory Agreement, Brinson has been providing sub-advisory services to the International Equity Fund under the terms of an interim investment sub-advisory agreement with Martindale.

INTERIM SUB-ADVISORY AGREEMENT

     To assure the continued supervision of the investments of the International Equity Fund after the Bank Merger and the resulting termination of the Previous Sub-Advisory Agreement, the Board of Trustees (including a majority of the Independent Trustees) approved an interim investment sub-advisory agreement between Martindale and Brinson pursuant to Rule 15a-4 under the 1940 Act ("Interim Sub-Advisory Agreement") at an in-person meeting of the Board of Trustees of the Governor Funds held on September 14, 2000. As required by Rule 15a-4, the terms and conditions of the Interim Sub-Advisory Agreement are identical in all material respects to the Previous Sub-Advisory Agreement, including the rate of sub-advisory fee, except for its dates of effectiveness and termination and escrow provisions and other terms required by Rule 15a-4. Since the date of the Bank Merger, Brinson has provided sub-advisory services to the International Equity Fund under the Interim Sub-Advisory Agreement.

     The Interim Sub-Advisory Agreement became effective on the date of the Bank Merger (October 6, 2000) ("Interim Sub-Advisory Agreement Effective Date") and will terminate the earlier of 150 days from the Interim Sub-Advisory Agreement
Effective Date or upon approval of a new investment sub-advisory agreement between Brinson and Martindale by the International Equity Fund shareholders. The Interim Sub-Advisory Agreement also provides that the Board of Trustees of the Governor Funds or a majority of the International Equity Fund's outstanding voting securities, as that term is defined in the 1940 Act, may terminate the Interim Sub-Advisory Agreement on 10 calendar days' written notice to Brinson or Martindale. The Interim Sub-Advisory Agreement terminates in the event of an assignment as that term is defined in the 1940 Act. The Previous Sub-Advisory Agreement provided for its termination in the event of the termination of the Previous Advisory Agreement between Martindale and the Governor Funds; the Interim Sub-Advisory Agreement contains a comparable provision in the event of the termination of the Interim Advisory Agreement between Martindale and the Governor Funds.

     Pursuant to the terms of the Interim Sub-Advisory Agreement, the maximum amount of compensation payable to Brinson during this interim period is no greater than that which would have been payable to Brinson under the Previous Sub-Advisory Agreement. The compensation to be paid to Brinson under the Interim Sub-Advisory Agreement is being held in an interest-bearing escrow account with State Street.

     In accordance with the provisions of Rule 15a-4,  the Interim  Sub-Advisory
Agreement  also provides  that, if the  International  Equity Fund  shareholders approve a new investment sub-advisory agreement between Brinson and Martindale no later than 150 days from the Interim Sub-Advisory Agreement Effective Date, Brinson is entitled to the compensation held in the interest-bearing escrow account (including interest earned on that amount). If the International Equity Fund shareholders do not approve a new investment sub-advisory agreement between Brinson and Martindale within that time period, the Interim Sub-Advisory Agreement provides that Brinson is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by Brinson in performing its duties under the Interim Sub-Advisory Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account).

NEW SUB-ADVISORY AGREEMENT

     At  the  September  14,  2000  meeting,  the  Board  also  approved  a  New
Sub-Advisory Agreement between Martindale and Brinson. The New Sub-Advisory Agreement is identical in all material respects to the Previous Sub-Advisory Agreement, including the rate of sub-advisory fee, except for its effective and termination dates. Specifically, the New Sub-Advisory Agreement provides for the Agreement to become effective on the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement and would remain in effect until the earlier of June 30, 2001, or until the Closing of the Reorganization as to the International Equity Fund (currently anticipated to occur on or about December 18, 2000), unless otherwise terminated.

     As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Sub-Advisory Agreement is necessary in order for Brinson to receive the amount of the sub-advisory fee it would have otherwise received under the Previous Sub-Advisory Agreement for managing the International Equity Fund under the Interim Sub-Advisory Agreement from the date the Previous Sub-Advisory Agreement terminated until the New Sub-Advisory Agreement is approved by shareholders of the International Equity Fund. The rate of sub-advisory fee under both the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement is identical to the rate of sub-advisory fee under the Previous Sub-Advisory Agreement. Approval of the New Sub-Advisory Agreement would also permit Brinson to continue to serve as sub-adviser to the International Equity Fund until consummation of the Reorganization of that Fund.

     If shareholders of the International Equity Fund do not approve the New Sub-Advisory Agreement, Brinson will be entitled to receive from Martindale the lesser of the total amount held in the interest-bearing escrow account (plus interest earned) or any costs Brinson incurred in performing the Interim Sub-Advisory Agreement prior to its termination (plus interest earned on that amount while in the interest-bearing escrow account), on behalf of the International Equity Fund. Such amount will be released to Brinson from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the International Equity Fund.

     If the shareholders of the International Equity Fund do not approve the New Sub-Advisory Agreement, the Board of Trustees of the Governor Funds will take appropriate action with respect to the Fund's sub-advisory arrangements.

BOARD CONSIDERATIONS

     In determining whether to approve the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, the Board of Trustees, including a majority of the Independent Trustees, of the Governor Funds, determined that the scope and quality of services to be provided under both the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement were at least equivalent to those provided under the Previous Sub-Advisory Agreement. In addition, the Board was advised that there would be no changes in the personnel who provide the investment advisory services to the International Equity Fund during the terms of both the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement. The Board considered the fact that there were no material differences between the terms and conditions of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, other than the dates of effectiveness and termination provisions and, with respect to the Interim Sub-Advisory Agreement, the escrow provisions and other terms required by Rule 15a-4. The Board of Trustees of the Governor Funds also considered both the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement as part of its overall approval of the Plan. The Board considered, among other things, the factors set forth above under "Information About the Reorganization - Considerations by the Board of Trustees of the Governor Funds."

     Based upon the considerations set forth above, the Trustees have determined that the New Sub-Advisory Agreement is in the best interest of the International Equity Fund and its shareholders. The Board believes that the International Equity Fund will receive sub-advisory services under the New Sub-Advisory Agreement equivalent to those that they received under the Previous Sub-Advisory Agreement, and at the same fee and expense levels.

COMPARISON OF THE PREVIOUS SUB-ADVISORY AGREEMENT
AND NEW SUB-ADVISORY AGREEMENT
SUB-ADVISORY SERVICES

     The sub-advisory services to be provided by Brinson under the New Sub-Advisory Agreement are identical to those provided by Brinson under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to provide a continuous investment program for the International Equity Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund, subject to the supervision of Martindale and the Board of Trustees of the Governor Funds. Under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to determine from time to time what securities and other investments are to be purchased, retained or sold with respect to the International Equity Fund and is to implement such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as it may select. Brinson is to provide the services under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement in accordance with the International Equity Fund's investment objectives, policies and restrictions, as stated in its current prospectus and resolutions of the Board of Trustees of the Governor Funds.

     Under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to maintain all books and records with respect to the securities transactions of the International Equity Fund and is to furnish Martindale and the Board of Trustees such periodic and special reports as Martindale and the Board may request. The Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement also provide that, in making investment recommendations for the International Equity Fund, Brinson's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the account of the International Equity Fund are customers of Brinson or of its parents, subsidiaries or affiliates. In dealing with such customers, Brinson and its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Governor Funds.

FEES

     The Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement provide that Martindale will pay Brinson an annual fee based on the average daily net assets of the International Equity Fund as follows: 0.40% of the first $50 million of the Fund's average daily net assets; 0.35% of the next $150 million of the Fund's average daily net assets; and 0.30% of the Fund's average daily net assets in excess of $200 million. The fee arrangement between Martindale and Brinson is identical in the Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement.

PAYMENT OF EXPENSES

     Under both the Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement, Brinson is to pay all expenses incurred by it in connection with its activities under the relevant Agreement, other than the cost of securities (including brokerage commissions, if any) purchased for the International Equity Fund.

BROKERAGE

     Under the Previous Sub-Advisory Agreement, Brinson agreed to place orders pursuant to its investment determinations for the International Equity Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, Brinson was to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, Brinson was required to consider all factors it deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, Brinson was permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the International Equity Fund and/or other accounts over which Brinson exercised investment discretion. Subject to the review of Martindale and the Board of Trustees from time to time with respect to the extent and continuation of the policy, Brinson was authorized to pay a broker or dealer who provided such brokerage and research services a commission for effecting a securities transaction for the International Equity Fund that was in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Brinson determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Brinson with respect to the accounts as to which it exercised investment discretion.

     In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, Brinson was permitted to consider the sale of shares of the International Equity Fund. Except as otherwise permitted by applicable laws, rules and regulations, in no instance were portfolio securities to be purchased from or sold to BISYS, Martindale, Brinson or any affiliated person of the Governor Funds, BISYS, Martindale or Brinson. In executing portfolio transactions for the International Equity Fund, Brinson was permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other Governor Funds and its other clients where such aggregation was not inconsistent with the policies set forth in the Governor Funds' registration statement. In such event, Brinson was to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Governor Funds and such other clients.

     The New Sub-Advisory Agreement contains identical provisions.

LIMITATION OF LIABILITY

     The Previous Sub-Advisory Agreement provided that Brinson shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Governor Funds or Martindale in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

     The New Sub-Advisory Agreement contains an identical provision.

CONTINUANCE

     If approved by shareholders of the International Equity Fund at the Special Meeting, the New Sub-Advisory Agreement would continue until June 30, 2001, unless terminated. The New Sub-Advisory Agreement may be continued from year to year thereafter by a majority vote of the Board of Trustees of the Governor Funds, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of the International Equity Fund. The New Sub-Advisory Agreement provides that it will immediately terminate upon consummation of the Reorganization of the International Equity Fund.

TERMINATION

     The Previous Sub-Advisory Agreement provided that it may be terminated at any time on 60 days' written notice to the other party, without the payment of any penalty, by Martindale or the Governor Funds (by vote of the Board of Trustees of the Governor Funds or by vote of a majority of the outstanding voting securities of the International Equity Fund) or by Brinson.

     The New Sub-Advisory Agreement contains an identical provision.

     The Previous Sub-Advisory Agreement also provided that it would immediately terminate in the event of its assignment and in the event of the termination of the Previous Advisory Agreement.

     The New Sub-Advisory Agreement provides that it will immediately terminate:
(1) in the event of its assignment; (2) upon consummation of the Reorganization of the International Equity Fund; and (3) in the event of the termination of the investment advisory agreement with Martindale then in effect.

     The Previous Sub-Advisory Agreement was dated November 16, 1998, and continuance of the Previous Sub-Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on May 4, 2000. BISYS, as the initial shareholder of the International Equity Fund, approved the Previous Sub-Advisory Agreement prior to the Fund's commencement of operations on February 1, 1999.

ADDITIONAL INFORMATION REGARDING BRINSON

     Brinson has served as the sub-adviser to the International Equity Fund since November 16, 1998. Listed below is the name and principal occupation of the principal executive officer and each director of Brinson. The address of the principal executive officer and each director is the offices of Brinson at 209 South LaSalle Street, Chicago, Illinois 60604.

NAME                      TITLE                PRINCIPAL OCCUPATION
----                      -----                --------------------
Benjamin F. Lenhardt, Jr. President, Chief     Director, President, Chief
                          Executive Officer    Executive Officer and
                          and Director         Managing Director of Brinson

Gary P. Brinson           Director             Director, Chairman of the
                                               Board of Directors and
                                               Managing Director of Brinson

Jeffrey J. Diermeier      Director             Director, Chief Investment
                                               Officer and Managing Director
                                               of Brinson

Nicholas C. Rassas        Director             Director, Vice President and
                                               Managing Director of Brinson

      For the fiscal year ended June 30, 2000, Brinson earned $168,658 with respect to its sub-investment advisory services pursuant to the Previous Sub-Advisory Agreement.

      Brinson acts as investment adviser to the following series of The Brinson Funds, a registered investment company with a similar investment objective to the International Equity Fund and Vision International Equity Fund:

                                                   RATE OF
                                               MANAGEMENT FEE
                                                 PAYABLE TO        AMOUNT OF
                                                 BRINSON ON      WAIVER AND/OR
                              NET ASSETS AS    AVERAGE DAILY        EXPENSE
NAME OF BRINSON SERIES      OF JUNE 30, 2000     NET ASSSETS     REIMBURSEMENT*
----------------------      ----------------     -----------     -------------

International Equity Fund     $417,804,545          0.80%            1.00%

-----------------
* Brinson has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses of the International Equity Fund do not exceed 1.00%.

VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Governor Funds of proxies for use at the Special Meeting to be held on December 13, 2000 at 2:00 p.m., Eastern Time at the principal offices of the Governor Funds, 3435 Stelzer Road, Columbus Ohio 43218, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Governor Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by M&T Bank or one of its affiliates, and not by the Governor Funds or the Vision Funds. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Governor Funds and M&T Bank. Such solicitations may be by telephone, telegraph or personal contact. M&T Bank or one of its affiliates will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

     You may vote by  completing  and signing  the  enclosed  proxy  card(s) and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-800-690-6903. Internet voting is also available at www.proxyvote.com. Neither the Governor Funds nor its shareholders will bear the costs for this proxy solicitation. If votes are recorded by telephone, the Governor Funds or its agents will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

     The Board of Trustees of the Governor Funds has fixed the close of business on October 16, 2000, as the record date for the determination of shareholders of the Governor Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Holders of the S Shares class of the Prime Money Market Fund are entitled to notice of, but not entitled to vote on, the Reorganization since the Board of the Governor Funds determined at a meeting held on October 27, 2000 to liquidate the S Shares class of the Fund on December 1, 2000. The S Shares will not be counted as outstanding shares of the Prime Money Market Fund for purposes of determining a quorum. Each share of a Governor Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the Governor Funds had the number of shares issued and outstanding listed below:

                                               TOTAL SHARES

FUND NAME                                      OUTSTANDING
---------                                      -----------
Aggressive Growth Fund                       11,978,335.397
Established Growth Fund                      19,642,158.89
Intermediate Term Income Fund                25,947,321.466
International Equity Fund                    3,946,929.089
Lifestyle Conservative Growth Fund            136,310.966
Lifestyle Growth Fund                          27,633.046
Lifestyle Moderate Growth Fund                120,081.652
Limited Duration Government Securities Fund  7,435,407.067
Pennsylvania Municipal Bond Fund             9,256,482.174
Prime Money Market Fund (Investor Shares)    189,150,699.27
Prime Money Market Fund (S Shares)           1,462,712.01
U.S. Treasury Obligations Money Market       15,004,877.850
Fund

      On the record date, the Trustees and officers of the Governor Funds individually, and as a group, owned less than 1% of the outstanding shares of each Governor Fund.

      To the best knowledge of the Governor Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Investor Shares class of any Governor Fund.

                                                              PERCENT OF
                               NAME AND ADDRESS OF RECORD     OUTSTANDING
NAME OF GOVERNOR FUND          AND BENEFICIAL OWNER           SHARES

-----------------------------  -----------------------------  -----------------

Prime Money Market -           National Financial Services            18.1028%
Investor Shares                Corp.*
                               200 Liberty St.
                               New York, NY  10281

                               Altru Company**                        74.7164%
                               1315 11th Ave.
                               Altoona, PA  16601

Prime Money Market - S         Robert F. Rubright                      7.0967%
Shares                         Sally A. Rubright
                              1527 Pottsville Pike

                            Shoemakersville, PA 19555

                               Michael J. Hagan***                   27.4147%
                               Joyce L. Hagan

                               1629 Clydesdale Cir.
                               Yardley, PA  19067

                                                                        20.8623%

                               Digby D. MacDonald

                               1010 Greenbriar Dr.
                             State College, PA 16801

                               Betty Factor                           18.1017%
                               Marvin Factor

                               2607 Old Rodgers Rd.
                               Bristol, PA  19007

                               Paul M. Metzger                         5.8142%
                               600 Philadelphia Rd.
                               Joppa, MD  21085

US Treasury Obligations        National Financial Services            10.2965%
Money Market                   Corp.*
                               200 Liberty St.
                               New York, NY  10281

                               Altru Company**                        87.0015%
                               1315 11th Ave.
                               Altoona, PA  16601

Pennsylvania Municipal Bond    Altru Company**                        94.9350%
                               1315 11th Ave.
                               Altoona, PA  16601

Intermediate Term Income       Altru Company**                        62.6860%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        36.6428%
                               1315 11th Ave.
                               Altoona, PA  16601

Established Growth             Altru Company**                        50.9818%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        39.6110%
                               1315 11th Ave.
                               Altoona, PA  16601

Aggressive Growth              Altru Company**                         6.0800%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        42.5931%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        45.7868%
                               1315 11th Ave.
                               Altoona, PA  16601

Limited Duration Government    Altru Company**                        80.0701%
Securities                     1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        18.5761%
                               1315 11th Ave.
                               Altoona, PA  16601

International Equity Fund      Altru Company**                        57.0118%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        41.9275%
                               1315 11th Ave.
                               Altoona, PA  16601

Lifestyle Conservative         Robert Holsinger                       10.5919%
Growth Fund                    520 Barley St.
                            Roaring Spring, PA 16673

                               Earl E. Meily                           5.1971%
                               14 Cardinal Dr.
                               Milton, PA  17847

                               IRA Rollover                           14.2175%
                               RR 4 Box 117
                              Mifflinburg, PA 17844

                               Thomas P. McIntyre, Sr.                 7.0838%
                               1618 County Street
                              Laureldale, PA 19605

                               IRA Rollover                           14.2361%
                               2306 E. Allegheny Ave.
                             Philadelphia, AP 19134

                               IRA Rollover                            5.8140%
                               15600 Bank St.
                               Mt. Savage, MD  21545

                               Shirley Decker                         18.0783%
                               102 Highlands
                               Danville, PA  17821

                               IRA Rollover                            8.1908%
                              3303 Comfort Hill Rd.

                               Wellsburg, NY 14894

----------------
* DENOTES SHARES HELD OF RECORD ONLY.

** ALTRU COMPANY IS THE NOMINEE NAME FOR M&T BANK UNDER WHICH M&T BANK HOLDS SHARES FOR THE BENEFIT OF ITS TRUST AND/OR FIDUCIARY CUSTOMERS. M&T BANK MAY OR MAY NOT EXERCISE INVESTMENT DISCRETION OR HAVE VOTING AUTHORITY WITH RESPECT TO SUCH SHARES. M&T BANK HAS VOTING AUTHORITY WITH RESPECT TO MORE THAN 25% OF THE VOTING SECURITIES OF EACH GOVERNOR FUND AND, THEREFORE, M&T BANK POSSESSES THE ABILITY TO CONTROL THE OUTCOME OF MATTERS SUBMITTED FOR A SHAREHOLDER VOTE OF THE GOVERNOR FUNDS OR A PARTICULAR GOVERNOR FUND.

*** PERSON IS DEEMED TO CONTROL THE CLASS WITHIN THE MEANING OF THE 1940 ACT. SUCH PERSON POSSESSES THE ABILITY TO CONTROL THE OUTCOME OF MATTERS SUBMITTED FOR THE VOTE OF SHAREHOLDERS OF THAT CLASS.

      As to each Vision Fund, on the record date, the Trustees and officers of the Vision Group of Funds as a group owned less than 1% of the outstanding shares of any class of a Vision Fund.

      To the best knowledge of the Vision Group of Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any Vision Fund.

                                                                PERCENT OF

NAME OF VISION FUND AND TITLE    NAME AND ADDRESS OF RECORD     OUTSTANDING
OF CLASS                         OWNER                          SHARES
-------------------------------  -----------------------------  ----------------

Vision Money Market Fund -       Manufacturers & Traders*                6.85%
Class A                          Tice & Co. , 8th Floor
                            Attn: TR Dept. Cash Clerk

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers & Traders*               13.47%
                              Tice & Co., 8th Floor

                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 National Financial Services             9.35%
                              Co. for the Exclusive

                            Benefit of Our Customers

                                 PO Box 3752
                              Church Street Station

                             New York, NY 10008-3752

Vision Treasury Money Market     Manufacturers & Traders*               76.87%
Fund - Class A                   Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk

                                 PO Box 1377
                             Buffalo, NY 14240-1377

Vision NY Tax-Free Money         Manufacturers & Traders TR             15.62%
Market Fund                      Co.*
                              Tice & Co., 8th Floor

                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers & Traders TR             27.39%
                                 Co.*
                                 Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 National Financial Services            20.31%
                              Co. for the Exclusive

                            Benefit of Our Customers

                                 PO Box 3752
                              Church Street Station

                             New York, NY 10008-3752

Vision Money Market Fund -       OSMOSE Inc.**                           7.75%
Class S                          980 Ellicott St.
                             Buffalo, NY 14209-2398

                                 Health Solutions Limited**             13.75%
                              210 Great Oaks Blvd.

                              Albany, NY 12203-5962

Vision Treasury Money Market     University Hill Radiation               5.70%
Fund - Class S                   Oncology**
                             Money Advantage Account

                              60 Presidential Plz.

                             Syracuse, NY 13203-2292

                                 United Radio Inc.**                     5.13%
                                 Money Advantage
                                2949 Erie Blvd. E

                             Syracuse, NY 13224-1493

Vision New York Municipal        Manufacturers & Traders TR             31.26%
Income FD - Class A              Co.*
                                 Krauss & Co.
                                Attn: Trust Dept.

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Tice & Co.*                            10.17%
                                 c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 SEI Trust Company*                      6.97%
                                 c/o M&T Bank

                                Attn: Mutual Fund

                                 Administrator

                                 One Freedom Valley Drive
                                 Oaks, PA  19456

Vision US Government             Krauss & Company*                      28.97%
Securities Fund - Class A        c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Tice & Co.*                            14.73%
                                 c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers and Traders              11.58%
                                 Bank*
                                 REHO & Co.
                                Attn: Trust Dept.

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 SEI Trust Company*                     18.27%
                                 c/o M&T Bank

                                Attn: Mutual Fund

                                 Administrator

                                 One Freedom Valley Drive
                                 Oaks, PA  19456
                                                                           8.49%

                               SEI Trust Company*

                            c/o M&T Investment Group

                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Large Cap Value Fund -    Tice & Co.*                            16.80%
Class A                          c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Krauss & Company*                      11.78%
                                 c/o Manufacturers & Traders
                                 Trust
                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers and Traders               5.80%
                                 Bank*
                                 REHO & Co.
                                Attn: Trust Dept.

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers and Traders               6.59%
                                 Bank*
                                 REHO & Co.
                                Attn: Trust Dept.

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 SEI Trust Company*                     21.93%
                                 c/o M&T Bank

                                Attn: Mutual Fund

                                 Administrator

                                 One Freedom Valley Drive
                                 Oaks, PA  19456

                                 SEI Trust Company*                     10.95%
                            c/o M&T Investment Group

                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Large Cap Growth Fund     Manufacturers & Traders TR              5.48%
- Class A                        Co.*
                                 Tice & Co.
                             Attn: Trust Department

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers & Traders TR              8.67%
                                 Co.*
                                 Tice & Co.
                             Attn: Trust Department

                                 PO Box 1377
                             Buffalo, NY 14240-1377

                                 Manufacturers and Traders              78.47%
                                 Bank*
                                 REHO & Co.
                                Attn: Trust Dept.

                                 PO Box 1377
                             Buffalo, NY 14240-1377

Vision Large Cap Growth Fund     NFSC/FMTC IRA**                         6.69%
- Class B                        FBO Carol Lee Spages
                                 23 Donald Ave.
                              Newton, NJ 07860-2301

                                 NFSC FEBO**                            10.71%
                                 Carol J. McGee

                                 Donald J. McGee

                                 1072 Klem Road

                             Webster, NY 14580-8601

                                 NFSC FEBO**                             5.81%
                            William Norman Henderson

                               Teresa E. Henderson

                                 4300 Graham Rd.
                            Jamesville, NY 13078-9436

                                 Faustino Albano**                       9.19%
                                 Carol Albano  JTWROS
                                 90 Pine St.
                                 E. Rochester, NY  14445-1349

                                 Michael Buonaccorso C/F**              12.65%
                            Michael Buonaccorso, Jr.

                                 UTMA NY 21
                               50 Stone Island Ln.

                            Penefield, NY 14526-1018

                                 Floyd C. Alles &**                      9.19%
                            Winifred D. Alles JTWROS

                                3158 Oakmont Rd.

                            Bloomfield, NY 14469-9704

                                 NFSC FEBO**                            15.56%
                                Herbert K. Levin

                                 PMA Account

                                 18 Kirby Trl.
                             Fairport, NY 14450-4128

Vision Large Cap Value Fund -    NFSC/FMTC Roth IRA**                    5.73%
Class B                          FBO Albert H. Arnold
                                 700 Cooper Rd.
                              Jordan, NY 13080-9715

                                 NFSC/FMTC IRA Rollover**                9.86%
                              FBO Basil J. Mancuso

                                 PO Box 11038
                             Syracuse, NY 13218-1-38

                                 John A. Berra**                        11.09%
                                 47 Liddell St.
                             Buffalo, NY 14212-1823

                                 Linda Fordyce Dehlinger**               6.34%
                                22 Milton Street

                            Tonawanda, NY 14150-3926

                                 Mary Ann Rizzo**                       42.04%
                                 800 Lebrun

                             Amherst, NY 14226-4214

                                 Bernice E. Allen**                      6.85%
                                 3 Hopkins Rd #5
                            Liverpool, NY 13088-5739

                                 Robert W. Wode**                       13.75%
                               Mary T. Wode JTWROS

                                12906 Ontario St.

                              Irving, NY 14081-9666

Vision Mid Cap Stock Fund -      Tice & Co.*                             7.13%
Class A                          c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 SEI Trust Company*                      6.79%
                                 c/o M&T Bank

                                Attn: Mutual Fund

                                 Administrator

                                 One Freedom Valley Drive
                                 Oaks, PA  19456

                                 SEI Trust Company*                     32.16%
                            c/o M&T Investment Group

                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Mid Cap Stock Fund -      NFSC FEBO**                            13.05%
Class B                          NFSC/FMTC IRA Rollover
                              FBO Harold L. Thomas

                                 150 Surry Run

                                Williamsville, NY
                                   14221-3322

                                 NFSC FEBO**                            15.07%
                                M. Cesarie Sasala

                              2025 Piney Point Rd.

                               Troy, NY 12180-9505

                                 Barbara Strittmatter**                  7.23%
                                 3 Raymond Dr.
                              Ashley, PA 18706-1731

                                 NFSC FEBO**                             7.21%
                                Herbert I. Levin

                                 PMA Account

                                 18 Kirby Trl.
                             Fairport, NY 14450-4128

----------------
* DENOTES ACCOUNTS FOR WHICH M&T BANK HOLDS SHARES FOR THE BENEFIT OF ITS TRUST AND/OR FIDUCIARY CUSTOMERS. M&T BANK MAY OR MAY NOT EXERCISE INVESTMENT DISCRETION OR HAVE VOTING AUTHORITY WITH RESPECT TO SUCH SHARES. M&T BANK HAS VOTING AUTHORITY WITH RESPECT TO MORE THAN 25% OF THE VOTING SECURITIES OF EACH VISION FUND AND, THEREFORE, M&T BANK POSSESSES THE ABILITY TO CONTROL THE OUTCOME OF MATTERS SUBMITTED FOR A SHAREHOLDER VOTE OF THE VISION GROUP OF FUNDS OR A PARTICULAR VISION FUND.

** DENOTES BENEFICIAL AND RECORD OWNER OF SHARES.

     Approval of the Plan with respect to a Governor Fund requires the affirmative vote, in person or by proxy, of the lower of : (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy ("Majority Vote"). In the event that shareholders of one or more of the Governor Funds do not approve the Plan, the Reorganization will proceed with respect to those Governor Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Vision Funds are not being solicited since their approval is not required in order to effect the Reorganization.

     Approval of the New Advisory Agreement with respect to a Governor Fund requires a Majority Vote. In the event the shareholders of one or more of the Governor Funds do not approve the New Advisory Agreement, the New Advisory Agreement will only be in effect for those Governor Funds that have approved the New Advisory Agreement.

     With respect to the International Equity Fund, approval of the New Sub-Advisory Agreement requires a Majority Vote.

     Shareholders  of each Governor Fund will vote separately on Proposals 1 and
2. The  International  Equity Fund shareholders will vote separately on Proposal
3. In order for the shareholder meeting to go forward for a Governor Fund, there must be a quorum. This means that at least one-third of that Fund's shares entitled to vote must be represented at the meeting -- either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposals.

     If a quorum is not obtained or if sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

     Management of the Governor Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting.
However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     Governor Funds is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders of the Governor Funds (if any) should send their written proposals to the Governor Funds at 3435 Stelzer Road, Columbus, Ohio 43218, ATTN:
Secretary, so that they are received within a reasonable time before such meeting.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Trustees of the Governor Funds has unanimously approved the proposed Reorganization, the New Advisory Agreement for each Governor Fund, and, with respect to the International Equity Fund, the New Sub-Advisory Agreement. The Board of Trustees of the Governor Funds recommends that you vote to approve the Plan, the New Advisory Agreement and, for shareholders of the International Equity Fund, the New Sub-Advisory Agreement. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                    EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT

EXHIBIT

A    Form of Agreement and Plan of Reorganization

B    Vision Fund Prospectus dated November 8, 2000 (enclosed)






                                    EXHIBIT A

                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, made as of this ____ day of November, 2000, by and between Vision Group of Funds (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, and Governor Funds (the "Governor Funds"), a business trust created under the laws of the State of Delaware, with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43218.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Trust on behalf of the Vision Portfolio (as hereinafter defined) of substantially all of the property, assets and goodwill of the [ ] Fund series (the "Governor Portfolio") of the Governor Funds in exchange solely for Class A shares of beneficial interest, no par value ("Class A Shares"), of the [ ] Fund series (the "Vision Portfolio") of the Trust, and the assumption by the Trust on behalf of the Vision Portfolio of all of the liabilities of the Governor Portfolio, (ii) the distribution of such shares of beneficial interest of the Vision Portfolio to the shareholders of the Governor Portfolio according to their respective interests, and (iii) the dissolution of the Governor Portfolio as soon as practicable after the closing (as referenced in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   SALE  AND  TRANSFER  OF  ASSETS  AND   LIABILITIES,   LIQUIDATION  AND
          DISSOLUTION OF THE GOVERNOR PORTFOLIO

     (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of the delivery by the Trust of the number of its Class A Shares of beneficial interest of the Vision Portfolio hereinafter provided, the Governor Funds, on behalf of the Governor Portfolio, agrees that it will sell, convey, transfer and deliver to the Trust on behalf of the Vision Portfolio at the Closing provided for in Section 3 all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the Governor Portfolio as of the close of business on the closing date (as referenced in Section 3, hereinafter called the "Closing Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Governor Portfolio may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Governor Portfolio's Liabilities on its books at the close of business on the Closing Date, including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the close of business on the Closing Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (2) to pay such contingent liabilities as the trustees of the Governor Funds shall reasonably deem to exist against the Governor Portfolio, if any, at the close of business on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Governor Portfolio (hereinafter "Net Assets"). The Governor Funds, on behalf of the Governor
Portfolio, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date. The Governor Funds agree to use commercially reasonable best efforts to identify all Liabilities prior to the Closing Date and to discharge all known Liabilities on or prior to the Closing Date.

     (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Governor Funds herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust agrees at the Closing to assume the Liabilities and to deliver to the Governor Portfolio the number of Class A Shares of beneficial interest of the Vision Portfolio, no par value, determined by dividing the net asset value per share of beneficial interest of the Investor shares ("Investor Shares") of the Governor Portfolio as of the close of business on the Closing Date by the net asset value per share of beneficial interest of the Class A Shares of the Vision Portfolio as of the close of business on the Closing Date, which net asset value per share shall be identical to that determined to be the net asset value per share of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date, and multiplying the result by the number of outstanding shares of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, the Governor Portfolio shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the Class A Shares of beneficial interest of the Vision Portfolio received by the Governor Portfolio pursuant to this
Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Vision Portfolio of the type and in the amounts due such shareholders based on their respective holdings of Investor Shares of the Governor Portfolio as of the close of business on the Closing Date. Fractional shares of beneficial interest of the Class A Shares of the Vision Portfolio shall be carried to the third decimal place. No certificates representing Class A Shares of beneficial interest will be issued to shareholders of the Investor Shares irrespective of whether such shareholders hold their Investor Shares in certificated form.

     (d) At the Closing, each shareholder of record of the Governor Portfolio as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(f) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Governor Portfolio that such person had on such Distribution Record Date.

      2.    VALUATION

     (a) The value of the Governor Portfolio's Net Assets to be acquired by the Vision Portfolio hereunder shall be computed as of the close of business (which shall be deemed to be the close of the New York Stock Exchange, Inc. ("NYSE")) on the Closing Date using the valuation procedures set forth in the Governor Portfolio's currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the Class A Shares of the Vision Portfolio shall be identical to the net asset value per share of the Investor Shares of the Governor Portfolio at the close of business on the Closing Date, determined as set forth in subsection (c) of Section 2.

     (c) The net asset value of a share of beneficial interest of the Investor Shares of the Governor Portfolio shall be determined to the nearest full cent as of the close of business (which shall be deemed to be the close of the NYSE) on the Closing Date, using the valuation procedures as set forth in the Governor Portfolio's currently effective prospectus and statement of additional information.

      3.    CLOSING AND CLOSING DATE

     The Closing Date shall be December 18, 2000, or such later date as the parties may mutually agree in writing. The Closing shall take place at the [principal office of the Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010] at 9:00 a.m. Eastern Time on the first business day following the Closing Date. Notwithstanding anything herein to the contrary, in the event that on the Closing Date, (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust or Governor Funds, accurate appraisal of the value of the net assets of the Governor Portfolio or the Vision Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Governor Portfolio and the Vision Portfolio is practicable in the judgment of the Trust and Governor Funds. The Governor Funds shall have provided for delivery as of the Closing of those Net Assets of the Governor Portfolio to be transferred to the Trust's Custodian, State Street Bank and Trust Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. Also, the Governor Funds shall deliver at the Closing a list of names and addresses of the shareholders of record of the Investor Shares of the Governor Portfolio and the number of Investor Shares of the Governor Portfolio owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the close of business on the Closing Date, certified by its transfer agent, or by its President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing Class A Shares of the Vision Portfolio to be delivered at the Closing to said transfer agent registered in such manner as the Governor Funds may request, or provide evidence satisfactory to the Governor Funds that such shares of beneficial interest of the Class A Shares of the Vision Portfolio have been registered in an open account on the books of the Vision Portfolio in such manner as the Governor Funds may request.

      4.    REPRESENTATIONS AND WARRANTIES BY THE GOVERNOR FUNDS

            The Governor Funds represents and warrants to the Trust that:

     (a) The Governor Funds is a business trust created under the laws of the State of Delaware on September 3, 1998, and is validly existing and in good standing under the laws of that state. The Governor Funds, of which the Governor Portfolio is a [diversified/non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Governor Funds is authorized to issue an unlimited number of shares of beneficial interest of the Governor Portfolio, par value $0.0001 per share. Each outstanding Investor Share is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

     (c) The financial statements appearing in the Governor Funds' Annual Report to Shareholders for the fiscal year ended June 30, 2000, audited by KPMG LLP, copies of which have been delivered to the Trust, fairly present the financial position of the Governor Funds and the Governor Portfolio as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the Governor Portfolio made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Governor Portfolio.

     (e) The Governor Funds has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) The Governor Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

     (g) The Governor Funds is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

     (h)  The  Governor   Funds  does  not  have  any   unamortized   or  unpaid
organizational fees or expenses.

     (i) The Governor Portfolio satisfies, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

      5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST

            The Trust represents and warrants to the Governor Funds that:

     (a) The Trust is a business trust created under the laws of the State of Delaware on August 11, 2000, and is validly existing and in good standing under the laws of that state. The Trust, of which the Vision Portfolio is a [diversified/non-diversified] separate series, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Each outstanding share is fully paid, non-assessable and has full voting rights and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The Class A Shares of beneficial interest of the Vision Portfolio to be issued pursuant to this Agreement will be fully paid, non-assessable, fully transferable and have full voting rights.

     (c) At the Closing, the Class A Shares of beneficial interest of the Vision Portfolio will be eligible for offering to the public in those states of the United States and jurisdictions in which the Investor Shares of the Governor Portfolio are presently eligible for offering to the public, and there are a sufficient number of such shares registered under the 1933 Act, to permit the transfers contemplated by this Agreement to be consummated.

     (d) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

     (e) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

     (f) Neither the Trust nor the Vision Portfolio is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (g) The Trust does not have any unamortized or unpaid organizational fees or expenses.

     (h) The books and records of the Vision Portfolio made available to the Governor Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Vision Portfolio.

      6.    REPRESENTATIONS AND WARRANTIES BY THE GOVERNOR FUNDS AND THE TRUST
            ------------------------------------------------------------------

            The Governor Funds and the Trust each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of the close of business on the Closing Date for the purpose of determining the number of Class A Shares of beneficial interest of the Vision Portfolio to be issued pursuant to Section 1 of this Agreement will accurately reflect its Net Assets in the case of the Governor Portfolio and its net assets in the case of the Vision Portfolio, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (a) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) There are no legal, administrative or other proceedings or investigations against, or, to its knowledge threatened against, it which would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) It has duly and timely filed all Tax (as defined below) returns and reports (including information returns), which are required to be filed by it, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by it. It has paid or made provision and properly accounted for all Taxes due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in its books and records as of the close of business on the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by it for any periods or fiscal years prior to or including the close of business on the Closing Date, including all Taxes imposed before or after the close of business on the Closing Date which are attributable to any such period or fiscal year. No return filed by it is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to its assets.

     (f) It has full power and authority to enter into and perform its obligations under this Agreement, subject with respect to the performance of its obligations by the Governor Funds and the Governor Portfolio, to approval of its shareholders. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

     (g) All information provided to the Governor Funds by the Trust and by the Governor Funds to the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement and Plan of
Reorganization pursuant to which approval of the Governor Portfolio's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (h) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

      7.    COVENANT OF THE TRUST

     The Class A Shares to be issued and delivered to the Governor Portfolio pursuant to the terms hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the Vision Portfolio shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

      8.    COVENANTS OF THE GOVERNOR FUNDS AND THE TRUST
            ---------------------------------------------

     (a) The Governor Funds and the Trust each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) The Governor Funds undertakes that it will not acquire the Class A Shares of beneficial interest of the Vision Portfolio for the purpose of making distributions thereof other than to the Governor Portfolio's shareholders.

     (c) The Governor Funds and the Trust each agree that by the Closing, all of its federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

            (d)   The Governor Funds will at the Closing provide the Trust with:

     (1)  A  statement  of the  respective  tax basis of all  investments  to be
          transferred  by  the  Governor   Portfolio  to  the  Vision  Portfolio
          certified by KPMG LLP.

     (2) A copy of the shareholder ledger accounts for all the shareholders of record of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date, who are to become holders of the Class A Shares of the Vision Portfolio as a result of the transfer of assets which is the subject of this Agreement, certified by its transfer agent or its President to the best of their knowledge and belief.

     (e) The Governor Funds agrees to mail to each shareholder of record of the Investor Shares of the Governor Portfolio entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (f) The Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the Class A Shares of beneficial interest of the Vision Portfolio issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Governor Portfolio's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (g) The Governor Funds and the Trust each shall supply to the other, at the closing, the statement of assets and liabilities described in Section 6(a) of this Agreement in conformity with the requirements described in such Section.

      9.    CONDITIONS PRECEDENT TO BE FULFILLED BY THE GOVERNOR FUNDS AND THE
            TRUST

     The obligations of the Governor Funds and the Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) The reorganization of the Vision Group of Funds, Inc. with and into the Trust shall have been completed no later than the Closing.

     (e) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by holders of at least a majority of the Investor Shares of the Governor Portfolio voted at a special meeting to be held no later than February 28, 2001 or other such date as the parties may agree.

     (f) That the Governor Portfolio shall have declared a distribution or distributions prior to the Closing Date which, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the Closing Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (g) That prior to or at the Closing, the Governor Funds and the Trust shall receive an opinion from Stradley, Ronon, Stevens & Young LLP, special counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Governor Funds and the Trust in certificates delivered to special counsel to the Trust:

     (1) The acquisition by the Vision Portfolio of all of the assets and the assumption of the liabilities of the Governor Portfolio in exchange for the Vision Portfolio shares will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Vision Portfolio and the Governor Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by the Governor Portfolio upon the transfer of all of its assets to and the assumption of its liabilities by the Vision Portfolio in exchange solely for shares of the Vision Portfolio pursuant to Section 361(a) and Section 357(a) of the Code;

     (3) No gain or loss will be recognized by the Vision Portfolio upon the receipt by it of all of the assets and the assumption of the liabilities of the Governor Portfolio in exchange solely for shares of the Vision Portfolio pursuant to Section 1032(a) of the Code;

     (4) The basis of the assets of the Governor Portfolio received by the Vision Portfolio will be the same as the basis of such assets to the Governor Portfolio immediately prior to the exchange pursuant to
          Section 362(b) of the Code;

     (5) The holding period of the assets of the Governor Portfolio received by the Vision Portfolio will include the period during which such assets were held by the Governor Portfolio pursuant to Section 1223(2) of the Code;

     (6) No gain or loss will be recognized by the shareholders of the Governor Portfolio upon the exchange of their shares in the Governor Portfolio for voting shares of the Vision Portfolio (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

     (7) The basis of the Vision Portfolio's shares received by the Governor Portfolio shareholders (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Governor Portfolio exchanged therefor pursuant to Section 358(a)(1) of the Code;

     (8) The holding period of the Vision Portfolio's shares received by the Governor Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Governor Portfolio's shares surrendered in exchange therefor, provided that the Governor Portfolio shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

     (9) The Vision Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Governor Portfolio described in
          Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code, and the Treasury Regulations thereunder.

     (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Drinker, Biddle & Reath LLP, counsel to the Governor Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

     (1) The Governor Funds was created as a business trust under the laws of the State of Delaware on September 3, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) The Governor Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $0.0001. Assuming that the initial shares of beneficial interest of the Investor Shares of the Governor Portfolio were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Governor Funds, and that all other such outstanding shares of the Governor Portfolio were sold, issued and paid for in accordance with the terms of the Governor Portfolio's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

     (3)  The  Governor  Funds  is  an  open-end,   investment  company  of  the
          management type registered as such under the 1940 Act;

     (4) Except as disclosed in the Governor Portfolio's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Governor Funds, the unfavorable outcome of which would materially and adversely affect the Governor Funds or the Governor Portfolio;

     (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Governor Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (6) Neither the execution, delivery nor performance of this Agreement by the Governor Funds violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Governor Funds is a party or by which the Governor Funds is otherwise bound; and

     (7) This Agreement has been duly and validly authorized, executed and delivered by the Governor Funds and represents the legal, valid and binding obligation of the Governor Funds and is enforceable against Governor Funds in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Governor Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Governor Funds.

     (i) That the Governor Funds shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, Ronon, Stevens & Young LLP, special counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency: arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

     (1) The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial Class A Shares of beneficial interest of the Vision Portfolio were issued in accordance with the 1940 Act and the Trust's Agreement and Declaration of Trust and By-laws, and that all other such outstanding shares of the Vision Portfolio were sold, issued and paid for in accordance with the terms of the Vision Portfolio's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

     (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in the Vision Portfolio's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Vision Portfolio;

     (5) The shares of beneficial interest of the Vision Portfolio to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Trust or the Vision Portfolio, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

     (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

     (7) Neither the execution, delivery nor performance of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its By-laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

     (8) This Agreement has been duly and validly authorized, executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (j) That the Trust's Registration Statement with respect to the Class A Shares of beneficial interest of the Vision Portfolio to be delivered to the Governor Portfolio's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the Class A Shares of beneficial interest of the Vision Portfolio to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Governor Portfolio shareholder.

     (l) That at the Closing, the Governor Funds transfers to the Vision Portfolio aggregate Net Assets of the Governor Portfolio comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Governor Portfolio on the Closing Date.

     (m) The Trust, the Governor Funds and Manufacturers and Traders Trust Company shall have received an order from the Securities Exchange Commission exempting the transactions contemplated by the Plan of Reorganization from
Section 17(a) of the 1940 Act.

     (n) The Trust and Governor Portfolio shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of the termination of the Governor Portfolio's service contracts at the Closing.

     (o) As of the Closing Date, the Trustees and officers of the Governor Funds shall be covered by a trustee and officer liability insurance policy offering coverage substantially comparable to that provided to such Trustees and officers in such capacities by the Governor Funds as of the date hereof with respect to errors or omissions for their service as such on or prior to the Closing Date, such coverage to commence on the Closing Date and to terminate six years after the Closing Date. In addition, as of the Closing Date, Manufacturers and Traders Trust Company shall have agreed to provide or cause to be provided such waivers of fees payable by, and/or reimbursements of expenses of, the Vision Portfolio as set forth on Exhibit A hereto.

      10.   BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

     (a) The Governor Funds and the Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne exclusively by Manufacturers and Traders Trust Company and not by the Trust or the Governor Funds.

     (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Governor Funds under this Agreement with respect to any series of the Governor Funds, or in connection with the transactions contemplated herein with respect to any series of the Governor Funds, shall be discharged only out of the assets of that series of the Governor Funds, and no other series of the Governor Funds shall be liable with respect thereto.

      11.   TERMINATION; WAIVER; ORDER

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Governor Portfolio) prior to the Closing as follows:

     (1) by mutual consent of the Governor Funds and the Trust in writing;

     (2) by the Trust if any condition precedent to its obligations set forth in
Section 9 has not been fulfilled or waived by the Trust in writing; or

     (3) by the Governor Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Governor Funds in writing.

     An election by the Governor Funds or the Trust to terminate this Agreement and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust.

     (b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to in writing by both the Governor Funds and the Trust.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Governor Funds or the Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Governor Funds or the Trust, respectively (whichever is entitled to the benefit thereof), by action taken by the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust, if, in the judgment of the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust (as the case may be), such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the holders of shares of the Governor Portfolio or the Vision Portfolio, on behalf of which such action is taken.

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Governor Funds or the Board Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Governor Portfolio, unless such further vote is required by applicable law or such terms and conditions shall result in a change in the method of computing the number of Class A Shares of beneficial interest of the Vision Portfolio to be issued to the Governor Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Governor Portfolio prior to the meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless the Governor Funds shall promptly call a special meeting of shareholders of the Governor Portfolio at which such conditions so imposed shall be submitted for approval.

      12.   INDEMNIFICATION BY THE TRUST AND THE VISION PORTFOLIO
            -----------------------------------------------------

     The Trust and the Vision Portfolio hereby agree to indemnify and hold the Trustees of the Governor Funds (each an "Indemnified Party") harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) not covered by the insurance to be provided to the Trustees of the Governor Funds as described in the first sentence of Section 9(o) hereof, which any Indemnified Party may incur or sustain by reason of the fact that (i) any representations or warranties made by the Trust in Sections 5 or 7 hereof should prove false or erroneous in any material respect, (ii) any covenant has been breached by the Trust or the Vision Portfolio in any material respect, or (iii) any claim is made alleging that (a) the Combined Proxy Statement and Prospectus delivered to the shareholders of the Governor Portfolio in connection with this transaction or (b) the Registration Statement on Form N-14 of which such Combined Proxy Statement and Prospectus forms a part, included any untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Trust by the Governor Funds, its investment adviser or distributor.

      13.   NOTICE OF CLAIM OF INDEMNIFICATION

     In the event that any claim is made against any Indemnified Party in respect of which indemnity may be sought by an Indemnified Party under Section 12 of this Agreement, the Indemnified Party seeking indemnification shall, with reasonable promptness and before payment of such claim, give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after giving notice hereunder, then, the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement and Plan of Reorganization, or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Governor Funds and the Trust that an indemnity amount is payable, (B) an assessment of a Tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

      14.   FINAL TAX RETURNS AND FORMS 1099 OF THE GOVERNOR PORTFOLIO

     (a) After the Closing, the Governor Funds shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Governor Funds with respect to the Governor Portfolio's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Governor Funds or the Governor Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Governor Portfolio to the extent such expenses have been or should have been accrued by the Governor Portfolio in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by a third party other than the Trust or the Governor Funds or their respective series at the time such Tax returns and Forms 1099 are prepared.

      15.   COOPERATION AND EXCHANGE OF INFORMATION

     The Trust and the Governor Funds will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Such cooperation and information shall include providing copies of relevant Tax returns or portions thereof, together with accompanying schedules and related work papers and documents relating to rulings or other determinations by taxing authorities. Each party shall make its employees and officers available on a mutually convenient basis to provide explanations of any documents or information provided hereunder to the extent, if any, that such party's employees are familiar with such documents or information. Each party or their respective agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Governor Portfolio and Vision Portfolio for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this Section 15 shall be kept confidential except as may be otherwise necessary in connection with the filing of returns or claims for refund.

      16.   ENTIRE AGREEMENT AND AMENDMENTS

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

      17.   COUNTERPARTS

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

      18.   NOTICES

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Governor Funds at , Attention: , with copies to Michael P. Malloy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, or to the Trust, at 5800 Corporate Drive, Pittsburgh, PA 15237-7010,
Attention: Secretary as the case may be.

      19.   GOVERNING LAW

     This Agreement shall be governed by and carried out in accordance with the internal laws of the State of Delaware.

      20.   EFFECT OF FACSIMILE SIGNATURE.
            -----------------------------

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, the Governor Funds and the Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                GOVERNOR FUNDS, ON BEHALF OF THE [ ] FUND SERIES

Attest:


By:                                       By:
      ------------                              ------------
Title:      Secretary                           Title:
                                                            ------------


             VISION GROUP OF FUNDS, ON BEHALF OF THE [        ] FUND SERIES

Attest:


By:                                       By:
Title:      Secretary                           Title:


                                          MANUFACTURERS AND TRADERS

                                          TRUST COMPANY (ONLY WITH RESPECT
                                          TO THE COMMITMENT SET FORTH IN
                                          SECTION 10(B) AND 14(B))

Attest:


By:                                       By:
Title:  Secretary                         Title:



                                      B-2
                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the U.S. TREASURY OBLIGATIONS MONEY MARKET FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the U.S. Treasury Obligations Money Market Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Treasury Money Market Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the ESTABLISHED GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Established Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Large Cap Core Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the PRIME MONEY MARKET FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Prime Money Market Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Institutional Prime Money Market Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the AGGRESSIVE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Aggressive Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Small Cap Stock Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the INTERNATIONAL EQUITY FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1, 2 AND 3 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1, 2 and 3.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the International Equity Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision International Equity Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC ("Martindale").

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To approve a new investment sub-advisory agreement between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     4. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the INTERMEDIATE TERM INCOME FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Intermediate Term Income Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Intermediate Term Bond Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

     YOU  MAY  ALSO  VOTE  YOUR  SHARES  BY   TOUCHTONE   TELEPHONE  BY  CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIMITED DURATION GOVERNMENT SECURITIES FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Limited Duration Government Securities Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Institutional Limited Duration U.S. Government Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the PENNSYLVANIA MUNICIPAL BOND FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Pennsylvania Municipal Bond Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Pennsylvania Municipal Income Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE CONSERVATIVE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Conservative Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Conservative Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE MODERATE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Moderate Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Moderate Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

     YOU  MAY  ALSO  VOTE  YOUR  SHARES  BY   TOUCHTONE   TELEPHONE  BY  CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                 GOVERNOR FUNDS

                                3435 Stelzer Road

                              Columbus, Ohio 43218

                                      PROXY

                THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF

                           TRUSTEES OF GOVERNOR FUNDS

     Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

     1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Aggressive Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

     3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

     (NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING 1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.





                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 13, 2000



                              VISION GROUP OF FUNDS

                              5800 CORPORATE DRIVE

                            PITTSBURGH, PA 15237-7000

                                 1-800-341-7400

           VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

                    VISION PENNSYLVANIA MUNICIPAL INCOME FUND

                                 CLASS A SHARES

                  VISION INSTITUTIONAL PRIME MONEY MARKET FUND

                           VISION SMALL CAP STOCK FUND

                                 CLASS A SHARES

                       VISION INTERMEDIATE TERM BOND FUND

                                 CLASS A SHARES

                        VISION INTERNATIONAL EQUITY FUND

                                 CLASS A SHARES

                           VISION LARGE CAP CORE FUND

                                 CLASS A SHARES

               VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

                                 CLASS A SHARES

              VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

                                 CLASS A SHARES

                VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

                                 CLASS A SHARES

                        VISION TREASURY MONEY MARKET FUND

                                 CLASS A SHARES

                            TO ACQUIRE THE ASSETS OF:

                                 GOVERNOR FUNDS

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43218

                                 1-800-766-3960



       This Statement of Additional Information relates specifically to the reorganizations of certain mutual funds that are series of the Governor Funds (each a "Governor Fund") into the above-referenced mutual funds that are series of the Vision Group of Funds (each a "Vision Fund"). Pursuant to each reorganization, each Vision Fund would acquire all or substantially all of the assets and assume all of the liabilities of the Governor Fund that has identical or substantially similar investment objectives, and Vision Fund shares would be distributed PRO RATA by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. For the name of the Vision Fund into which your Governor Fund would be reorganized, see the "Summary - About the Proposed Reorganization" in the Prospectus/Proxy Statement dated November 13, 2000.

     This Statement of Additional Information dated November 13, 2000 is not a prospectus. A Prospectus/Proxy Statement dated November 13, 2000, related to the above-referenced matter may be obtained from the Vision Group of Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.



     This  Statement  of  Additional   Information  consists  of  the  following
described documents, each of which is incorporated by reference herein:

1. Statement of Additional Information of U.S. Treasury Obligations Money Market Fund, Established Growth Fund, Prime Money Market Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Pennsylvania Municipal Bond Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, and Lifestyle Growth Fund, each a series of Governor Funds, dated October 30, 2000, included in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Governor Funds (1933 Act File No. 333-65213 and 1940 Act File No. 811-9029), previously filed on EDGAR, Accession Number 0000950152-00-001223.

2. Statements of Additional Information of Vision Institutional Prime Money Market Fund, Vision Institutional Limited Duration U.S. Government Fund, Vision Treasury Money Market Fund, Vision Large Cap Core Fund, Vision Intermediate Term Bond Fund, Vision Pennsylvania Municipal Income Fund, Vision Managed Allocation Fund - Conservative Growth, Vision Managed Allocation Fund - Moderate Growth, Vision Managed Allocation Fund -
     Aggressive Growth, Vision Small Cap Stock Fund, and Vision International Equity Fund, each a series of Vision Group of Funds dated November 8, 2000, included in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Vision Group of Funds (1933 Act File No. 33-20673 and 1940 Act File No. 5514) previously filed on EDGAR, Accession Number 0000830744-00-000021.

3. The audited financial statements of U.S. Treasury Obligations Money Market Fund, Established Growth Fund, Prime Money Market Fund, Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Pennsylvania Municipal Bond Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, and Lifestyle Growth Fund, each a series of the Governor Funds, and accompanying audit report of KPMG LLP, included in the Annual Report to Shareholders of the Governor Funds for the fiscal year ended June 30, 2000, previously filed on EDGAR, Accession Number 0000950152-00-006371.

4. The audited financial statements of Vision Treasury Money Market Fund, a series of Vision Group of Funds, included in the Annual Report to Shareholders of Vision Group of Funds, Inc. (predecessor to the Vision Group of Funds) for the fiscal year ended April 30, 2000, previously filed on EDGAR, Accession Number 0000830744-00-000011.

     No Pro Forma Financial Statements are provided for any of the proposed reorganized Funds because of the following reasons:

o Aggressive Growth Fund (Acquired Fund) is to be acquired by Vision Small Cap Stock Fund, which is a shell fund requiring no pro forma financial statements.

o Established Growth Fund (Acquired Fund) is to be acquired by Vision Large Cap Core Fund, which is a shell fund requiring no pro forma financial statements.

o Intermediate Term Income Fund (Acquired Fund) is to be acquired by Vision Intermediate Term Bond Fund, which is a shell fund requiring no pro forma financial statements.

o International Equity Fund (Acquired Fund) is to is to be acquired by Vision International Equity Fund, which is a shell fund requiring no pro forma financial statements.

o Lifestyle Conservative Growth Fund (Acquired Fund) is to be acquired by Vision Managed Allocation Fund - Conservative Growth, which is a shell fund requiring no pro forma financial statements.

o Lifestyle Growth Fund (Acquired Fund) is to be acquired by Vision Managed Allocation Fund - Aggressive Growth, which is a shell fund requiring no pro forma financial statements.

o Lifestyle Moderate Growth Fund (Acquired Fund) is to be acquired by Vision Managed Allocation Fund - Moderate Growth, which is a shell fund requiring no pro forma financial statements.

o Limited Duration Government Securities Fund (Acquired Fund) is to be acquired by Vision Institutional Limited Duration U.S. Government Fund, which is a shell fund requiring no pro forma financial statements.

o Pennsylvania Municipal Bond Fund (Acquired Fund) is to be acquired by Vision Pennsylvania Municipal Income Fund, which is a shell fund requiring no pro forma financial statements.

o Prime Money Market Fund (Acquired Fund) is to be acquired by Vision Institutional Prime Money Market Fund, which is a shell fund requiring no pro forma financial Statements.

o U.S. Treasury Obligation Money Market Fund (Acquired Fund) has assets that total less than 10% of the total assets of the Vision Treasury Money Market Fund (Acquiring Fund).